     As filed with the Securities and Exchange Commission on April 27, 1999


                                        Registration No.33-52310

            SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549
                             ----------------------

                    FORM S-6 POST-EFFECTIVE AMENDMENT NO. 14
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF l933
                             SEPARATE ACCOUNT THREE

                                       OF
               THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
                              (Exact name of trust)

               THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
                               (Name of depositor)
                             ----------------------

             500 N. Woodward Avenue Bloomfield Hills, Michigan 48304
              (Address of depositor's principal executive offices)


                               JAMES D. GALLAGHER
         Secretary and General Counsel The Manufacturers Life Insurance
                               Company of America
             500 N. Woodward Avenue Bloomfield Hills, Michigan 48304
                     (Name and Address of Agent for Service)



It is proposed that this filing will become effective:

_____ immediately upon filing pursuant to paragraph (b) of Rule 485

__X__ on May 1, 1999 pursuant to paragraph (b) of Rule 485

_____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

_____ on [date] pursuant to paragraph (a)(1) of Rule 485

_____ 75 days after filing pursuant to paragraph (a)(2) of Rule 485

                             SEPARATE ACCOUNT THREE
                                       OF
               THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA

                       Registration Statement on Form S-6

                              Cross-Reference Sheet

Form
N-8B-2
Item No.                          Caption in Prospectus
1 ------    Cover Page; General Information About Manufacturers Life of America,
            Separate Account Three, and NASL Series Trust (Manufacturers Life of
            America's Separate Account Three)

2 ------    Cover Page; General Information About Manufacturers Life of America,
            Separate Account Three, and NASL Series Trust (Manufacturers Life Of
            America And Manufacturers Life)

3 ------    *

4 ------    Miscellaneous Matters (Distribution of the Policy)

5 ------    General Information About Manufacturers Life Of America,
            Separate Account Three, and NASL Series Trust
            (Manufacturers Life of America's Separate Account Three)

6 ------    General Information About Manufacturers Life of America,
            Separate Account Three, and NASL Series Trust
            (Manufacturers Life of America's Separate Account Three)

7 ------    *

8 ------    *

9 ------    Miscellaneous Matters (Pending Litigation)

10 -----    Detailed Information About The Policies

11 -----    General Information About Manufacturers Life Of America, Separate
            Account Three, and NASL Series Trust (NASL Series Trust)

12 -----    General Information About Manufacturers Life Of America,
            Separate Account Three, and NASL Series Trust (NASL Series
            Trust)

13 -----    Detailed Information About The Policies (Charges and Deductions)

14 -----    Detailed Information About the Policies (Premium Provisions -Policy
            Issue and Initial Premium); Miscellaneous Matters (Responsibilities
            Assumed By Manufacturers Life)

15 -----    Detailed Information About The Policies (Premium Provisions --
            Policy Issue and Initial Premium)

16 -----    **

17 -----    Detailed Information About The Policies (Policy Values -- Partial
            Withdrawals and Surrenders); Other Provisions -- Payment of
            Proceeds)

-------------

*    Omitted since answer is negative or item is not applicable.

**  Omitted.

Form
N-8B-2
Item No.                          Caption in Prospectus
18 -----    General Information About Manufacturers Life Of America, Separate
            Account Three, and NASL Series Trust

19 -----    Detailed Information About The Policies (Other Provisions - Reports
            To Policyowners); Miscellaneous Matters (Responsibilities Assumed By
            Manufacturers Life)

20 -----    *

21 -----    Detailed Information About The Policies

22 -----    *

23 -----    **

24 -----    Detailed Information About the Policies (Other General Policy
            Provisions)

25 -----    General Information About Manufacturers Life Of America, Separate
            Account Three, and NASL Series Trust (Manufacturers Life Of America
            And Manufacturers Life)

26 -----    *

27 -----    **

28 -----    Miscellaneous Matters (The Directors And Officers Of Manufacturers
            Life Of America)

29 -----    General Information About Manufacturers Life Of America, Separate
            Account Three, and NASL Series Trust (Manufacturers Life Of America
            And Manufacturers Life)

30 -----    *

31 -----    *

32 -----    *

33 -----    *

34 -----    *

35 -----    **

36 -----    *

37 -----    *

38 -----    Miscellaneous Matters (Distribution of the Policy; Responsibilities
            Assumed By Manufacturers Life)

39 -----    Miscellaneous Matters (Distribution of the Policy)

40 -----    *

41 -----    **

42 -----    *

43 -----    *

44 -----    Detailed Information About The Policies (Policy Values - Policy
            Value)

45 -----    *

46 -----    Detailed Information About The Policies (Policy Values - Partial
            Withdrawals and Surrenders; Other Provisions -- Payment of Proceeds)

47 -----    General Information About Manufacturers Life Of America, Separate
            Account Three, and NASL Series Trust (NASL Series Trust)


-------------

*    Omitted since answer is negative or item is not applicable.

**  Omitted.

Form
N-8B-2
Item No.                          Caption in Prospectus
48 -----    *

49 -----    *

50 -----    General Information About Manufacturers Life Of America,
            Separate Account Three, and NASL Series Trust
            (Manufacturers Life Of America's Separate Account Three)

51 -----    Detailed Information About The Policies

52 -----    Detailed Information About The Policies (Miscellaneous
            Matters -- Portfolio Share Substitution)

53 -----    **

54 -----    *

55 -----    *

56 -----    *

57 -----    *

58 -----    *

59 -----    Financial Statements

--------------

*   Omitted since answer is negative or item is not applicable.

**   Omitted.

                                     PART I
                                   PROSPECTUS

                                 PROSPECTUS FOR


                                     [LOGO]
                               A FLEXIBLE PREMIUM

                    VARIABLE LIFE INSURANCE POLICY Issued by


           The Manufacturers Life Insurance Company of America And for


                         Manufacturers Investment Trust




                               Printed May 1, 1999

                                     [LOGO]

      PROSPECTUS

      THE MANUFACTURERS LIFE INSURANCE
      COMPANY OF AMERICA
      SEPARATE ACCOUNT THREE
      VENTURE VUL

      FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

This prospectus describes the flexible premium variable life insurance policy (the "Policy") issued by The Manufacturers Life Insurance Company of America ("Manufacturers Life of America" or the "Company"). The Policies are designed to provide lifetime insurance protection together with flexibility as to

      -     the timing and amount of premium payments,

      -     the investments underlying the Policy Value and

      -     the amount of insurance coverage.

This flexibility allows you, the policyowner, to pay premiums and adjust insurance coverage in light of your current financial circumstances and insurance needs.

Policy Value may be accumulated on a fixed basis or vary with the investment performance of the sub-accounts of Manufacturers Life of America's Separate Account Three (the "Separate Account").

We use the assets of each sub-account to purchase shares of a particular investment portfolio ("Portfolio") of Manufacturers Investment Trust. The accompanying prospectus for Manufacturers Investment Trust and the corresponding statement of additional information describe the investment objectives of the Portfolios in which you may invest net premiums. The Portfolios available to you are set forth under the sub-heading "Eligible Portfolios." Other sub-accounts and portfolios may be added in the future.

You should ask a Manulife Financial representative if changing, or adding to, existing insurance coverage would be advantageous. You should note that it may not be advisable to purchase a Policy as a replacement for existing insurance.

PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT IS VALID ONLY WHEN ACCOMPANIED BY A CURRENT PROSPECTUS FOR MANUFACTURERS INVESTMENT TRUST.

The Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains material incorporated by reference and other information regarding registrants that file electronically with the Commission.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



      The Manufacturers Life Insurance    Service Office:
      Company of America                  200 Bloor Street East
      500 N. Woodward Avenue              Toronto, Ontario, Canada M4W 1E5
      Bloomfield Hills, Michigan 48304    TELEPHONE:  1-800-827-4546
                                                     (1-800-VARILIN[E])



                   THE DATE OF THIS PROSPECTUS IS MAY 1, 1999.

                               PROSPECTUS CONTENTS

                                                                    PAGE
                                                                    ----
INTRODUCTION TO POLICIES ...................................
GENERAL INFORMATION ABOUT MANUFACTURERS
  LIFE OF AMERICA SEPARATE ACCOUNT THREE
  AND MANUFACTURERS INVESTMENT TRUST........................
     Manufacturers Life of America And Manufacturers Life...
     Manufacturers Life of America's Separate Account Three.
     Manufacturers Investment Trust.........................
DETAILED INFORMATION ABOUT THE POLICIES.....................
PREMIUM PROVISIONS..........................................
     Policy Issue And Initial Premium.......................
     Premium Allocation.....................................
     Premium Limitations....................................
     Short-Term Cancellation Right And "Free Look" Provisions
PROVISIONS FOR AVOIDING LAPSE...............................
     No Lapse Guarantee.....................................
     Death Benefit Guarantee................................
INSURANCE BENEFIT...........................................
     The Insurance Benefit..................................
     Death Benefit Options..................................
     Death Benefit Option Changes...........................
     Face Amount Changes....................................
POLICY VALUES...............................................
     Policy Value...........................................
     Transfers Of Policy Value..............................
     Policy Loans...........................................
     Partial Withdrawals And Surrenders.....................
     Charges and Deductions.................................
     Deductions From Premiums...............................
     Surrender Charges......................................
     Monthly Deductions.....................................
     Administration Charge..................................
     Cost Of Insurance Charge...............................
     Mortality And Expense Risks Charge.....................
     Other Charges..........................................
     Special Provisions For Group Or Sponsored Arrangements.
     Special Provisions For Exchanges.......................
     The General Account....................................
OTHER GENERAL POLICY PROVISIONS.............................
     Policy Default.........................................
     Policy Reinstatement...................................
     Miscellaneous Policy Provisions........................
OTHER PROVISIONS............................................
     Supplementary Benefits.................................
     Payment Of Proceeds....................................
     Reports To Policyowners................................
MISCELLANEOUS MATTERS.......................................
     Portfolio Share Substitution...........................
     Federal Income Tax Considerations......................
     Tax Status Of The Policy...............................
Tax Treatment Of Policy Benefits............................

     The Company's Taxes....................................
     Distribution Of The Policy.............................
     Responsibilities Assumed By Manufacturers Life.........
     Voting Rights..........................................
     Directors And Officers Of Manufacturers Life of America
     State Regulations......................................
     Pending Litigation.....................................
     Additional Information.................................
     Legal Matters..........................................
     Independent Auditors...................................
     Year 2000 Issues.......................................
Financial Statements........................................
Appendices..................................................
A.   Sample Illustrations Of Policy Values, Cash Surrender
     Values And Death Benefits..............................
B.   Definitions............................................
C.   Deferred Sales Charge Tables...........................


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION WHERE THE OFFERING WOULD NOT BE LAWFUL. YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS OR IN THE PROSPECTUS OR STATEMENT OF ADDITIONAL INFORMATION OF MANUFACTURERS INVESTMENT TRUST. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.

You are urged to examine this prospectus carefully. The INTRODUCTION TO POLICIES will briefly describe the Flexible Premium Variable Life Insurance Policy. More detailed information will be found within.

INTRODUCTION TO POLICIES

The following summary is intended to provide a general description of the most important features of the Policy. It is not a complete description. You should read all of this prospectus in order to fully understand the provisions of the Policy.

GENERAL

The Policy provides a death benefit in the event of the death of the life insured to the person you name as the beneficiary.

You may pay premiums at any time and in any amount, subject to certain limitations.

You may instruct us as to how your premiums, net of certain deductions, will be allocated. You may choose among the general account and the sub-accounts of Manufacturers Life of America's Separate Account Three. The premiums you allocate to the sub-accounts of Separate Account Three are invested in shares of a particular Portfolio of Manufacturers Investment Trust. You may change your instructions as to how premiums should be allocated at any time. You may also transfer amounts among the sub-accounts subject to certain restrictions (see "Transfers of Policy Value").

The Portfolios currently available to you are set forth beginning on the inside front cover of this prospectus. In the future we may make available other sub-accounts and Portfolios.

The Policy has a Policy Value reflecting premiums you have paid, the investment performance of the accounts to which you have allocated premiums, and certain charges for expenses and cost of insurance. You may obtain a portion of the Policy Value by taking a policy loan or a partial withdrawal, or by full surrender of the Policy.

DEATH BENEFIT

DEATH BENEFIT OPTIONS. You choose one of two death benefit options:

      -     a death benefit equal to the face amount of the Policy, or

      - a death benefit equal to the face amount of the Policy plus the Policy Value.

Under either option, the death benefit may have to be increased to satisfy the so-called "corridor percentage test" under the definition of life insurance in the Internal Revenue Code. See DETAILED INFORMATION ABOUT THE
POLICIES: INSURANCE BENEFIT -- "The Insurance Benefit" and "Death Benefit Options."

YOU MAY CHANGE THE DEATH BENEFIT OPTION. You may change the death benefit option after the Policy has been in force for two years. See Detailed Information About The Policies; Insurance Benefit -- "Death Benefit Option Changes."

YOU MAY INCREASE THE FACE AMOUNT. After the Policy has been in force for two years, you may increase the face amount of the Policy once per policy year. You may have to furnish satisfactory evidence of your insurability. Usually a Policy will have new surrender charges after an increase. See DETAILED INFORMATION ABOUT THE POLICIES; INSURANCE BENEFIT -- "Face Amount Changes."

YOU MAY DECREASE THE FACE AMOUNT. After the Policy has been in force for two years, you may decrease the face amount once per policy year, except during the two-year period following any increase in face amount. A decrease in face amount may result in the deduction of surrender charges. At any time during the two-year period following an increase, you may choose to cancel the increase. See DETAILED INFORMATION ABOUT THE POLICIES; INSURANCE BENEFIT --"Face Amount Changes."

PREMIUM PAYMENTS ARE FLEXIBLE

You may pay premiums at any time and in any amount, subject to certain limitations. See DETAILED INFORMATION ABOUT THE POLICIES; PREMIUM PROVISIONS -- "Policy Issue" and "Premium Limitations."

You must pay at least the Initial Premium to put the Policy in force. See DETAILED INFORMATION ABOUT THE POLICIES; PREMIUM PROVISIONS -- "Policy Limitations" and "Death Benefit Guarantee."

After the Initial Premium is paid there is no minimum premium required. However, by complying with certain tests reflecting the amount of premiums paid, you can ensure that the Policy will not go into default for the first three policy years. For Policies with a face amount of at least $250,000, the protection against default extends beyond the three year period. See DETAILED INFORMATION ABOUT THE POLICIES; PREMIUM PROVISIONS -- "Death Benefit Guarantee."

The Policy is subject to maximum premium limitations to ensure that it qualifies as life insurance under rules defined in the Internal Revenue Code. See DETAILED INFORMATION ABOUT THE POLICIES; PREMIUM PROVISIONS -- "Premium Limitations."

THE POLICY VALUE

The Policy has a Policy Value which reflects the following:

-     the premium payments you have made;

- the investment performance of the sub-accounts to which you have allocated net premiums;

-     the interest we have credited to amounts allocated to our general account;

-     any partial withdrawals you have made;

-     and charges we have deducted under the Policy.

The Policy Value is the sum of the values in the Investment Accounts, the Fixed Account and the Loan Account.

INVESTMENT ACCOUNT. We establish an Investment Account under the Policy for each sub-account of the Separate Account to which you have allocated net premiums or have transferred amounts. An Investment Account measures the interest of the Policy in the corresponding sub-account.

The value of each Investment Account under the Policy varies each Business Day and reflects the investment performance of the Portfolio shares held in the corresponding sub-account. See DETAILED INFORMATION ABOUT THE POLICIES; Policy Values -- "Policy Value."

FIXED ACCOUNT. The Fixed Account consists of that portion of the Policy Value based on net premiums allocated to, and amounts transferred to, the general account of the Company. We credit interest on amounts in the Fixed Account at an effective annual rate guaranteed to be at least 4%. See DETAILED INFORMATION ABOUT THE POLICIES and The General Account.

LOAN ACCOUNT. When you make a policy loan, we will establish a Loan Account under the Policy. We will transfer an amount from the Investment Accounts and the Fixed Account to the Loan Account.

We will credit interest to amounts in the Loan Account at an effective annual rate of at least 4%. The actual rate credited on loan amounts will be the rate charged on loan amounts less an interest rate differential, currently 1.75%. For Select Loan Amounts the interest rate differential is currently 0%. This is subject to change in certain circumstances. See DETAILED INFORMATION ABOUT THE POLICIES; Policy Values -- "Policy Loans."

TRANSFERS ARE PERMITTED. You may transfer amounts among the sub-accounts of Separate Account Three and our general account, subject to certain restrictions.

We permit twelve transfers per policy year at no cost to you. Transfers in excess of that will cost $25 per transfer. If you request more than one transfer at the same time, we will treat your requests as a single request.

Certain restrictions may apply to transfer requests. See DETAILED INFORMATION ABOUT THE POLICIES; Policy Values -- "Policy Value."

USING THE POLICY VALUE

BORROWING AGAINST THE POLICY VALUE. You may borrow against the Policy Value. The minimum loan amount is $500.

Loan interest will be charged on a fixed basis at an effective annual rate of 5.75%. See DETAILED INFORMATION ABOUT THE POLICIES; Policy Values -- "Policy Loans."

YOU MAY MAKE A PARTIAL WITHDRAWAL OF THE POLICY VALUE. After a Policy has been in force for two years, you may make a partial withdrawal of the Policy Value. The minimum amount you may withdraw is $500. You may specify that the withdrawal is to be made from a specific Investment Account or the Fixed Account.

A partial withdrawal may result in a reduction in the face amount of the Policy. It may also result in the assessment of a portion of the surrender charges to which the Policy is subject. See DETAILED INFORMATION ABOUT THE POLICIES; Policy Values -- "Partial Withdrawals and Surrenders" and Charges and Deductions -- "Surrender Charges."

THE POLICY MAY BE SURRENDERED FOR ITS NET CASH SURRENDER VALUE. The Net Cash Surrender Value is equal to the Policy Value less surrender charges, outstanding monthly deductions due and the value of the Loan Account. Surrender of a Policy during the Surrender Charge Period will usually result in assessment of surrender charges. See Detailed Information About the Policies; Policy Values -- "Partial Withdrawals and Surrenders" and Charges and Deductions -- "Surrender Charges."

CHARGES AND DEDUCTIONS

1) DEDUCTIONS FROM PREMIUMS.

      - we reserve the right to make a charge for state, local and federal taxes in an amount not to exceed 3.60% (in Oregon no state premium tax is deducted).

2) SURRENDER CHARGES. We usually deduct a deferred underwriting charge and a deferred sales charge if, during the Surrender Charge Period:

      -     you surrender the Policy for its Net Cash Surrender Value,

      -     you make a partial withdrawal in excess of the Withdrawal Tier
            Amount,

      -     you decrease the face amount of the Policy, or

      -     the Policy lapses.

The deferred underwriting charge is $6 for each $1,000 of face amount of life insurance coverage initially or added by increase.

In effect, the charge applies only to the first $500,000 of face amount initially purchased or the first $500,000 of each subsequent increase in face amount. Thus, the charge made in connection with any one underwriting will not exceed $3,000.

The full amount of the deferred underwriting charge will be in effect for five years following Policy issue. Beginning in the sixth year these charges grade downward over a maximum ten-year period. See DETAILED INFORMATION ABOUT THE POLICIES; Charges And Deductions -- "Surrender Charges."

The maximum deferred sales charge is 50% of premiums paid up to a maximum number of Target Premiums that varies (from -0.180 to 3.031) according to the issue age of the life insured, the face amount at issue and the amount of any increase.

Subject to compliance with the sales charge limitation provisions described below, the maximum deferred sales charge will be in effect for at least the first two years of the Surrender Charge Period. After that, the portion of the deferred sales charge that remains in effect will grade down at a rate that also varies according to the issue age of the life insured, until at the end of the Surrender Charge Period there is no deferred sales charge. See DETAILED INFORMATION ABOUT THE POLICIES -- "Charges And Deductions" --Surrender Charges.

Because of the sales charge limitation described below, the deferred sales charge assessable under the Policy may increase at the beginning of the third policy year.

If you increase the face amount, the surrender charges applicable to the increase will be those rates that would apply if a Policy were issued to the life insured at his or her then attained age and based on the amount of the increase.

LIMITATIONS OF SALES CHARGES. If the Policy is surrendered at any time during the first two years following issuance or following an increase in face amount or if you cancel the increase during the two-year period following the increase, then we may forego deducting the maximum deferred sales charge applicable to the Policy or the increase. See DETAILED INFORMATION ABOUT THE POLICIES; Charges and Deductions -- "Surrender Charges." If you surrender the Policy after that two-year period, the full amount of the applicable sales charge will apply.

3) MONTHLY DEDUCTIONS. At the beginning of each policy month we deduct from the Policy Value:

      - an administration charge of $35 per month until the first policy anniversary; thereafter $10 per month (the right is reserved to increase the administration charge by an additional amount of up to $.01 per $1,000 of face amount per

      -     a charge for the cost of insurance,

      - a charge for mortality and expense risks of .90% per annum through the later of the tenth policy anniversary and your attained age 60 and, thereafter,.45% per annum (This charge is assessed against the value of your investment accounts.), and

      -     charge(s) for any supplementary benefit(s) added to the Policy.

At the Company's discretion, the policy owner may request that the sum of all charges assessed monthly be deducted from the Fixed Account or one of the sub-accounts of the Separate Account.


The cost of insurance charge varies based on the net amount at risk under the Policy and the applicable cost of insurance rate. Cost of insurance rates vary according to issue age, the duration of the coverage, sex (unless unisex rates are required by law), any additional risk ratings indicated in the policy, and risk class of the life insured. The maximum cost of insurance rate we charge will not exceed the 1980 Commissioners Standard Ordinary Smoker/Nonsmoker Mortality Tables. However, any additional ratings as indicated in the Policy will be added to the cost of insurance rate. See DETAILED INFORMATION ABOUT THE POLICIES; Charges and Deductions -- "Monthly Deductions."


If the Policy is still in force when the life insured attains age 100, we will not take any further monthly deductions from the Policy Value.

4) OTHER CHARGES. Charges will be imposed on certain transfers of Policy Values, including a $25 charge for each transfer in excess of twelve per policy year and a $5 charge for each Dollar Cost Averaging transfer if Policy Value does not exceed $15,000. See Policy Values -- "Transfers Of Policy Value."

INVESTMENT MANAGEMENT FEES AND EXPENSES


The Separate Account purchases shares of the Portfolios at net asset value. The net asset value of those shares reflects investment management fees and certain expenses. The Trust (excluding the Lifestyle Trusts) pays investment management fees that range from 0.25% to 1.10% of the assets of the Portfolios. In addition, the Portfolios' other expenses range from between 0.04% and 0.36% of the assets of the Portfolios (excluding the Lifestyle Trusts). Because each Lifestyle Trust invests in shares of other Portfolios, each bears its pro rata shares of the fees and expenses incurred by the other Portfolios.


The fees and expenses for each Portfolio for the Trust's last fiscal year are shown in the Table of Investment Management Fees and Expenses. These fees and expenses are described in detail in the accompanying Trust prospectus to which reference should be made.

We reserve the right to charge or establish a provision for any federal, state or local taxes that may be attributable to the Separate Account or our operations with respect to the Policies. This charge or provision for taxes would be in addition to the deductions for state, local and federal taxes currently being made.

SUPPLEMENTARY BENEFITS

You may choose to add certain supplementary benefits to the Policy. These supplementary benefits include

      -     an accidental death benefit,

      -     life insurance for additional insured persons,

      -     acceleration of benefits in the event of terminal illness,

      -     a disability benefit to waive the cost of monthly deductions, and

      -     an option to ensure a guaranteed Policy Value.

The cost of any supplementary benefits will be deducted from the Policy Value monthly. See DETAILED INFORMATION ABOUT THE POLICIES; Other Provisions --"Supplementary Benefits."

DEFAULT

Unless the Death Benefit Guarantee is in effect, the Policy will go into default if the Net Cash Surrender Value at the beginning of any policy month would go below zero after deducting the monthly charges then due. The Policy will not go into default if the policy qualifies for the Death Benefit Guarantee. We will send a notice to you if the Policy goes into default. It will allow a grace period in which you may make a premium payment sufficient to bring the Policy out of default. If you do not pay the required premium during the grace period, the Policy will terminate. See DETAILED INFORMATION ABOUT THE POLICIES; Premium Provisions -- "Policy Default."

DEATH BENEFIT GUARANTEE

A death benefit guarantee is available under Policies issued and maintained with a minimum face amount of $250,000. As long as the Cumulative Premium Test or, where applicable, the Fund Value Test is satisfied, we guarantee that the Policy will not go into default

      - prior to the life insured's attaining age 100 if Death Benefit Option 1 is maintained throughout the life of the Policy and

      - prior to the life insured's attaining age 85 if Death Benefit Option 2 is selected at any time, regardless of the investment performance of the Funds underlying the Policy Value.

Under Policies with face amounts of less than $250,000 there is no Death Benefit Guarantee after the third policy anniversary. The Death Benefit Guarantee is not available under Policies issued in the state of New Jersey. See DETAILED INFORMATION ABOUT THE POLICIES; Premium Provisions -- "Death Benefit Guarantee."

REINSTATEMENT

If your Policy is terminated, you may have it reinstated within either the 21-day or five-year period following the date of termination, providing certain conditions are met. See DETAILED INFORMATION ABOUT THE POLICIES; Premium Provisions -- "Policy Reinstatement."

FREE LOOK

You may return a Policy for a refund of premium within the later of:


      -     10 days after you receive the Policy,

      -     45 days after you sign the application for the Policy, or

      - 10 days after we mail or deliver a notice of this right of withdrawal.


If you request an increase in face amount which results in new surrender charges, the "free look" provision will also apply to the increase. See DETAILED INFORMATION ABOUT THE POLICIES; PREMIUM PROVISIONS -- "Short-Term Cancellation Right and 'Free Look' Provisions."

FEDERAL TAX MATTERS

We believe that a Policy issued on a standard risk class basis should meet the definition of a life insurance contract as set forth in Section 7702 of the Internal Revenue Code of 1986. With respect to a Policy issued on a substandard basis, there is less guidance available to determine if such a Policy would satisfy the Section 7702 definition of a life insurance contract, particularly if the policyowner pays the full amount of premiums permitted under such a Policy. If your Policy qualifies as a life insurance contract for Federal income tax purposes, you should not be deemed to be in constructive receipt of Policy Value under a Policy until there is a distribution from the Policy. Moreover, death benefits payable under a Policy should be completely excludable from the gross income of the beneficiary. As a result, the beneficiary generally should not be taxed on these proceeds. See MISCELLANEOUS MATTERS -- FEDERAL INCOME TAX CONSIDERATIONS -- (TAX STATUS OF THE POLICY).

Under certain circumstances, a Policy may be treated as a "Modified Endowment Contract." If the Policy is a Modified Endowment Contract, then all pre-death distributions, including Policy loans, will be treated first as a distribution of taxable income and then as a return of investment in the Policy. In addition, prior to age 59 1/2 any such distributions generally will be subject to a 10% penalty tax. See MISCELLANEOUS MATTERS -- FEDERAL INCOME TAX CONSIDERATIONS -- (TAX TREATMENT OF POLICY BENEFITS).

If the Policy is not a Modified Endowment Contract, distributions generally will be treated first as a return of investment in the Policy and then a disbursement of taxable income. Moreover, loans will not be treated as distributions. Select Loans may, however, be treated as taxable distributions. If you are considering the use of systematic policy loans as one element of a comprehensive retirement income plan, you should consult your personal tax adviser regarding the potential tax consequences if such loans were to so reduce Policy Value that the Policy would lapse, absent additional payments. The premium payment necessary to avert lapse would increase with the age of the insured. Finally, neither distributions nor loans under a Policy that is not a Modified Endowment Contract are subject to the 10% penalty tax. See MISCELLANEOUS MATTERS --FEDERAL INCOME TAX CONSIDERATIONS -- (DISTRIBUTIONS FROM POLICIES NOT CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS).

The United States Congress has in the past considered, and in the future may consider legislation that, if enacted, could change the tax treatment of life insurance policies. In addition, the Treasury Department may amend existing regulations, or adopt new interpretations of existing laws, state tax laws or, if the policyowner is not a United States resident, foreign tax laws, which may affect the tax consequences to him or her, the lives insured or the beneficiary. These laws may change from time to time without notice and, as a result, the tax consequences may be altered. There is no way of predicting whether, when or in what form any such change would be adopted. Any such change could have a retroactive effect regardless of the date of enactment.
We suggest that you consult a tax adviser.

ESTATE AND GENERATION-SKIPPING TAX

The proceeds of this life insurance policy may be taxable under Estate and Generation-Skipping Tax provisions of the Internal Revenue Code. You should consult your tax adviser regarding these taxes.

GENERAL INFORMATION ABOUT MANUFACTURERS LIFE OF AMERICA, SEPARATE ACCOUNT THREE, AND MANUFACTURERS INVESTMENT TRUST

MANUFACTURERS LIFE OF AMERICA AND MANUFACTURERS LIFE

We are a stock life insurance company governed by the laws of Michigan. We are licensed to do business as a life insurance company in the District of Columbia and all states of the United States except New York. We are an indirect wholly-owned subsidiary of The Manufacturers Life Insurance Company ("Manufacturers Life"), a mutual life insurance company based in Toronto, Canada. Manufacturers Life and its subsidiaries, together, constitute one of the largest life insurance companies in North America and rank among the 60 largest life insurers in the world as measured by assets.


We and Manufacturers Life have received the following ratings from independent rating agencies: Standard and Poor's Insurance Rating Service -- AA+ (for financial strength), A.M. Best Company -- A++ (for financial strength), Duff & Phelps Credit Rating Co. -- AAA (for claims paying ability), and Moody's Investors Service, Inc. - Aa2 (for financial strength). Neither we nor Manufacturers Life guarantees the investment performance of the Separate Account.

MANUFACTURER'S LIFE OF AMERICA SEPARATE ACCOUNT THREE

We established Separate Account Three on August 22, 1986. The Separate Account holds assets that are segregated from all of our other assets. The Separate Account is currently used only to support variable life insurance policies.

We are the legal owner of the assets in the Separate Account. The income, gains and losses of the Separate Account, whether or not realized, are, in accordance with applicable contracts, credited to or charged against the Account without regard to our other income, gains or losses.

We will at all times maintain assets in the Separate Account with a total market value at least equal to the reserves and other liabilities relating to variable benefits under all policies participating in the Separate Account. These assets may not be charged with liabilities which arise from any other business we conduct. However, our obligations under the policies are part of our general corporate obligations.

The Separate Account is registered with the Securities and Exchange Commission ("S.E.C.") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies, rather than in a portfolio of unspecified securities. Registration under the 1940 Act does not involve any supervision by the S.E.C. of the management or investment policies or practices of the Separate Account. For state law purposes the Separate Account is treated as a part or division of Manufacturers Life of America.

MANUFACTURERS INVESTMENT TRUST

We invest the assets of each sub-account of the Separate Account in shares of a particular Portfolio of Manufacturers Investment Trust. The Trust is registered under the 1940 Act as an open-end management investment company. It receives investment advisory services from Manufacturers Securities Services, LLC. Manufacturers Securities Services, LLC is a registered investment adviser under the Investment Advisers Act of 1940. It too is an indirect wholly-owned subsidiary of Manufacturers Life.

Manufacturers Investment Trust employs sub-advisers to perform the securities selection process. The sub-adviser for each Portfolio is identified in the description of the eligible Portfolios set forth commencing on the inside front cover of this prospectus.

The Separate Account purchases and redeems shares of Manufacturers Investment Trust at net asset value. Any dividend or capital gain distribution received from a Portfolio will be reinvested immediately at net asset value in shares of that Portfolio and retained as assets of the corresponding sub-account.

The list of Portfolios in which you may invest under the Policy and the investment objectives and certain policies of those Portfolios is set forth below. A full description of Manufacturers Investment Trust, its investment objectives, policies and restrictions, the risks associated therewith, its expenses, and other aspects of its operation is contained in the accompanying Manufacturers Investment Trust prospectus, which should be read together with this prospectus.

We use shares of Manufacturers Investment Trust to support benefits under both variable annuity contracts and variable life insurance policies that we or life insurance companies affiliated with us issue. We also purchase shares through our general account for certain limited purposes including providing initial portfolio seed money. For a description of the procedures for handling potential conflicts of interest arising from the funding of benefits under both types of policies, you should review the accompanying Manufacturers Investment Trust prospectus.

ELIGIBLE PORTFOLIOS

The Portfolios of Manufacturers Investment Trust available under the Policies are as follows:

The PACIFIC RIM EMERGING MARKETS TRUST seeks long-term growth of capital by investing in a diversified portfolio that is comprised primarily of common stocks and equity-related securities of corporations domiciled in countries in the Pacific Rim region.

The SCIENCE & TECHNOLOGY TRUST seeks long-term growth of capital. Current income is incidental to the portfolio's objective.

The INTERNATIONAL SMALL CAP TRUST seeks capital appreciation by investing primarily in securities issued by foreign companies which have total market capitalization or annual revenues of $1 billion or less. These securities may represent companies in both established and emerging economies throughout the world.

The AGGRESSIVE GROWTH TRUST (formerly, the Pilgrim Baxter Growth Trust) seeks long-term capital appreciation by investing the portfolio's asset principally in common stocks, convertible bonds, convertible preferred stocks and warrants of companies which in the opinion of the subadviser are expected to achieve earnings growth over time at a rate in excess of 15% per year. Many of these companies are in the small and medium-sized category.

The EMERGING SMALL COMPANY TRUST (formerly, the Emerging Growth Trust) seeks long-term growth of capital by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stock equity securities of small capitalization ("small cap") growth companies. In general, companies in which the portfolios invests will have market cap values of less than $1.5 billion at the time of purchase.

The SMALL COMPANY BLEND TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalization between $50 million and $1 billion.

The MID CAP GROWTH TRUST (formerly, the Small/Mid Cap Trust) seeks long-term capital appreciation by investing the portfolio's assets principally in common stocks, with emphasis on medium-sized and smaller emerging growth companies.

The MID CAP STOCK TRUST seeks long-term growth of capital by investing primarily in equity securities of companies with market capitalizations that approximately match the range of capitalization of the Wilshire Mid Cap 750 Index.

The OVERSEAS TRUST (formerly, the International Growth & Income Trust) seeks growth of capital by investing, under normal market conditions, at least 65% of the portfolios' assets in foreign securities (including American Depositary Receipts (ADRs) and European Depositary Receipts (EDRs). The portfolios expects to invest primarily in equity securities.

The INTERNATIONAL STOCK TRUST seeks long-term growth of capital by investing primarily in common stocks of established, non-U.S. companies.

The INTERNATIONAL VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in equity securities of companies located outside the U.S., including in emerging markets.

The MID CAP BLEND TRUST (formerly, the Equity Trust) seeks growth of capital by investing primarily in common stocks of United States issuers and securities convertible into or carrying the right to buy common stocks.

The SMALL COMPANY VALUE TRUST seeks long term growth of capital by investing in equity securities of smaller companies which are traded principally in the markets of the United States.

The GLOBAL EQUITY TRUST seeks long-term capital appreciation by investing primarily in equity securities throughout the world, including U.S. issuers and emerging markets.

The GROWTH TRUST seeks long-term growth of capital by investing primarily in large capitalization growth securities (market capitalizations of approximately $1 billion or greater).

The LARGE CAP GROWTH TRUST (formerly, the Aggressive Asset Allocation Trust) seeks long-term growth of capital by investing, under normal market conditions, at least 65% of the portfolio's assets in equity securities of companies with large market capitalizations.

The QUANTITATIVE EQUITY TRUST seeks to achieve intermediate and long-term growth through capital appreciation and current income by investing in common stocks and other equity securities of well established companies with promising prospects for providing an above average rate of return.

The BLUE CHIP GROWTH TRUST seeks to achieve long-term growth of capital (current income is a secondary objective) and many of the stocks in the portfolio are expected to pay dividends.

The REAL ESTATE SECURITIES TRUST seeks to achieve a combination of long-term capital appreciation and satisfactory current income by investing in real estate related equity and debt securities.

The VALUE TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in common and preferred stocks, convertible securities, rights and warrants to purchase common stocks, ADRs and other equity securities of companies with equity capitalizations usually greater than $300 million.

The EQUITY INDEX TRUST seeks to achieve investment results which approximate the aggregate total return of publicly traded common stocks which are included in the Standard & Poor's 500 Composite Stock Price.

The GROWTH & INCOME TRUST seeks long-term growth of capital and income, consistent with prudent investment risk, by investing primarily in a diversified portfolio of common stocks of United States issuers which the subadviser believes are of high quality.

The U.S. LARGE CAP TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalization greater than $500 million.

The EQUITY-INCOME TRUST seeks to provide substantial dividend income and also long-term capital appreciation by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.

The INCOME & VALUE TRUST (formerly, the Moderate Asset Allocation Trust) seeks the balanced accomplishment of (a) conservation of principal and (b) long-tem growth of capital and income by investing the portfolio's assets in both equity and fixed-income securities. The subadviser has full discretion to determine the allocation between equity and fixed-income securities.

The BALANCED TRUST seeks current income and capital appreciation by investing in a balanced portfolio of common stocks, U.S. and foreign government obligations and a variety of corporate fixed-income securities.

The HIGH YIELD TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.

The STRATEGIC BOND TRUST seeks a high level of total return consistent with preservation of capital by giving its subadviser broad discretion to deploy the portfolio's assets among certain segments of the fixed-income market as the subadviser believes will best contribute to achievement of the portfolio's investment objective.

The GLOBAL BOND TRUST (formerly, the Global Government Bond Trust) seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing the portfolio's asset primarily in fixed income securities denominated in major foreign currencies, baskets of foreign currencies (such as the ECU), and the U.S. dollar.

The TOTAL RETURN TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal market conditions, at least 65% of the portfolio's assets in a diversified portfolio of fixed income securities of varying maturities. The average portfolio duration will normally vary within a three- to six- year time frame based on PIMCO's forecast for interest rates.

The INVESTMENT QUALITY BOND TRUST seeks a high level of current income consistent with the maintenance of principal and liquidity, by investing primarily in a diversified portfolio of investment grade corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The portfolio may also invest up to 20% of its assets in non-investment grade fixed income securities.

The DIVERSIFIED BOND TRUST (formerly, the Conservative Asset Allocation Trust) seeks high total return as is consistent with the conservation of capital by investing at least 75% of the portfolio's assets in fixed-income securities.

The U.S. GOVERNMENT SECURITIES TRUST seeks a high level of current income consistent with preservation of capital and maintenance of liquidity, by investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.

The MONEY MARKET TRUST seeks maximum current income consistent with preservation of principal and liquidity by investing in high quality money market instruments with maturities of 397 days or less issued primarily by United States entities.

The LIFESTYLE AGGRESSIVE 1000 TRUST seeks to provide long-term growth of capital (current income is not a consideration) by investing 100% of the Lifestyle Trust's assets in other portfolios of the Trust ("Underlying Portfolios") which invest primarily in equity securities.

The LIFESTYLE GROWTH 820 TRUST seeks to provide long-term growth of capital with consideration also given to current income by investing approximately 20% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 80% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE BALANCED 640 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to capital growth by investing approximately 40% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 60% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE MODERATE 460 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to high income by investing approximately 60% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 40% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE CONSERVATIVE 280 TRUST seeks to provide a high level of current income with some consideration also given to growth of capital by investing approximately 80% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 20% of its assets in Underlying Portfolios which invest primarily in equity securities.


DETAILED INFORMATION ABOUT THE POLICIES

Unless otherwise indicated or required by the context, the discussion throughout this prospectus assumes that the Policy has not gone into default, there is no outstanding Policy Debt, and the death benefit is not determined by the corridor percentage test (see "Death Benefit Options").

PREMIUM PROVISIONS

POLICY ISSUE AND INITIAL PREMIUM

To purchase a Policy, you must submit a completed application. We will issue a Policy only if it has a face amount of at least $50,000 ($100,000 for preferred risk policies). Generally, we issue a Policy only to persons between ages 0 and
90. In certain circumstances we may in our sole discretion issue a Policy to persons above age 90. Before issuing a Policy, we will require evidence of insurability satisfactory to us. A life insured will have a risk class of preferred/non-smoker, preferred/smoker, standard/non-smoker or standard/smoker as determined by our underwriting rules. We may issue Policies to persons who fail to meet standard underwriting requirements by assigning an additional rating. We will accept an application if it meets our insurance underwriting rules. Each Policy has a policy date from which policy years, policy months and policy anniversaries are all determined. Each Policy also has an effective date which is the date we become obligated under the Policy and when the first monthly deductions are taken.

If an application is accompanied by a check for at least the Initial Premium and we accept the application, the policy date will be the date we receive the application and check at our Service Office. The effective date will be the date our underwriters approve issuance of the Policy. If an application is accompanied by a check for at least the Initial Premium, the life insured may be covered under the terms of a conditional insurance agreement until the effective date.

If an application that we accept is not accompanied by a check for at least the Initial Premium, we will issue the Policy with a policy date which is seven days after issuance of the Policy (the "issue date") and with an effective date which is the date our Service Office receives at least the Initial Premium. In certain situations a different policy date may be used. We must receive the Initial Premium within 60 days after the policy date; however, we may require the Initial Premium within 30 days on Policies issued with Additional Ratings. If the Initial Premium is not paid or if the application is rejected, we will cancel the Policy and return any premiums paid to the applicant.

Under certain circumstances we may issue a Policy with a backdated policy date. A Policy will not be backdated more than six months (twelve months where allowed by state regulation) before the date of the application for the Policy. Monthly deductions will be made for the period the policy date is backdated.

We will credit interest on all premiums received prior to the effective date of a Policy from the date of receipt at the rate of return then being earned on amounts allocated to the Money Market Trust. On the effective date, we will allocate the premiums paid plus interest credited, net of deductions for federal, state and local taxes, among the Investment Accounts or the Fixed Account in accordance with the your instructions.

We will allocate all premiums received on or after the effective date of the Policy among the Investment Accounts or the Fixed Account as of the date the premiums were received at our Service Office. Monthly deductions are due on the policy date and at the beginning of each policy month thereafter. However, if due prior to the effective date, they will be taken on the effective date instead of the dates they were due.

PREMIUM ALLOCATION

You may allocate your premium payments, net of deductions, to either the Fixed Account or to one or more of the Investment Accounts. Amounts allocated to the Fixed Account will accumulate at an annual rate of interest equal to at least 4%. Amounts allocated to the Investment Accounts will be invested in shares of the Portfolios held by the corresponding sub-accounts of the Separate Account. Your allocation must be made as a percentage of the Net Premium. The percentage may be any whole number between zero and 100, provided the total percentage equals 100. You may change the way in which your Net Premiums are allocated at any time without charge. The change will take effect on the date a written or telephonic request for change, in a format satisfactory to us, is received at our Service Office.

PREMIUM LIMITATIONS

After you pay the Initial Premium, you may pay additional premiums at any time and in any amount during the lifetime of the life insured subject to certain limitations. After the Initial Premium, all premiums must be paid to our Service Office. Unlike traditional insurance, premiums are not payable at specified intervals or in specified amounts. Your Policy will be issued with a Planned Premium which is based on the amount of premium you wish to pay. It is recommended that the Planned Premium be such that the Cumulative Premium Test (see Insurance Benefits -- "Death Benefit Guarantee") will be satisfied.

We will send notices to you setting forth the Planned Premium at the payment interval you select, unless you are making payments pursuant to a pre-authorized payment plan. However, you are under no obligation to make the indicated payment.

We will not accept any premium payment which is less than $50, unless the premium is payable pursuant to a pre-authorized payment plan. In that case we will accept a payment of as little as $10. We may change these minimums on 90 days' written notice. The Policies also limit the sum of the premiums that may be paid at any time in order to preserve the qualification of the Policies as life insurance for federal tax purposes. These limitations are set forth in each Policy. We reserve the right to refuse or refund any premium payments that may cause a Policy to fail to qualify as life insurance under applicable tax law.

SHORT TERM CANCELLATION RIGHT AND "FREE LOOK" PROVISIONS

You may return a Policy for a refund of the premium

      -     within 10 days after it is received,

      -     within 45 days after the application for the Policy is signed, or

      - within 10 days after we mail or deliver a notice of right of withdrawal,

whichever is latest. The Policy can be mailed or delivered to our agent who sold it or to our Service Office. Immediately on such delivery or mailing, the Policy is deemed void from the beginning. Within seven days after receipt of the returned Policy at our Service Office, we will refund any premium paid. We reserve the right to delay the refund of any premium paid by check until the check has cleared.

If you request an increase in face amount which results in new surrender charges, you will have the same rights as described above to cancel the increase. If canceled, the Policy Value and the surrender charges will be recalculated to the amounts they would have been had the increase not taken place. You may request a refund of all or any portion of premiums paid during the free look period, and the Policy Value and the surrender charges will be recalculated to the amounts they would have been had the premiums not been paid.

PROVISIONS FOR AVOIDING LAPSE

NO LAPSE GUARANTEE

In those states where it is permitted, you may elect the No Lapse Guarantee on Policies issued with a face amount of at least $250,000 (calculated as described below). (In Illinois this benefit is known as Minimum Premium Guarantee.) If elected, as long as the No Lapse Guarantee Cumulative Premium Test (see below) is satisfied during the first five policy years, we guarantee that the Policy will not go into default (see OTHER GENERAL PROVISIONS -- "Policy Default"). Our guarantee applies even if a combination of Policy loans, adverse investment experience and other factors causes the Policy's Net Cash Surrender Value to be insufficient to meet the monthly deductions due at the beginning of a policy month. For purposes of determining the face amount at issue for the No Lapse Guarantee, the face amount includes any amounts purchased under the supplementary insurance option.

The No Lapse Guarantee terminates at the end of the fifth policy year.

The No Lapse Guarantee is not offered to life insureds with an issue age exceeding 85.

While the No Lapse Guarantee is in effect, we will determine at the beginning of each policy month whether the No Lapse Guarantee Cumulative Premium Test, described below, has been satisfied. If it has not been satisfied, we will notify you of that fact and allow a 61-day grace period in which you may make a premium payment sufficient to keep the No Lapse Guarantee in effect. This required payment, as described in the notification to you, will be equal to the outstanding premium required to meet the No Lapse Guarantee Cumulative Premium Test as of the date the No Lapse Guarantee was not satisfied plus the Monthly No Lapse Guarantee Premium due for the next two policy months.

If the required payment is not received by the end of the grace period, the No Lapse Guarantee will terminate. Thereafter, the Policy may go into default if the Policy's Net Cash Surrender Value is insufficient to meet the monthly deductions due at the beginning of a policy month. A death benefit option change will also terminate the No Lapse Guarantee if it is in effect at the time of the change as will a decrease in face amount below $250,000. The No Lapse Guarantee cannot be reinstated after it has been terminated. See OTHER GENERAL POLICY PROVISIONS -- "Policy Default," and INSURANCE BENEFIT --"Death Benefit Option Changes."

NO LAPSE GUARANTEE CUMULATIVE PREMIUM TEST. The No Lapse Guarantee Cumulative Premium Test is satisfied if, as of the beginning of the policy month, the sum of all premiums paid to date less any partial withdrawals and less any Policy Debt is at least equal to the sum of the Monthly No Lapse Guarantee Premiums due since the policy date.

The Monthly No Lapse Guarantee Premium is one-twelfth of the No Lapse Guarantee Premium. The No Lapse Guarantee Premium is set forth in the Policy. It is subject to change if you change the face amount of the Policy (see INSURANCE BENEFIT -- "Face Amount Changes"), or if there is any change in the supplementary benefits added to the Policy or in the risk class of any life insured.

DEATH BENEFIT GUARANTEE

POLICIES WITH FACE AMOUNTS OF AT LEAST $250,000. If permitted by state law and if you elect, we will guarantee that a Policy issued and maintained with a minimum face amount of $250,000 will not go into default if the Cumulative Premium Test (see below) is satisfied. (See OTHER GENERAL POLICY PROVISIONS -- "Policy Default".) Our guarantee applies even if a combination of policy loans, adverse investment experience or other factors causes the Policy's Net Cash Surrender Value to be insufficient to meet the monthly deductions due at the beginning of a policy month.

If after the tenth policy anniversary the Cumulative Premium Test is not satisfied but the Fund Value Test (see below) is satisfied, we will keep the Death Benefit Guarantee in effect.

This Death Benefit Guarantee, which is not available in the state of New Jersey, will expire at the end of a policy year specified in the Policy. Currently, the specified policy year is

      (i) the year in which the life insured reaches attained age 100 if Death Benefit Option 1 is maintained throughout the life of the Policy and

      (ii) the year in which the life insured reaches attained age 85 if Death Benefit Option 2 is selected at any time.

While the guarantee is in effect, we will determine at the beginning of each policy month whether the Cumulative Premium Test or the Fund Value Test has been satisfied. If neither has been satisfied, we will notify you of that fact and allow a 61-day grace period in which you may make a premium payment sufficient to keep the Death Benefit Guarantee in effect. The required payment will be equal to the outstanding premium required to meet the Cumulative Premium Test at the date neither test was satisfied, plus the Monthly Death Benefit Guarantee Premium due for the next two policy months. If the required payment is not received by the end of the grace period, the Death Benefit Guarantee will terminate. Once the Death Benefit Guarantee is terminated, it cannot be reinstated.

POLICIES WITH FACE AMOUNTS UNDER $250,000. If permitted by state law and you elect, we will guarantee that a Policy with a face amount less than $250,000 at issue or after face amount decrease will not go into default during the first three policy years if the Cumulative Premium Test is satisfied. Our guarantee applies even if a combination of policy loans, adverse investment experience or other factors should causes the Policy's Net Cash Surrender Value to be insufficient to meet the monthly deductions due at the beginning of a policy month. After the third policy anniversary, the Death Benefit Guarantee terminates.

CUMULATIVE PREMIUM TEST. The Cumulative Premium Test is satisfied if at the beginning of each policy month the sum of all premiums paid to date less any partial withdrawals and any Policy Debt is at least equal to the sum of the Monthly Death Benefit Guarantee Premiums due since the policy date. The Death Benefit Guarantee Premium will increase when the insured attains age 70. The Death Benefit Guarantee Premiums for ages 0-69 and age 70 and above are set forth in the Policy. They are subject to change if you change the face amount of the Policy or the death benefit option (see -- "Death Benefit Option Changes" and "Face Amount Changes") or if there is any change in the supplementary benefits added to the Policy or in the risk class of the life insured.

FUND VALUE TEST. The Fund Value Test is applicable after the tenth anniversary of the Policy. The Fund Value Test is satisfied if at the beginning of each policy month the Net Policy Value is greater than or equal to the Gross Single Premium.

INSURANCE BENEFIT

THE INSURANCE BENEFIT

If the Policy is in force at the time of the life insured's death, we will pay an insurance benefit based on the death benefit option that you select upon receipt of due proof of death. The amount payable will be the death benefit under the selected option, plus any amounts payable under any supplementary benefits added to the Policy, less the value of the Loan Account at the date of death. The insurance benefit will be paid in one sum unless we and the beneficiary agree upon another form of settlement. If the insurance benefit is paid in one sum, we will pay interest from the date of death to the date of payment. If the life insured should die after our receipt of a request for surrender, no insurance benefit will be payable, and we will pay only the Net Cash Surrender Value.

DEATH BENEFIT OPTIONS

You may select one of two death benefit options -- Option 1 and Option 2.

Under Option 1 the death benefit is

      -     the face amount of the Policy at the date of death or, if greater,

      - the Policy Value at the date of death multiplied by the applicable percentage in the table set forth below.

Under Option 2 the death benefit is

      - the face amount of the Policy plus the Policy Value at the date of death or, if greater,

      - the Policy Value at the date of death multiplied by the applicable percentage in the following table:

-------------------------------------------------------------------------------
Age          Corridor        Age      Corridor           Age          Corridor
             Percentage               Percentage                      Percentage
-------------------------------------------------------------------------------
40&below     250%            54       157                68           117
41           243             55       150                69           116
42           236             56       146                70           115
43           229             57       142                71           113
44           222             58       138                72           111
45           215             59       134                73           109
46           209             60       130                74           107
47           203             61       128                75-90        105
48           197             62       126                91           104
49           191             63       124                92           103
50           185             64       122                93           102
51           178             65       120                94           101
52           171             66       119                95&above     100
53           164             67       118


Regardless of which death benefit option is in effect, the relationship of Policy Value to death benefit will change whenever we use the "corridor percentages" to determine the amount of the death benefit. This will occur whenever multiplying the Policy Value by the applicable percentage set forth in the above table results in a greater death benefit than would otherwise apply under the selected option.

For example, assume the life insured under a Policy with a face amount of $100,000 has an attained age of 40. If Option 1 is in effect, the corridor percentage will produce a greater death benefit whenever the Policy Value exceeds $40,000 (250% X $40,000 = $100,000). If the Policy Value is less than $40,000, an incremental change in Policy Value, up or down, will have no effect on the death benefit. If the Policy Value is greater than $40,000, an incremental change in Policy Value will result in a change in the death benefit by a factor of 2.5. Thus, if the Policy Value were to increase to $40,010, the death benefit would be increased to $100,025 (250% X $40,010 = $100,025).

If Option 2 were in effect in the above example, the corridor percentage would produce a greater death benefit whenever the Policy Value exceeded $66,667 (250% X 66,667 = 166,667). At that point the death benefit produced by multiplying the Policy Value by 250% would result in a greater amount than adding the Policy Value to the face amount of the Policy. If the Policy Value is less than $66,667, an incremental change in Policy Value will have a dollar-for-dollar effect on the death benefit. If the Policy Value is greater than $66,667, an incremental change in Policy Value will result in a change in the death benefit by a factor of 2.5 in the same manner as would be the case under Option 1 when the corridor percentage determined the death benefit.

DEATH BENEFIT OPTION CHANGES

Your initial selection of the death benefit option is made in the application. After the Policy has been in force for two years, you may change the death benefit option. The change will be effective as of any subsequent policy month following a request. Your written request for a change must be received by us at least 30 days prior to the beginning of a policy month in order to become effective on that date. We reserve the right to limit a request for change if the change would cause the Policy to fail to qualify as life insurance for tax purposes.

A change in death benefit option will result in a change in the Policy's face amount. The change in face amount is required in order to avoid any change in the amount of the death benefit.

--------------------------------------------------------------------------------
CHANGE TO OPTION 2     If the change in death benefit is FROM OPTION 1 TO
                       OPTION 2, the new face amount will be equal to the face
NEW FACE AMOUNT=       amount prior to the change minus the Policy Value on the
OLD FACE AMOUNT        effective date of the change. A change to Option 2 will
    MINUS              not be allowed if it would cause the face amount of the
POLICY VALUE           Policy to go below the minimum face amount of $50,000
                       ($100,000 for preferred risk policies). A change to
                       Option 2 will shorten the death benefit guarantee period
                       to the year in which the life insured reaches attained
                       age 85.
---------------------------------------------------------------------------

CHANGE TO OPTION 1     If the change in death benefit is FROM OPTION 2 TO
                       OPTION 1, the new face amount will be equal to the face
NEW FACE AMOUNT=       amount prior to the change plus the Policy Value on the
OLD FACE AMOUNT        effective date of the change. The increase in face
         PLUS          amount resulting from a change to Option 1 will not
POLICY VALUE           affect the amount of surrender charges to which a policy
                       may be subject. The Company has the right to require
                       satisfactory evidence of insurability before permitting
                       a change from Option 2 to Option 1. The Company does not
                       currently require evidence of insurability when making
                       this change.
-------------------------------------------------------------------------------

If you wish to have level insurance coverage, you should generally select Option
1. Under Option 1, increases in Policy Value usually will reduce the net amount of risk under a Policy which will reduce cost of insurance charges. This means that favorable investment performance should result in a faster increase in Policy Value than would occur under an identical Policy with Option 2 in effect. However, the larger Policy Value which may result under Option 1 will not affect the amount of the death benefit unless the corridor percentages are used to determine the death benefit.

If you want to have the Policy Value reflected in the death benefit so that any increases in Policy Value will increase the death benefit, you should generally select Option 2. Under Option 2, the net amount at risk will remain level unless the corridor percentages are used to determine death benefit, in which case increases in Policy Value will increase the net amount at risk.

FACE AMOUNT CHANGES

Subject to certain limitations, you may increase or decrease the face amount of your Policy. A change in face amount may affect the Death Benefit Guarantee Premium, the monthly deductions and surrender charges (see "Charges And Deductions").

MINIMUM CHANGES. Currently, each increase or decrease in face amount (other than a decrease resulting from a partial withdrawal) must be at least $50,000 ($100,000 for increases in preferred risk policies and

$10,000 for increases under Policies purchased under group or sponsored arrangements). We reserve the right to increase or decrease the minimum face amount change on 90 days' written notice to you. We also reserve the right to limit a change in face amount to the extent necessary to prevent the Policy from failing to qualify as life insurance for tax purposes.

INCREASES. After the Policy has been in force for two years, you may increase the face amount of your Policy once per policy year. Increases are subject to satisfactory evidence of insurability. An increase will become effective at the beginning of the next policy month following the date we approve the requested increase. We reserve the right to refuse your request for an increase if the life insured's age at the effective date of the increase would be greater than the maximum issue age for new Policies at that time.

An increase in face amount will usually subject the Policy to new surrender charges. The new surrender charges will be computed as if a new Policy were being purchased for the increase in face amount. For purposes of determining the new deferred sales charge, a portion of the Policy Value at the time of the increase, and a portion of the premiums paid on or subsequent to the increase, will be deemed to be premiums attributable to the increase. See CHARGES AND DEDUCTIONS -- "Surrender Charges."

Any increase in face amount to a level less than the highest face amount previously in effect will have no effect on the surrender charges to which the Policy is subject, since surrender charges, if applicable, will have been assessed in connection with the prior decrease in face amount. The insurance coverage eliminated by the decrease of the oldest face amount will be deemed to be restored first. As with the purchase of a Policy, you will have free look and sales charge limitation rights with respect to any increase resulting in new surrender charges.

No additional premium is required for a face amount increase. However, you may need to pay an additional premium to keep the Policy from going into default. This is because new surrender charges resulting from an increase would automatically reduce the Net Cash Surrender Value of the Policy. Moreover, a new Death Benefit Guarantee Premium will be determined.

DECREASES. After the Policy has been in force for two years, you may decrease the face amount of your Policy once per policy year. No decrease is allowed during the two-year period following an increase in face amount. However, during that two-year period, you may choose to cancel the increase in face amount and have the deferred sales charge for the increase reduced by applicable limitations on sales charges attributable to the increase. A decrease in face amount will become effective at the beginning of the next policy month following the receipt of a properly executed request. A decrease will not be allowed if it would cause the face amount to go below the minimum face amount of $50,000 ($100,000 for preferred risk policies).

Usually, we will deduct surrender charges from the Policy Value whenever a decrease in face amount is made during the Surrender Charge Period. See CHARGES AND DEDUCTIONS -- "Surrender Charges." For purposes of determining surrender and cost of insurance charges, a decrease will reduce face amount in the following order: (a) the face amount provided by the most recent increase, then (b) the face amounts provided by the next most recent increases successively, and finally (c) the initial face amount.

POLICY VALUES

POLICY VALUE

A Policy has a Policy Value. You may access a portion of the Policy Value by making a policy loan or partial withdrawal or by surrendering the Policy. See "Policy Loans" and "Partial Withdrawals And Surrenders" below. The Policy Value may also affect the amount of the death benefit. See INSURANCE BENEFIT -- "Death Benefit Options." The Policy Value at any time is equal to the sum of the values in the Investment Accounts, the Fixed Account and the Loan Account. The following discussion relates only to the Investment Accounts. Policy loans are discussed under "Policy Loans" and the Fixed Account is discussed under "The General Account." The portion of the Policy Value based on the Investment Accounts is not guaranteed and will vary each Business Day with the investment performance of the underlying Portfolio.

We establish an Investment Account under the Policy for each sub-account of the Separate Account to which you allocate net premiums or transfer amounts. Each Investment Account measures the interest of the Policy in the corresponding sub-account. The value of the Investment Account for a particular sub-account is equal to the number of units of that sub-account credited to the Policy times the value of such units.

We credit sub-account units to a Policy whenever you allocate net premiums or transfer amounts to that sub-account. Sub-account units are canceled whenever amounts are deducted, transferred or withdrawn from the sub-account. The number of units credited or canceled for a specific transaction is based on the dollar amount of the transaction divided by the value of the unit at the end of the Business Day on which the transaction occurs. The number of units credited with respect to a premium payment is based on the applicable unit values at the end of the Business Day on which the premium is received at our Service Office or other office or entity so designated by us.

Units are valued at the end of each Business Day. A Business Day is deemed to end at the time of the determination of the net asset value of the underlying Portfolio shares. When an order involving the crediting or canceling of units is received after the end of a Business Day or on a day which is not a Business Day, the order will be processed on the basis of unit values determined at the end of the next Business Day. Similarly, any determination of Policy Value, Investment Account value or death benefit to be made on a day which is not a Business Day will be made at the end of the next Business Day.

The value of a unit of each sub-account was initially fixed at $10. For each subsequent Business Day the unit value is determined by multiplying the unit value for the preceding Business Day by the "net investment factor" for the particular sub-account for that subsequent Business Day. The net investment factor for a sub-account for any Business Day is equal to (a) divided by (b), where:

      (a) is the net asset value of the underlying Portfolio shares held by that sub-account at the end of such Business Day before any policy transactions are made on that day;

      (b) is the net asset value of the underlying Portfolio shares held by that sub-account at the end of the immediately preceding Business Day after all policy transactions have been made for that day.

We reserve the right to adjust the above formula for any taxes determined by us to be attributable to the operations of the sub-account.

TRANSFERS OF POLICY VALUE

You may change the extent to which your Policy Value is based upon any specific sub-account of the Separate Account or the Company's general account. You make those changes by transferring amounts from one or more Investment Accounts or the Company's general account to other Investment Accounts or the Company's general account. You are permitted to make twelve transfers each policy year free of charge. If you make additional transfers in a policy year, we will charge you $25 per transfer. We will assess this charge against the Investment Account or Fixed Account from which the amount is being transferred. For this purpose all transfer requests we receive from you on the same Business Day will be treated as a single transfer request.

The most that you may transfer from the Fixed Account in any one policy year is the greater of $500 or 15% of the Fixed Account value at the previous policy anniversary. Any transfer which involves a transfer out of the Fixed Account may not involve a transfer to the Investment Account for the Money Market Trust.

Your request for transfer must be in a format satisfactory to us. It must be in writing unless you have a currently valid telephone transfer authorization form on file with us. Generally, we will not be liable for following telephone instructions that we reasonably believe to be genuine. We will employ reasonable procedures to confirm that telephone instructions are genuine. Those procedures shall consist of confirming that a valid telephone authorization form is on file, tape recording all telephone transactions and providing written confirmation of the instructions. We may be liable for any losses resulting from unauthorized or fraudulent telephone transfers if we fail to follow reasonable procedures.

You may effectively convert your Policy to a fixed benefit policy by transferring the Policy Value in all of the Investment Accounts to the Fixed Account and by changing your allocation of net premiums entirely to the Fixed Account. As long as the entire Policy Value is allocated to the Fixed Account, the Policy Value, other values based thereon and the death benefit will be determinable and guaranteed. The Investment Account values to be transferred to the Fixed Account will be determined as of the Business Day on which we receive the request for conversion. No change in the issue age, risk class of the life insured or face amount will result from a conversion. You may transfer any or all of the Policy Value to the Fixed Account at any time, even if a prior transfer has been made during the policy month.

DOLLAR COST AVERAGING. We offer a Dollar Cost Averaging program. Under this program amounts will be automatically transferred at predetermined intervals from one Investment Account to any other Investment Account(s) or the Fixed Account.

Under the Dollar Cost Averaging program you designate an amount to be transferred at predetermined intervals from one Investment Account into any other Investment Account(s) or the Fixed Account. Each transfer under the Dollar Cost Averaging program must be of a minimum amount set by us. We may change this minimum at any time in our discretion. Currently, no charge will be made for this program if the Policy Value exceeds $15,000 on the date of transfer. Otherwise, there will be a charge of $5 for each transfer. We will deduct the charge from the value of the Investment Account out of which the transfer is made. If there are insufficient funds to effect a Dollar Cost Averaging transfer, including the charge, if applicable, we will not effect the transfer and will notify you of that fact. We reserve the right to cease to offer this program on 90 days' written notice.

ASSET ALLOCATION BALANCER TRANSFERS. We also offer policyowners the ability to have amounts automatically transferred among stipulated Investment Accounts to maintain an allocated percentage in each stipulated Investment Account.

Under the Asset Allocation Balancer program you designate an allocation of Policy Value among Investment Accounts. At six month intervals, beginning six months after the policy date, we will move amounts among the Investment Accounts as necessary to maintain your chosen allocation. A change to your premium allocation instructions will automatically result in a change in Asset Allocation Balancer instructions so that the two are identical unless either you instruct us differently or a Dollar Cost Averaging request is in effect. Currently, we make no charge for this program; however, we reserves the right to institute a charge on 90 days' written notice.

We reserve the right to cease to offer this program on 90 days' written notice.

POLICY LOANS

While the Policy is in force, you may borrow against your Policy Value. The Policy serves as the only security for the loan. The minimum amount of any loan is $500. The maximum loan amount is the amount which would cause the Modified Policy Debt to equal the loan value of the Policy on the date of the loan. The loan value is the Policy's Cash Surrender Value less the monthly deductions due to the next policy anniversary. The Modified Policy Debt as of any date is the Policy Debt (the aggregate amount of policy loans, including borrowed interest, less any loan repayments) plus the amount of interest to be charged to the next policy anniversary, all discounted from the next policy anniversary to such date at an annual rate of 4%. We transfer an amount equal to the Modified Policy Debt to the Loan Account to ensure that a sufficient amount will be available to pay interest on the Policy Debt at the next policy anniversary.

For example, assume a Policy with a loan value of $5,000, no outstanding policy loans and a loan interest rate of 5.75%. The maximum amount that can be borrowed is an amount that will cause the Modified Policy Debt to equal $5,000. If the loan is made on a policy anniversary, the maximum loan will be $4,917. This amount at 5.75% interest will equal $5,200 one year later; $5,200 discounted to the date of the loan at 4% (the Modified Policy Debt) equals $5,000. Because the minimum rate of interest credited to the Loan Account is 4%, $5,000 must be transferred to the Loan Account to ensure that $5,200 will be available at the next policy anniversary to cover the interest accrued on the Policy Debt.

When a loan is made, we will deduct from the Investment Accounts or the Fixed Account, and transfer to the Loan Account, an amount which will result in the Loan Account value being equal to the Modified Policy Debt. You may designate how the amount to be transferred to the Loan Account is allocated among the accounts from which the transfer is to be made. In the absence of instructions, we will allocate the amount to be transferred to each account in the same proportion as the value in each Investment Account and the Fixed Account bears to the Net Policy Value. A transfer from an Investment Account will result in the cancellation of units of the underlying sub-account equal in value to the amount transferred from the Investment Account. However, since the Loan Account is part of the Policy Value, transfers made in connection with a loan will not change the Policy Value.

A policy loan may result in a Policy's failing to satisfy the Cumulative Premium Test, since the Policy Debt is subtracted from the sum of the premiums paid in determining whether the Cumulative Premium Test is satisfied. As a result, the death benefit guarantee may terminate. See Insurance Benefit -- "Death Benefit Guarantee" and Other General Policy Provisions -- "Policy Default."

Moreover, if the death benefit guarantee is not in force, a policy loan may cause a Policy to be more susceptible to going into default, since a policy loan will be reflected in the Net Cash Surrender Value. See Other General Policy Provisions -- "Policy Default."

A policy loan will also affect future Policy Values, since that portion of the Policy Value in the Loan Account will increase in value at the crediting interest rate rather than varying with the performance of the underlying Portfolios selected by the policyowner or increasing in value at the rate of interest credited for amounts allocated to the Fixed Account.

Policy loans may have tax consequences. If you are considering the use of systematic policy loans as one element of a comprehensive retirement income plan, you should consult your personal tax adviser regarding the potential tax consequences if such loans were to so reduce Policy Value that the Policy would lapse, absent additional payments. The premium payment necessary to avert lapse would increase with the age of the insured. See Miscellaneous Matters Federal Income Tax Considerations (Tax Treatment of Policy Benefits). Finally, a policy loan will affect the amount payable on the death of the life insured, since the death benefit is reduced by the value of the Loan Account at the date of death in arriving at the insurance benefit.

INTEREST CHARGES ON POLICY LOANS. Interest on the Policy Debt will accrue daily and be payable annually on the policy anniversary. We will fix the rate of interest charged at an effective annual rate of 5.75%. If the interest due on a policy anniversary is not paid by the policyowner, the interest will be borrowed against the Policy.

INTEREST CREDITED ON THE LOAN ACCOUNT. We will credit interest to any amount in the Loan Account at an effective annual rate of at least 4%. The actual rate credited is:

- On amounts in excess of the Policy's Select Loan Amount, the rate of interest charged on the policy loan less an interest rate differential, currently 1.75%.

- On amounts up to the Policy's Select Loan Amount, the rate of interest charged on policy loan less an interest rate differential, currently 0%.

The tax consequences associated with a loan interest credited differential of 0% are unclear. A tax adviser should be consulted before effecting a loan to evaluate the tax consequences that may arise in such a situation. If we determine, in our sole discretion, that there is a substantial risk that a loan will be treated as a taxable distribution under Federal tax law as a result of the differential between the credited interest rate and the loan interest rate, the Company retains the right to increase the the loan interest rate to an amount that would result in the transaction being treated as a loan under Federal tax law. If this amount is not prescribed by any IRS ruling or regulation or any court decision, the amount of increase will be that which the Company considers to be most likely to result in the transaction being treated as a loan under Federal tax law.

Prior to the later of the tenth policy anniversary and the anniversary following attained age 55, the amount available as a Select Loan is zero; after the later of the tenth policy anniversary and the policy anniversary following attained age 55, the amount available annually as a Select Loan is equal to 12% of the Policy's Net Cash Surrender Value at the previous policy anniversary. The amount available as a Select Loan applies to existing and new loans. If, at the time your are considering a Select Loan, interest due currently on your outstanding loans equals or exceeds the Select Loan Amount, the Select Loan feature can not be used to withdraw additional cash from Policy Value. The total of all loans, including the Select Loan Amount, cannot exceed the maximum loan amount as described above.

To illustrate the amount available as a Select Loan, assume that a Policy has an issue age of 47 and a Net Cash Surrender Value on the eleventh policy anniversary of $10,000. The Select Loan Amount available during the twelfth policy year is $1,200 (12% X $10,000). Assume that at the beginning of the twelfth policy year, a loan of $1,500 is taken. $1,200 of that amount is considered the Select Loan Amount, $300 an ordinary policy loan.

At the end of the twelfth policy year, assume that the Net Cash Surrender Value is $9,000. The Select Loan Amount available during the thirteenth policy year is $1,080 (12% X $9,000). If not already repaid, the $300 from the prior year's loan that was not considered a Select Loan is immediately converted to a Select Loan, leaving $780 of the Select Loan Amount available for the thirteenth policy year (provided that the sum of all outstanding loans does not exceed the Policy's maximum loan amount). The amount of any unpaid interest on the Select Loan and the ordinary policy loan from the twelfth policy year also would be borrowed as a Select Loan up to the maximum Select Loan Amount and thereby reduce by that amount the $780 available for borrowing as a Select Loan during the remainder of the thirteenth policy year.

LOAN ACCOUNT ADJUSTMENTS. Whenever a loan is first taken out, and at specified events thereafter, we adjust the value of the Loan Account. We take the difference between (i) the Loan Account before any adjustment and (ii) the Modified Policy Debt at the time of adjustment and transfer that amount between the Loan Account and the Investment Accounts or the Fixed Account. The amount transferred to or from the Loan Account will be such that the value of the Loan Account after the adjustment will be equal to the Modified Policy Debt.

The specified events which cause an adjustment to the Loan Account are (i) a policy anniversary, (ii) a partial or full loan repayment, (iii) a new loan or
(iv) an amount is needed to meet a monthly deduction. A loan repayment may be implicit in that policy debt is effectively repaid upon termination (i.e., upon death of the life insured, surrender or lapse of the policy). In each of these instances, the Loan Account will be adjusted so that any excess of the Loan Account over the Modified Policy Debt after the repayment will be included in the termination proceeds.

Except as noted below under "Loan Repayments," we will allocate amounts transferred from the Loan Account to the Investment Accounts and the Fixed Account in the same proportion as the value in the corresponding "loan sub-account" bears to the value of the Loan Account. A "loan sub-account" exists for each Investment Account and for the Fixed Account. Amounts transferred to the Loan Account are allocated to the appropriate loan sub-account to reflect the account from which the transfer was made.

LOAN ACCOUNT ILLUSTRATION.(Dollar amounts in this illustration have been rounded to the nearest dollar.) The operation of the Loan Account may be illustrated as follows: assume a Policy with a loan value of $5,000, a loan interest rate of 5.75%, and a maximum loan amount on a policy anniversary of $4,917. For purposes of the illustration, assume that the Select Loan Amount is zero. If a loan in the maximum amount of $4,917 is made, an amount equal to the Modified Policy Debt, $5,000, is transferred to the Loan Account. At the next policy anniversary the value of the Loan Account will have increased to $5,200 ($5,000 X 1.04) reflecting interest credited at an effective annual rate of 4.0%. At that time the loan will have accrued interest charges of $283 ($4,917 X .0575), bringing the Policy Debt to $5,200.

If the accrued interest charges are paid on the policy anniversary, the Policy Debt will continue to be $4,917, and the Modified Policy Debt, reflecting interest for the next policy year and discounting the Policy Debt and such interest at 4%, will be $5,000. An amount will be transferred from the Loan Account to the Fixed Account or the Investment Accounts so that the Loan Account value will equal the Modified Policy Debt. Since the Loan Account value was $5,200, a transfer of $200 will be required ($5,200 -- $5,000).

If, however, the accrued interest charges of $283 are borrowed, an amount will be transferred from the Investment Accounts and the Fixed Account so that the Loan Account value will equal the Modified Policy Debt recomputed at the policy anniversary. The new Modified Policy Debt is the Policy Debt, $5,200, plus loan interest to be charged to the next policy anniversary, $299 ($5,200 X .0575), discounted at 4%, which results in a figure of $5,288. Since the value of the Loan Account was $5,200, a transfer of $88 will be required. This amount is equivalent to the 1.75% interest rate differential on the $5,000 transferred to the Loan Account on the previous policy anniversary.

LOAN REPAYMENTS. You may repay Policy Debt in whole or in part at any time prior to the death of the life insured provided the Policy is in force. When a repayment is made, we will credit the repayment amount to the Loan Account and transfer an amount to the Fixed Account or the Investment Accounts so that the Loan Account at that time will equal the Modified Policy Debt. We will allocate loan repayments first to the Fixed Account until the associated loan sub-account is reduced to zero. We will then allocate loan repayments to each Investment Account in the same proportion as the value in the corresponding loan sub-account bears to the value of the Loan Account. Amounts paid to us not specifically designated in writing as loan repayments will be treated as premiums.

PARTIAL WITHDRAWALS AND SURRENDERS


Partial Withdrawals. After a Policy has been in force for two policy years, you may make a partial withdrawal of the Net Cash Surrender Value. The minimum amount that may be withdrawn is $500. You should specify the portion of the withdrawal to be taken from each Investment Account and the Fixed Account. In the absence of instructions we will allocate the withdrawal among such accounts in the same proportion as the Policy Value in each account bears to the Net Policy Value. No more than one partial withdrawal may be made in any one policy month.


If you make a partial withdrawal during the Surrender Charge Period, we will usually assess a portion of the surrender charges to which the Policy is subject (see Charges And Deductions -- "Surrender Charges") if the amount withdrawn is in excess of the Withdrawal Tier Amount. The Withdrawal Tier Amount is 10% of the Net Cash Surrender

Value determined as of the previous policy anniversary. The portion of a partial withdrawal that is considered to be in excess of the Withdrawal Tier Amount includes all previous partial withdrawals that have occurred in the current policy year. If the Option 1 death benefit is in effect under a Policy from which a partial withdrawal is made, the face amount of the Policy will be reduced. See CHARGES AND DEDUCTIONS -- SURRENDER CHARGES (CHARGES ON PARTIAL WITHDRAWALS).


Full Surrenders. You may surrender your Policy for its Net Cash Surrender Value at any time while the life insured is living. The Net Cash Surrender Value is the Policy Value less any surrender charges and outstanding monthly deductions due (the "Cash Surrender Value") minus the value of the Loan Account. The Net Cash Surrender Value will be determined at the end of the Business Day on which we receive the

Policy and a written request for surrender at our Service Office. After a Policy is surrendered, the insurance coverage and all other benefits under the Policy will terminate. Surrender of a Policy during the Surrender Charge Period will usually result in our assessment of surrender charges. See Charges And Deductions -- "Surrender Charges."

CHARGES AND DEDUCTIONS

The charges we make under the Policy are assessed as (i) deductions from premiums, (ii) surrender charges upon surrender, partial withdrawals, decreases in face amount or lapse, (iii) monthly deductions, and (iv) other charges. These charges are described below.

DEDUCTIONS FROM PREMIUMS

We currently make no deduction from premium payments for state and local taxes. The maximum amount we may deduct for such taxes in the future is 2.35% (except for Oregon where no premium tax is deducted). We currently make no deduction from premium payments for federal taxes. The maximum amount we may deduct for such taxes in the future is 1.25%.

SURRENDER CHARGES


We will assess surrender charges upon surrender, a partial withdrawal of Policy Value in excess of the Withdrawal Tier Amount, a requested decrease in face amount, or lapse. We usually assess these charges if any of the above transactions occurs within the Surrender Charge Period (see Table 1 below) unless the charges have been previously deducted. There are two surrender charges -- a deferred underwriting charge and a deferred sales charge.


DEFERRED UNDERWRITING CHARGE. The deferred underwriting charge is $6 for each $1,000 of face amount of life insurance coverage initially purchased or added by increase, multiplied by the percentages shown in Table 1 below. In effect, the charge applies only to the first $500,000 of face amount initially purchased or the first $500,000 of each subsequent increase in face amount. Thus, the charge made in connection with any one underwriting will not exceed $3,000. The amount of the charge remains level for five years. Following the fifth year after issuance of the Policy or a face amount increase, the charge applicable to the initial face amount or increase will decrease each month by varying rates depending upon the life insured's issue age until the charge has decreased to zero. The applicable percentage of the deferred underwriting charges to which the Policy is subject is illustrated by the following table:


                     TABLE 1: DEFERRED UNDERWRITING CHARGES

Transaction Occurs after
Monthly Deduction Taken               Percent of Deferred Underwriting Charges by Issue Age*
For Last Month Preceding       -----------------------------------------------------------------------
     End of Month*                                                Age
------------------------       -----------------------------------------------------------------------
         Month                    0-50           51           52           53          54         55+
         -----                    ----           --           --           --          --         ---
          12                      100%          100%          100%          100%       100%       100%
          24                      100%          100%          100%          100%       100%       100%
          36                      100%          100%          100%          100%       100%       100%
          48                      100%          100%          100%          100%       100%       100%
          60                      100%          100%          100%          100%       100%       100%
          72                       90%        88.89%        87.50%        85.71%     83.33%     80.00%
          84                       80%        77.78%        75.00%        71.43%     66.67%     60.00%
          96                       70%        66.67%        62.50%        57.14%     50.00%     40.00%
         108                       60%        55.56%        50.00%        42.86%     33.33%     20.00%

         120                       50%        44.44%        37.50%        28.57%     16.67%         0%
         132                       40%        33.33%        25.00%        14.28%         0%
         144                       30%        22.22%        12.50%            0%
         156                       20%        11.11%            0%
         168                       10%            0%
         180                        0%

* Months not shown may be calculated by interpolation.

We designed the deferred underwriting charge to cover the administrative expenses associated with underwriting and policy issue, including the costs of processing applications, conducting medical examinations, determining the life insured's risk class and establishing policy records.

DEFERRED SALES CHARGE. The maximum deferred sales charge is 50% of premiums paid up to a maximum number of Target Premiums that varies (from -0.180 to 3.031) according to the issue age of the life insured, the face amount at issue and the amount of any increase. This charge compensates us for some of the expenses of selling and distributing the Policies, including agents' commissions, advertising, agent training and the printing of prospectuses and sales literature.


The deferred sales charge deducted in any policy year is not specifically related to sales expenses incurred in that year. Instead, we expect that the major portion of the sales expenses attributable to a Policy will be incurred during the first policy year, although the deferred sales charge might be deducted up to fifteen years later. We anticipate that the aggregate amounts we receive under the Policies for sales charges will be insufficient to cover our aggregate sales expenses. To the extent that our sales expenses exceed our sales charges, we will pay the excess from our other assets or surplus, including amounts derived from the mortality and expense risks charge described below. If you surrender the Policy for its Net Cash Surrender Value during the first two policy years, or during the first two policy years following a face amount increase, we may forego deducting a portion of the deferred sales charge. Where that sales charge limitation is applicable, the deferred sales charge assessable under the Policy will increase at the beginning of the third policy year to the level that would have applied absent the limitation. See Surrender Charges (Sales Charge Limitation) below.


We specify the Target Premium for the initial face amount in the Policy. We will compute a Target Premium for each increase in face amount above the highest face amount of coverage previously in effect, and we will advise you of each new Target Premium.

Target Premiums depend upon the face amount of insurance provided at issue or by an increase and the issue age and sex (unless unisex rates are required by law) of the life insured. The maximum number of Target Premiums subject to the deferred sales charge varies, based on the issue age of the life insured, the face amount at issue and the amount of any increase, according to the following tables:

TABLE 2: NUMBER OF TARGET PREMIUMS SUBJECT TO DEFERRED SALES CHARGE FOR POLICIES
                         ISSUED PRIOR TO JULY 10, 1995
             (APPLICABLE TO THE INITIAL FACE AMOUNT AND INCREASES)

             $250,000         UNDER                      $250,000             UNDER                         $250,000       UNDER
  AGE        OR MORE        $250,000         AGE          OR MORE            $250,000         AGE           OR MORE       $250,000
  ---        -------        --------         ---          -------            --------         ---           -------       --------
  *0         -0.031          -0.039           30            1.319             1.648            60            2.356          2.945
  *1         -0.144          -0.180           31            1.366             1.707            61            2.375          2.968
  *2         -0.081          -0.102           32            1.415             1.768            62            2.399          2.998
  *3         -0.020          -0.025           33            1.459             1.823            63            2.425          3.031
   4          0.037           0.046           34            1.503             1.878            64            2.380          2.975
   5          0.096           0.120           35            1.542             1.927            65            2.269          2.836
   6          0.166           0.207           36            1.590             1.987            66            2.124          2.655
   7          0.221           0.276           37            1.633             2.041            67            2.006          2.507
   8          0.281           0.351           38            1.672             2.090            68            1.888          2.360
   9          0.340           0.425           39            1.718             2.147            69            1.787          2.233
  10          0.391           0.488           40            1.756             2.195            70            1.691          2.113
  11          0.453           0.566           41            1.790             2.237            71            1.592          1.990
  12          0.514           0.642           42            1.832             2.290            72            1.494          1.867
  13          0.560           0.700           43            1.869             2.336            73            1.396          1.745
  14          0.614           0.767           44            1.904             2.380            74            1.317          1.646
  15          0.560           0.700           45            1.937             2.421            75            1.241          1.551
  16          0.606           0.757           46            1.969             2.461            76            1.162          1.452
  17          0.658           0.822           47            2.000             2.500            77            1.084          1.355
  18          0.718           0.897           48            2.032             2.540            78            1.010          1.262
  19          0.767           0.958           49            2.062             2.577            79            0.946          1.182
  20          0.817           1.021           50            2.093             2.616            80            0.887          1.108
  21          0.870           1.087           51            2.123             2.653            81            0.831          1.038
  22          0.924           1.155           52            2.154             2.692            82            0.779          0.973
  23          0.973           1.216           53            2.182             2.727            83            0.733          0.916
  24          1.026           1.282           54            2.211             2.763            84            0.688          0.860
  25          1.075           1.343           55            2.234             2.792            85            0.646          0.807
  26          1.125           1.406           56            2.259             2.823            86            0.606          0.757
  27          1.177           1.471           57            2.284             2.855            87            0.567          0.708
  28          1.228           1.535           58            2.307             2.883            88            0.530          0.662
  29          1.274           1.592           59            2.333             2.916            89            0.493          0.616
                                                                                               90            0.484          0.605

* A negative number of Target Premiums produces a negative deferred sales charge. When combined with the deferred underwriting charge, a negative deferred sales charge reduces the total surrender charge.

TABLE 3: NUMBER OF TARGET PREMIUMS SUBJECT TO DEFERRED SALES CHARGE FOR POLICIES
                        ISSUED ON OR AFTER JULY 10, 1995
              (APPLICABLE TO THE INITIAL FACE AMOUNT AND INCREASES)


             $250,000         UNDER                      $250,000             UNDER                         $250,000       UNDER
  AGE        OR MORE        $250,000         AGE          OR MORE            $250,000         AGE           OR MORE       $250,000
  ---        -------        --------         ---          -------            --------         ---           -------       --------
*0            -0.031         -0.039          30             1.319              1.648           60             2.356         2.945
*1            -0.144         -0.180          31             1.366              1.707           61             2.375         2.968
*2            -0.081         -0.102          32             1.415              1.768           62             2.399         2.998
*3            -0.020         -0.025          33             1.459              1.823           63             2.425         3.031
 4             0.037          0.046          34             1.503              1.878           64             2.367         2.959
 5             0.096          0.120          35             1.542              1.927           65             2.259         2.824
 6             0.166          0.207          36             1.590              1.987           66             2.113         2.641
 7             0.221          0.276          37             1.633              2.041           67             1.992         2.490
 8             0.281          0.351          38             1.672              2.090           68             1.875         2.344
 9             0.340          0.425          39             1.718              2.147           69             1.777         2.222
10             0.391          0.488          40             1.756              2.195           70             1.679         2.099
11             0.453          0.566          41             1.790              2.237           71             1.583         1.979
12             0.514          0.642          42             1.832              2.290           72             1.486         1.857
13             0.560          0.700          43             1.869              2.336           73             1.392         1.740
14             0.614          0.767          44             1.904              2.380           74             1.315         1.644
15             0.560          0.700          45             1.937              2.421           75             1.238         1.547
16             0.606          0.757          46             1.969              2.461           76             1.161         1.451
17             0.658          0.822          47             2.000              2.500           77             1.083         1.354
18             0.718          0.897          48             2.032              2.540           78             1.007         1.259
19             0.767          0.958          49             2.062              2.577           79             0.945         1.182
20             0.817          1.021          50             2.093              2.616           80             0.885         1.106
21             0.870          1.087          51             2.123              2.653           81             0.829         1.037
22             0.924          1.155          52             2.154              2.692           82             0.779         0.973
23             0.973          1.216          53             2.182              2.727           83             0.732         0.915
24             1.026          1.282          54             2.211              2.763           84             0.687         0.859
25             1.075          1.343          55             2.234              2.792           85             0.644         0.806
26             1.125          1.406          56             2.259              2.823           86             0.604         0.755
27             1.177          1.471          57             2.284              2.855           87             0.566         0.708
28             1.228          1.535          58             2.307              2.883           88             0.529         0.661
29             1.274          1.592          59             2.333              2.916           89             0.493         0.616
                                                                                               90             0.484         0.605


* A negative number of Target Premiums produces a negative deferred sales charge. When combined with the deferred underwriting charge, a negative deferred sales charge reduces the total surrender charge.

Except for surrenders to which the sales charge limitation provisions described below apply, the maximum deferred sales charge will be in effect for at least the first two years of the Surrender Charge Period. After that, the portion of the deferred sales charge that remains in effect will grade down at a rate that also varies according to the issue age of the life insured until, at the end of the Surrender Charge Period, there is no deferred sales charge. The tables we use to reduce the applicable deferred sales charge during the Surrender Charge Period are set forth in Appendix C to this Prospectus. The applicable table will be set forth in each Policy, and we will inform you of the table to be used in connection with sales charges on increases in face amount.

In order to determine the deferred sales charge applicable to a face amount increase, we will treat a portion of the Policy Value on the date of increase as a premium attributable to the increase. In addition, a portion of each premium paid on or subsequent to the increase will be attributed to the increase. In each case, the portion attributable to the increase will be the ratio of the "guideline annual premium" for the increase to the sum of the guideline annual premiums for the initial face amount and all increases including the requested increase.


A "guideline annual premium" is a hypothetical amount that we use to measure the maximum amount of the deferred sales charge that may be imposed upon surrender, partial withdrawal, a decrease in face amount or lapse during the first two years after issuance or after an increase in face amount.


The following example illustrates how deferred underwriting and deferred sales charges are calculated using data from Tables 1, 2 and 3 above and from the tables in Appendix C.

Assume a 36-year-old male (standard risk), whose Policy was issued prior to July 10, 1995, at age 30, and who has paid $9,000 in premiums under a Policy with a Target

Premium of $1,500 and a face amount of $100,000, surrenders his Policy during the last month of the sixth policy year.

A deferred underwriting charge of $540 will be assessed. The maximum deferred underwriting charge of $600 ($6 per $1,000 of face amount X 100) will be multiplied by the 90% listed in Table 1 as applicable to surrenders during the last month of the sixth policy year [90% X ($6 X 100) = $540].

A deferred sales charge of $1,192.74 will also be assessed. According to Table 2, the maximum number of Target Premiums subject to the deferred sales charge for a person who was 30 years old when his or her Policy with a face amount less than $250,000 was issued would be 1.648. Thus $2,472 (1.648 X $1,500) will be the maximum amount of premiums subject to the 50% sales charge, producing a maximum sales charge of $1,236 (50% X $2,472 = $1,236). Because the surrender occurs during the last month of the sixth policy year, only 96.50% (from the table in Appendix C for issue age 30) of the maximum sales charge remains applicable [96.50% X (.50 X 1.648 X $1,500) = $1,192.74].

SALES CHARGE LIMITATION. If you surrender your Policy or decrease its face amount at any time during the first two years after issuance or after an increase in face amount, we will forego taking that part of the deferred sales charge with respect to "premiums" paid for the initial face amount or such increase (including the portion of Policy Value treated as premiums for the increase, as described above), whichever is applicable, which exceeds the sum of

            (i) 30% of the premiums paid up to the lesser of one guideline annual premium or the maximum amount of premiums subject to the deferred sales charge plus

            (ii) 10% of the premiums paid in excess of one guideline annual premium, up to the lesser of two guideline annual premiums or the maximum amount of premiums subject to the deferred sales charge, plus

            (iii) 9% of the premiums paid in excess of two guideline annual premiums up to the maximum amount of premiums subject to the deferred sales charge.

The operation of the sales charge limitation for Policies issued prior to July 10, 1995 is illustrated by the following example. A 67-year-old male non-smoker purchased a Policy with a face amount in excess of $250,000 when he was age 65. He has paid $30,000 in premiums under the Policy and it has a guideline annual premium (GAP) of $15,997 and a Target Premium (TP) of $11,835. He surrenders his policy during the second policy year. In the absence of the sales charge limitation, the maximum deferred sales charge would be 50% of the lesser of premiums paid ($30,000) or the maximum amount of premiums subject to the deferred sales charge (TP X Maximum Number of TP's = $11,835 X 2.269 = $26,854), which results in 50% of $26,854 (the "Maximum Chargeable Amount" or "MCA") or $13,427 as the maximum deferred sales charge. However, under the formula described above, the maximum sales charge allowable will be $5,885. This is calculated as the sum of:

            (i)   30% of one GAP, or $4,799 [.30 X $15,997 = $4,799], because one GAP ($15,997) is less than premiums paid ($30,000) and less than the MCA ($26,854);

                        plus

            (ii) 10% of the MCA in excess of one GAP, or $1,086 (.10 X $10,857 = $1,086) because the MCA in excess of one GAP ($26,854 - $15,997 = $10,857) is less than premiums paid in excess of one GAP ($30,000 - $15,997 = $14,003) and less than the amount of a second GAP ($15,997);

                        plus

            (iii) $0, because no premiums in excess of two GAPs were paid and would not have been chargeable in any event, as the MCA was less than two GAPs.

Thus, (i) $4,799 plus (ii) $1,086 plus (iii) $0 equals $5,885, the maximum sales charge allowable.

If the Policy in the foregoing example were issued on or after July 10, 1995, the maximum sales charge allowable would be $5,873, because the maximum amount of Target Premiums subject to the deferred sales charge would be 2.259 (from Table 3) instead of 2.269 (from Table 2).

Since a deferred sales charge is deducted when a Policy terminates for failure to make the required payment following the Policy's going into default, the sales charge limitation will apply if the termination occurs during the two-year period following issuance or any increase in face amount. If the Policy terminates during the two years after a face amount increase, the sales charge limitation will relate only to the sales charges applicable to the increase.

CHARGES ON PARTIAL WITHDRAWALS. Whenever a portion of the surrender charges is deducted as a result of a partial withdrawal of Policy Value in excess of the Withdrawal Tier Amount, we will reduce the Policy's remaining surrender charges by the amount of the charges taken. The surrender charges not assessed as a result of the 10% free withdrawal provision remain in effect under the Policy and may be assessed upon surrender or lapse, other partial withdrawals, or a requested decrease in face amount. The portion of the surrender charges assessed will be based on the ratio of (i) to (ii), where

            (i) is the amount of the withdrawal in excess of the Withdrawal Tier Amount, and


            (ii) is the Net Cash Surrender Value of the Policy less the Withdrawal Tier Amount immediately prior to the withdrawal.


We will deduct the surrender charges from each Investment Account and the Fixed Account in the same proportion as the amount of the withdrawal taken from such account bears to the total amount of the withdrawal. If the amount in the account is insufficient to pay the portion of the surrender charges allocated to that account, then the portion of the withdrawal allocated to that account will be reduced so that the withdrawal plus the portion of the surrender charges allocated to that account equal the value of that account.

Units equal to the amount of the partial withdrawal taken, and surrender charges deducted, from each Investment Account will be canceled based on the value of such units determined at the end of the Business Day on which we receive a written request for withdrawal at our Service Office.

If the Option 1 death benefit is in effect under a Policy from which a partial withdrawal is made, we will reduce the face amount of the Policy. If the death benefit is equal to the face amount at the time of withdrawal, the face amount will be reduced by the amount of the withdrawal plus the portion of the surrender charges assessed. If the death benefit is based upon the Policy Value times the applicable percentage set forth under Insurance Benefit -- "Death Benefit Options" above, the face amount will be reduced only to the extent that the amount of the withdrawal plus the portion of the surrender charges assessed exceeds the difference between the death benefit and the face amount.

Reductions in face amount resulting from partial withdrawals will not incur any surrender charges above the surrender charges applicable to the withdrawal. When the face amount of a Policy is based on one or more increases subsequent to issuance of the Policy, a reduction resulting from a partial withdrawal will be applied in the same manner as a requested decrease in face amount, i.e., against the face amount provided by the most recent increase, then against the next most recent increases successively and finally against the initial face amount.

CHARGES ON DECREASES IN FACE AMOUNT. As with partial withdrawals, we will deduct a portion of a Policy's surrender charges upon a decrease, or a cancellation of an increase, in face amount which you request. Since surrender charges are determined separately for the initial face amount and each face amount increase, and since a decrease in face amount will have a different impact on each level of insurance coverage, we will determine separately the portion of the surrender charges to be deducted with respect to each level of insurance coverage. That portion will be the same as the ratio of the amount of the reduction in such coverage to the amount of such coverage prior to the reduction.

As noted under Insurance Benefit -- "Face Amount Changes," we apply decreases to the most recent increase first and thereafter to the next most recent increases successively. We will deduct the charges from the Policy Value, and we will allocate the amount so deducted among the Investment Accounts and the Fixed Account in the same proportion as the Policy Value in each bears to the Net Policy Value. Whenever a portion of the surrender charges is deducted as a result of a decrease in face amount, the Policy's remaining surrender charges will be reduced by the amount of the charges taken.

CHARGES REMAINING AFTER FACE AMOUNT DECREASES OR PARTIAL WITHDRAWALS. Each time a pro-rata deferred underwriting charge or a pro-rata deferred sales charge for a face amount decrease or for a partial withdrawal is deducted, the remaining deferred underwriting charge and deferred sales charge will be reduced proportionately.

We will calculate the remaining deferred underwriting charge using Table 1 above. The actual remaining charge will be the result of (a) divided by (b), multiplied by (c), where

            (a) is the grading percentage applicable to the life insured's issue age and Policy duration;

            (b) is the grading percentage applicable to the life insured's issued age at the time of the last face amount decrease or partial withdrawal;

            and

            (c) is the remaining deferred sales charge prior to the last face amount decrease or partial withdrawal less the deferred underwriting charge deducted for that face amount decrease or partial withdrawal.

We will calculate the remaining deferred sales charge using Table 2 above and Appendix C. The actual remaining charge will be the result of (a) divided by
(b), multiplied by (c), where:

            (a)   is the grading percentage applicable to the Policy duration;

            (b) is the grading percentage at the time of the last face amount decrease or partial withdrawal;

            and

            (c) is the remaining deferred sales charge prior to the last face amount decrease or partial withdrawal less the deferred sales charge deducted for that face amount decrease or partial withdrawal.

Until the sum of premiums paid equals or exceeds the number of Target Premiums subject to deferred sales charge multiplied by the Target Premium, subsequent premium payments will increase the remaining referred sales charge.

MONTHLY DEDUCTIONS

Each month we make a deduction from Policy Value consisting of an administration charge, a charge for the cost of insurance, a charge for mortality and expense risks, and charge(s) for any supplementary benefit(s) (see Other Provisions -- "Supplementary Benefits"). We allocate the monthly deduction among the Investment Accounts and (other than the mortality and expense risks charge) the Fixed Account in the same proportion as the Policy Value in each bears to the Net Policy Value. Monthly deductions due prior to the effective date will be taken on the effective date instead of the dates they were due. If the Policy is still in force when the life insured attains age 100, no further monthly deductions will be taken from the Policy Value.

ADMINISTRATION CHARGE

The monthly administration charge is $35 until the first anniversary and, thereafter, $10 (the right is reserved to increase the administration charge by an additional amount of up to $.01 per $1,000 of face amount per month). The charge is designed to cover certain administrative expenses associated with the Policy, including maintaining policy records, collecting premiums and processing death claims, surrender and withdrawal requests and various charges permitted under a Policy.

COST OF INSURANCE CHARGE

The monthly charge for the cost of insurance is determined by multiplying the applicable cost of insurance rate times the net amount at risk at the beginning of each policy month. The cost of insurance rate is based on

      -     the life insured's issue age,

      -     the duration of the coverage,

      -     sex (unless unisex rates are required by law),

      -     risk class, and,

      - in the case of certain Policies issued in group or sponsored arrangements providing for reduction in cost of insurance charges (see "Special Provisions For Group Or Sponsored Arrangements"), the face amount of the Policy.

See Miscellaneous Matters -- "Legal Considerations." We determine the rate separately for the initial face amount and for each increase in face amount. Cost of insurance rates will generally increase with the life insured's age. Any additional ratings as indicated in the Policy will be added to the cost of insurance rate.

We use cost of insurance rates that reflect our expectations as to future mortality experience as based on current experience. We may change the rates from time to time on a basis which does not unfairly discriminate within the class of life insureds. In no event will the cost of insurance rate exceed the guaranteed rate set forth in the Policy except to the extent that an extra rate is imposed because of an additional rating applicable to the life insured or if simplified underwriting is granted in a group or sponsored arrangement (see "Special Provisions For Group Or Sponsored Arrangements"). The guaranteed rates are based on the 1980 Commissioners Standard Ordinary Smoker/Nonsmoker Mortality Tables.

If requested by the applicant, we may offer the Policy with provisions based on actuarial tables that do not differentiate on the basis of sex to such prospective purchasers in states where the unisex version of the Policy has been approved.

The State of Montana currently prohibits the issuance of policies with assumptions that distinguish between men and women in determining premiums and policy benefits for policies issued on the life of any of its residents.

The net amount at risk to which the cost of insurance rate is applied is the difference between the death benefit, divided by 1.0032737 (a factor which reduces the net amount at risk for cost of insurance charge purposes by taking into account assumed monthly earnings at an annual rate of 4%), and the Policy Value. Because different cost of insurance rates may apply to different levels of insurance coverage, we will calculate the net amount at risk separately for each level of insurance coverage. When the Option 1 death benefit is in effect, for purposes of determining the net amount at risk applicable to each level of insurance coverage, the Policy Value is attributed first to the initial face amount and then, if the Policy Value is greater than the initial face amount, to each increase in face amount in the order made.

Because the calculation of the net amount at risk is different under the death benefit options when more than one level of insurance coverage is in effect, a change in the death benefit option may result in a different net amount at risk for each level of insurance coverage than would have occurred had the death benefit option not been changed. Since the cost of insurance is calculated separately for each level of insurance coverage, any change in the net amount at risk for a level of insurance coverage resulting from a change in the death benefit option may affect the amount of the charge for the cost of insurance. Partial withdrawals and decreases in face amount will also affect the manner in which the net amount at risk for each level of insurance coverage is calculated.

MORTALITY AND EXPENSE RISK CHARGE

We make a monthly charge against your Policy Value for the mortality and expense risks we assume under the Policies. We make this charge at the beginning of each policy month at an annual rate of

      - .90% through the later of the tenth anniversary of the Policy and your attained age of 60

      -     and, thereafter, .45%.

We assess the charge against the value of your Investment Accounts by canceling units in the same proportion as the value of each Investment Account bears to the total value of your Investment Accounts. The mortality risk assumed is that lives insured may live for a shorter period of time than we estimated. The expense risk assumed is that expenses incurred in issuing and administering the Policies will be greater than we estimated. We estimate that virtually all of the mortality and expense risks charge currently relates to expense risks. We will realize a gain from this charge to the extent it is not needed to provide benefits and pay expenses under the Policies.

OTHER CHARGES

Currently, we make no charge against the Separate Account for federal, state or local taxes that may be attributable to the Separate Account or to our operations with respect to the Policies. However, if we incur any such taxes, we may make a charge therefor.

We impose charges on certain transfers of Policy Values, including a $25 charge for each transfer in excess of twelve in a policy year and a $5 charge for each Dollar Cost Averaging transfer when Policy Value does not exceed $15,000. See Policy Values --"Transfers Of Policy Value."

The Separate Account purchases shares of Portfolios at net asset value. The net asset value of those shares reflects the investment management fees and expenses of the Portfolios, which are set forth below. More detailed information concerning these fees and expenses is set forth under the caption "Management of The Trust" in the prospectus for the Trust that accompanies this prospectus.

TRUST ANNUAL EXPENSES
(as a percentage of Trust average net assets)

                                                                        OTHER EXPENSES
                                                   MANAGEMENT            (AFTER EXPENSE                   TOTAL TRUST
TRUST PORTFOLIO                                       FEES              REIMBURSEMENT)***               ANNUAL EXPENSES
-----------------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets..............         0.850%                    0.360%                        1.210%
Science & Technology......................         1.100%                    0.110%                        1.210%
International Small Cap...................         1.100%                    0.150%                        1.250%
Aggressive Growth.........................         1.000%+                   0.090%                        1.090%
Emerging Small Company....................         1.050%                    0.050%                        1.100%
Small Company Blend.......................         1.050%                    0.150%*                       1.200%
Mid Cap Growth............................         0.950%+                   0.040%                        0.990%
Mid Cap Stock.............................         0.925%                    0.000%*                       0.925%
Overseas..................................         0.950%                    0.210%                        1.160%
International Stock.......................         1.050%                    0.200%                        1.250%
International Value.......................         1.000%                    0.300%*                       1.300%
Mid Cap Blend.............................         0.850%+                   0.050%                        0.900%
Small Company Value.......................         1.050%                    0.180%                        1.230%
Global Equity.............................         0.900%                    0.110%                        1.010%
Growth....................................         0.850%                    0.050%                        0.900%
Large Cap Growth..........................         0.875%+                   0.130%                        1.005%
Quantitative Equity.......................         0.700%                    0.060%                        0.760%
Blue Chip Growth..........................         0.875%+                   0.045%                        0.920%
Real Estate Securities....................         0.700%                    0.060%                        0.760%
Value.....................................         0.800%                    0.050%                        0.850%
Equity Index..............................         0.250%                    0.150%**                      0.400%**
Growth & Income...........................         0.750%                    0.040%                        0.790%
U.S. Large Cap Value......................         0.875%                    0.100%*                       0.975%
Equity-Income.............................         0.875%+                   0.050%                        0.925%
Income & Value............................         0.800%                    0.090%                        0.890%
Balanced..................................         0.800%                    0.070%                        0.870%
High Yield................................         0.775%                    0.065%                        0.840%
Strategic Bond............................         0.775%                    0.075%                        0.850%
Global Bond...............................         0.800%                    0.110%                        0.910%
Total Return..............................         0.775%                    0.100%*                       0.875%
Investment Quality Bond...................         0.650%                    0.070%                        0.720%
Diversified Bond..........................         0.750%                    0.140%                        0.890%
U.S. Government Securities................         0.650%                    0.070%                        0.720%
Money Market..............................         0.500%                    0.120%                        0.620%
Lifestyle Aggressive 1000#................             0%                    1.110%***                     1.110%
Lifestyle Growth 820#.....................             0%                    1.000%***                     1.000%
Lifestyle Balanced 640#...................             0%                    0.920%***                     0.920%
Lifestyle Moderate 460#...................             0%                    0.830%***                     0.830%
Lifestyle Conservative 280#...............             0%                    0.720%***                     0.720%

+Management Fees for these portfolios changed effective May 1, 1999. Prior to May 1, 1999, management fees were as follows:

           Aggressive Growth Trust        1.050%
           Mid Cap Growth Trust           1.000%
           Mid Cap Blend Trust            0.750%

           Large Cap Growth Trust         0.750%
           Blue Chip Growth Trust         0.925%
           Equity Income Trust            0.800%
           Income & Value Trust           0.750%

*Based on estimates of payments to be made during the current fiscal year.

** Under the Advisory Agreement, MSS has agreed o reduce its advisory fee or reimburse the Equity Index Trust if the total of all expenses (excluding advisory fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business) exceed an annual rate of 0.15% of the average annual net assets of the Equity Index Trust. The expense limitation will continue in effect from year to year unless otherwise terminated at any year end by MSS on 30 days' notice to the Trust. If this expense reimbursement had not been in effect, Total Trust Annual Trust. If this expense reimbursement had not been in effect, Total Trust Annual Trust. If this expense reimbursement had not been in effect, Total Trust Annual Expenses would have been 0.55%, and Other Expenses would have been 0.30%, of the average annual net assets of the Equity Index Trust.

*** Reflects expenses of the Underlying Portfolios. Manufacturers Securities Services, LLC ("MSS") has voluntarily agreed to pay the expenses of each Lifestyle Trust (excluding the expenses of the Underlying Portfolios). This voluntary expense reimbursement may be terminated at any time. If such expense reimbursement was not in effect, Total Trust Annual Expenses would be 0.02% higher, except for the Lifestyle Conservative 280 Trust, which would be 0.03% higher (based on expenses of the Lifestyle Trusts for the fiscal year ended December 31, 1998) as noted in the chart below:

                                                    MANAGEMENT               OTHER                   TOTAL TRUST
TRUST PORTFOLIO                                        FEES                 EXPENSES               ANNUAL EXPENSES
------------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000.................              0%                   1.130%                   1.130%
Lifestyle Growth 820......................              0%                   1.020%                   1.020%
Lifestyle Balanced 640....................              0%                   0.940%                   0.940%
Lifestyle Moderate 460....................              0%                   0.850%                   0.850%
Lifestyle Conservative 280................              0%                   0.750%                   0.750%

# Each Lifestyle Trust will bear its own pro rata share of the fees and expenses incurred by the Underlying Portfolios in which it invests, and the investment return of each Lifestyle Trust will be net of the Underlying Portfolio expenses. Each Lifestyle Portfolio must also bear its own expenses. However, MSS is currently paying those expenses as described in footnote (***) above.


SPECIAL PROVISIONS FOR GROUP OR SPONSORED ARRANGEMENTS

Where permitted by state insurance laws, Policies may be purchased under group or sponsored arrangements, as well as on an individual basis. A "group arrangement" includes a program under which a trustee, employer or similar entity purchases Policies covering a group of individuals on a group basis. In California all participants of group arrangements will be individually underwritten. A "sponsored arrangement" includes a program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of Policies on an individual basis.

We may reduce the charges and deductions described above for Policies issued in connection with group or sponsored arrangements. Such arrangements may include sales without withdrawal charges and deductions to our employees, officers, directors, agents, immediate family members of the foregoing, and employees of our agents and of our subsidiaries. We will reduce the above charges and deductions in accordance with our rules in effect as of the date an application for a Policy is approved. To qualify for such a reduction, a group or sponsored arrangement must satisfy certain criteria as to, for example, size of the group, expected number of participants and anticipated premium payments from the group.

Generally, the sales contacts and effort, administrative costs and mortality cost per Policy vary based on such factors as the size of the group or sponsored arrangements, the purposes for which Policies are purchased and certain characteristics of its members. The amount of reduction and the criteria for qualification will reflect the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying groups and sponsored arrangements.

We may modify from time to time, on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policyowners and all other policyowners funded by the Separate Account.

In addition, groups and persons purchasing under a sponsored arrangement may apply for simplified underwriting. If simplified underwriting is granted, the cost of insurance charge may increase as a result of higher anticipated mortality experience. In addition, groups or persons purchasing under a sponsored arrangement may request increases or decreases in face amount at any time after issue and decreases in face amount at any time after an increase in face amount.

SPECIAL PROVISIONS FOR EXCHANGES

We will permit owners of certain life insurance policies issued either by us or Manufacturers Life to exchange their policies for the Policies described in this prospectus. Charges under the policies being exchanged or the Policies issued in exchange therefor may be reduced or eliminated. Owners of certain policies may be entitled to convert their policies to the Policies described in this prospectus. If they elect to convert, they may receive a credit upon conversion in an amount up to their first-year premium. Policy loans made under policies being exchanged may, in some circumstances, be carried over to the new Policies without repayment at the time of exchange. Policyowners considering an exchange should consult their tax advisers as to the tax consequences of an exchange.

THE GENERAL ACCOUNT

By virtue of exclusionary provisions, interests in our general account have not been registered under the Securities Act of 1933 and our general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither our general account nor any interests therein are subject to the provisions of these acts, and as a result the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus relating to the general account. Disclosures regarding the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.

Our general account consists of all assets owned by us other than those in our separate accounts. Subject to applicable law, we have sole discretion over the investment of the assets of our general account.

You may elect to allocate net premiums to the Fixed Account or to transfer all or a portion of your Policy Value to the Fixed Account from the Investment Accounts. Transfers from the Fixed Account to the Investment Accounts are subject to restrictions. See Policy Values -- "Transfers Of Policy Value" and "Policy Value." We will hold the reserves required for any portion of the Policy Value allocated to the Fixed Account in our general account. However, your allocation of Policy Value to the Fixed Account does not entitle you to share in the investment experience of our general account. Instead, we guarantee that your Policy Value in the Fixed Account will accrue interest daily at an effective annual rate of at least 4%, without regard to the actual investment experience of our general account. We may, at our sole discretion, credit a higher rate of interest, although we are not obligated to do so. You assume the risk that interest credited may not exceed the guaranteed minimum rate of 4% per year.

OTHER GENERAL POLICY PROVISIONS

POLICY DEFAULT

Unless the Death Benefit Guarantee is in effect, your Policy will go into default if the Policy's Net Cash Surrender Value at the beginning of any policy month would go below zero after deducting the monthly deductions then due. We will notify you of the default and will allow a 61-day grace period in which you may make a premium payment sufficient to bring the Policy out of default. The payment you must make will be equal to the amount necessary to bring the Net Cash Surrender Value to zero, if it was less than zero at the date of default, plus the monthly deductions due at the date of default and at the beginning of each of the two policy months thereafter, based on the Policy Value at the date of default. If we do not receive the required payment by the end of the grace period, we will terminate the Policy and pay to you the Net Cash Surrender Value (subject to any applicable limitation on surrender charges; see Charges And Deductions -- "Surrender Charges") as of the date of default less the monthly deductions then due. If the life insured should die during the grace period following a Policy's going into default, the Policy Value used in the calculation of the death benefit will be the Policy Value as of the date of default, and the insurance benefit payable will be reduced by any outstanding monthly deductions due at the time of death.

POLICY REINSTATEMENT

You can reinstate a Policy which has terminated after going into default at any time within 21 days following the date of termination without furnishing evidence of insurability, subject to the following conditions:

            (a)   The life insured's risk class is standard or preferred; and

            (b)   The life insured's attained age is less than 46.

You can reinstate a Policy which has terminated after going into default at any time within the five-year period following the date of termination subject to the following conditions:

            (a) You must not have surrendered the Policy for its Net Cash Surrender Value;

            (b) You furnish to us satisfactory evidence of the life insured's insurability;

            (c) You pay us a premium equal to the payment required during the 61-day grace period following default to keep the Policy in force; and

            (d) You repay to us an amount equal to any amounts paid by us in connection with the termination of the Policy.

If we approve the reinstatement, the date of reinstatement will be the later of the date of your written request or the date we receive the required payment at our Service Office.

MISCELLANEOUS POLICY PROVISIONS

BENEFICIARY. You may appoint one or more beneficiaries of the Policy by naming them in the application. Beneficiaries may be appointed in three classes -- primary, secondary and final. Thereafter you may change the beneficiary during the life insured's lifetime by giving written notice to us in a form satisfactory to us unless an irrevocable designation has been elected. If the life insured dies and there is no surviving beneficiary, you, or your estate if you are the life insured, will be the beneficiary. If a beneficiary dies before the seventh day after the death of the life insured, we will pay the insurance benefit as if the beneficiary had died before the life insured.

INCONTESTABILITY. We will not contest the validity of a Policy after it has been in force during the life insured's lifetime for two years from the issue date. We will not contest the validity of an increase in face amount or the addition of a supplementary benefit after such increase or addition has been in force during the life insured's lifetime for two years. If a Policy has been reinstated and been in force for less than two years from the reinstatement date, we can contest any misrepresentation of a fact material to the reinstatement.

MISSTATEMENT OF AGE OR SEX. If the life insured's stated age or sex or both in the Policy are incorrect, we will change the face amount of insurance so that the death benefit will be that which the most recent monthly charge for the cost of insurance would have bought for the correct age and sex (unless unisex rates are required by law).

SUICIDE EXCLUSION. If the life insured, whether sane or insane, dies by suicide within two years from the issue date, we will pay only the premiums paid less any partial withdrawals of the Net Cash Surrender Value and any amount in the Loan Account. If the life insured should die by suicide within two years after a face amount increase, the death benefit for the increase will be limited to the monthly deduction for the increase.

ASSIGNMENT. We will not be bound by an assignment until we receive a copy of it at our Service Office. We assume no responsibility for the validity or effects of any assignment.

OTHER PROVISIONS

SUPPLEMENTARY BENEFITS

Subject to certain requirements, you may add one or more supplementary benefits to a Policy, including those providing term insurance for additional insureds, providing accidental death coverage, waiving monthly deductions upon disability, guaranteeing the Policy Value, accelerating benefits in the event of terminal illness, and, in the case of corporate-owned Policies, permitting a change of the life insured. You may obtain more detailed information concerning supplementary benefits from one of our authorized agents. We will deduct the cost of any supplementary benefits as part of the monthly deduction. See Charges And Deductions -- "Monthly Deductions."

PAYMENT OF PROCEEDS

As long as the Policy is in force, we will ordinarily pay any policy loans, partial withdrawals, Net Cash Surrender Value or any insurance benefit within seven days after receipt at our Service Office of all the documents required for such a payment.

We may delay the payment of any policy loans, partial withdrawals, Net Cash Surrender Value or the portion of any insurance benefit that depends on the Fixed Account value for up to six months; otherwise we may delay payment for any period during which (i) the New York Stock Exchange is closed for trading (except for normal holiday closings) or trading on the Exchange is otherwise restricted; or (ii) an emergency exists as defined by the S.E.C. or the S.E.C. requires that trading be restricted; or (iii) the S.E.C. permits a delay for the protection of policyowners. Also, we may deny transfers in the circumstances stated in clauses (i), (ii) and (iii) above and in the circumstances previously set forth. See Policy Values -- "Transfers Of Policy Value."

REPORTS TO POLICYOWNERS

Within 30 days after each policy anniversary, we will send you a statement showing, among other things, the amount of the death benefit, the Policy Value and its allocation among the Investment Accounts, the Fixed Account and the Loan Account, the value of the units in each Investment Account to which the Policy Value is allocated, any Loan Account balance and any interest charged since the last statement, the premiums paid and policy transactions made during the period since the last statement and any other information required by law.

Within 10 days after any transaction involving purchase, sale, or transfer of units of Investment Accounts, we will send a confirmation statement.

You will also be sent an annual and a semi-annual report for Manufacturers Investment Trust which will include a list of the securities held in each Portfolio as required by the 1940 Act.

MISCELLANEOUS MATTERS

PORTFOLIO SHARE SUBSTITUTION

Although we believe it to be highly unlikely, it is possible that in the judgment of our management, one or more of the Portfolios may become unsuitable for investment by the Separate Account because of a change in investment policy or a change in the applicable laws or regulations, because the shares are no longer available for investment, or for some other reason. In that event, we may seek to substitute the shares of another Portfolio or of an entirely different mutual fund. Before this can be done, the approval of the S.E.C. and one or more state insurance departments may be required.

We also reserve the right to combine other separate accounts with the Separate Account, to establish additional sub-accounts within the Separate Account, to operate the Separate Account as a management investment company or other form permitted by law, to transfer assets from this Separate Account to another separate account and from another separate account to this Separate Account, and to de-register the Separate Account under the 1940 Act. We would make the change only if permissible under applicable federal and state law.

We will not materially change the investment objectives of the Separate Account without first filing the change with the Insurance Commissioner of the State of Michigan. You will be advised of any change at the time it is made.

FEDERAL INCOME TAX CONSIDERATIONS

The following summary provides a general description of the federal income tax considerations associated with the Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. You should consult counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "Service"). We make no representation as to the likelihood of continuation of the present federal income tax laws or of the current interpretations by the Service. WE DO NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY POLICY OR ANY TRANSACTION REGARDING THE POLICIES.

The Policies may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the use of such Policies in any such arrangement, the value of which depends in part on its tax consequences, is contemplated, you should consult a qualified tax adviser for advice on the tax attributes of the particular arrangement.

TAX STATUS OF THE POLICY

Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code"), sets forth a definition of a life insurance contract for federal tax purposes. The Secretary of Treasury (the "Treasury") is authorized to prescribe regulations implementing Section 7702. However, while proposed regulations and other interim guidance have been issued, final regulations have not been adopted and guidance as to how Section 7702 is to be applied is limited. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such Policy would not provide the tax advantages normally provided by a life insurance policy.

With respect to a Policy issued on the basis of a standard rate class, we believe (largely in reliance on IRS Notice 88-128 and the proposed mortality charge regulations under Section 7702, issued on July 5, 1991) that such a Policy should meet the Section 7702 definition of a life insurance contract.

With respect to a Policy that is issued on a substandard basis (i.e., a premium class involving higher-than-standard mortality risk), there is less guidance, in particular as to how mortality and other expense requirements of Section 7702 are to be applied in determining whether such a Policy meets the Section 7702 definition of a life insurance contract. Thus, it is not clear whether or not such a Policy would satisfy Section 7702, particularly if the policyowner pays the full amount of premiums permitted under the Policy.

If it is subsequently determined that a Policy does not satisfy Section 7702, we may take whatever steps are appropriate and reasonable to attempt to cause such a Policy to comply with Section 7702. For these reasons, we reserve the right to restrict Policy transactions as necessary to attempt to qualify it as a life insurance contract under Section 7702. Section 817(h) of the Code requires that the investments of the Separate Account be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as a life insurance contract under Section 7702 of the Code (discussed above). The Separate Account, through Manufacturers Investment Trust, intends to comply with the diversification requirements prescribed in Treas. Reg. Sec. 1.817-5, which affect how Manufacturers Investment Trust's assets are to be invested. We believe that the Separate Account will thus meet the diversification requirement, and we will monitor continued compliance with the requirement.

In certain circumstances, owners of variable life insurance Policies may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their Policies. In those circumstances, income and gains from the separate account assets would be includible in the variable policyowner's gross income. The IRS has stated in published rulings that a variable policyowner will be considered the owner of separate account assets if the policyowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the policyowner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyowners may direct their investments to particular subaccounts without being treated as owners of the underlying assets."

The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets.

For example, the Policy has many more Portfolios to which policyowners may allocate premium payments and Policy Values than were available in the policies described in the rulings. These differences could result in an owner being treated as the owner of a pro rata portion of the assets of the Separate Account. In addition, we do not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the Policy as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.

The following discussion assumes that the Policy will qualify as a life insurance contract for Federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

IN GENERAL. We believe that the proceeds and cash value increases of a Policy should be treated in a manner consistent with a fixed-benefit life insurance policy for federal income tax purposes. Thus, the death benefit under the Policy should be excludable from the gross income of the beneficiary under Section 101(a)(1) of the Code.

Depending on the circumstances, the exchange of a Policy, a change in the Policy's [Generally, you will not be deemed to be in constructive receipt of your Policy Value until there is a distribution.] death benefit option, a Policy loan, a partial withdrawal, a surrender, a change in ownership, a change of insured, the addition of an accelerated death benefit rider, or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each policyowner or beneficiary. Generally, the policyowner will not be deemed to be in constructive receipt of the Policy Value, including increments thereof, until there is a distribution. The tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a "Modified Endowment Contract." Upon a complete surrender or lapse of a Policy or when benefits are paid at a Policy's maturity date, if the amount received plus the amount of indebtedness exceeds the total investment in the Policy, the excess will generally be treated as ordinary income subject to tax, regardless of whether the Policy is or is not a Modified Endowment Contract.

MODIFIED ENDOWMENT CONTRACTS. Section 7702A establishes a class of life insurance contracts designated as "Modified Endowment Contracts," which applies to Policies entered into or materially changed after June 20, 1988.

Because of the Policy's flexibility, classification as a Modified Endowment Contract will depend on the individual circumstances of each Policy. In general, a Policy will be a Modified Endowment Contract if the accumulated premiums paid at any time during the first seven policy years exceed the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. The determination of whether a Policy will be a Modified Endowment Contract after a material change generally depends upon the relationship of the death benefit and Policy Value at the time of such change and the additional premiums paid in the seven years following the material change. If a premium is received which would cause the Policy to become a Modified Endowment Contract
(MEC) within 23 days of the next policy anniversary, we will not apply the portion of the premium which would cause MEC status (excess premium) to the Policy when received. The excess premium will be placed in a suspense account until the next anniversary date, at which point the excess premium, along with interest earned on the excess premium at a rate of 3.5% from the date the premium was received, will be applied to the Policy. The policyowner will be advised of this action and will be offered the opportunity to have the premium credited as of the original date received or to have the premium returned. If the policyowner does not respond, the premium and interest will be applied to the Policy as of the first day of the next anniversary.

If a premium is received which would cause your Policy to become a MEC more than 23 days prior to the next policy anniversary, we will refund any excess premium to you. The portion of the premium which is not excess will be applied as of the date received. We will advise you of this action and will offer to return the premium and have it credited to the account as of the original date received.

If, in connection with the application or issue of the Policy, you acknowledge that your Policy is or will become a MEC, we will credit excess premiums that would cause MEC status as of the date received.

Further, if a transaction occurs which reduces the face amount of your Policy during the first seven years, we will retest the Policy, retroactive to the date of purchase, to determine compliance with the seven-pay test based on the lower face amount. As well, if a reduction of the face amount occurs within seven years of a material change, we will retest the Policy for compliance retroactive to the date of the material change. Failure to comply would result in classification as a Modified Endowment Contract regardless of any efforts by us to provide a payment schedule that will not violate the seven-pay test.

The rules relating to whether a Policy will be treated as a Modified Endowment Contract are extremely complex and cannot be adequately described in the limited confines of this summary. Therefore, you should consult with a competent adviser to determine whether a transaction will cause the Policy to be treated as a Modified Endowment Contract.

DISTRIBUTIONS FROM POLICIES CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS. Policies classified as Modified Endowment Contracts will be subject to the following tax rules: First, all partial withdrawals from such a Policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Policy Value immediately before the distribution over the investment in the Policy (described below) at such time. Second, loans taken from or secured by such a Policy are treated as partial withdrawals from the Policy and taxed accordingly. Past-due loan interest that is added to the loan amount is treated as a loan. Third, a 10% additional income tax is imposed on the portion of any distribution (including distributions upon surrender) from, or loans taken from or secured by, such a Policy that is included in income except where the distribution or loan is made on or after the policyowner attains age 59 1/2, is attributable to the policyowner's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policyowner or the joint lives (or joint life expectancies) of the policyowner and the policyowner's beneficiary.

DISTRIBUTIONS FROM POLICIES NOT CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS. A distribution from a Policy that is not a Modified Endowment Contract is generally treated as a tax-free recovery by the policyowner of the investment in the Policy (described below) to the extent of such investment in the Policy, and as a distribution of taxable income only to the extent the distribution exceeds the investment in the Policy. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the policyowner in order for the Policy to continue complying with the Section 7702 definitional limits. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702.

Loans from, or secured by, a Policy that is not a Modified Endowment Contract are not treated as distributions. Instead, such loans are treated as indebtedness of the policyowner. Select Loans may, however, be treated as a distribution.

Finally, neither distributions (including distributions upon surrender) nor loans from, or secured by, a Policy that is not a Modified Endowment Contract are subject to the 10% additional tax.

POLICY LOAN INTEREST. Generally, personal interest paid on any loan under a Policy which is owned by an individual is not deductible. In addition, except for the transition rules described in the paragraph below, interest on any loan under a Policy owned by a taxpayer and covering the life of any individual who is an officer or employee of or is financially interested in the business carried on by the taxpayer will not be tax deductible unless the employee is a key person within the meaning of Section 264 of the Code. A deduction will not be permitted for interest on a loan under a policy held on the life of a key person to the extent the aggregate of such loans with respect to contracts covering the key person exceeds $50,000. The number of employees who can qualify as key persons depends in part on the size of the employer but cannot exceed 20 individuals.

For policies issued after June 20, 1986 and prior to January 1, 1994 a transition rule permits all or a portion of the interest paid on policy debt incurred before January 1, 1996 to be deducted. For policies issued in 1994 or 1995 the transition rule applies to indebtedness incurred before January 1, 1997. To be deducted the interest must be paid or accrued prior to January 1, 1999, and must meet other rules contained in Section 264 of the Code and section 501 of the Health Insurance Portability and Accountability Act of 1996.

Furthermore, if a non-natural person owns a policy, or is the direct or indirect beneficiary under a policy, Section 264(f) of the Code disallows a pro-rata portion of the taxpayer's interest expense allocable to unborrowed policy cash values attributable to insurance held on the lives of individuals who are not 20% (or more) owners of the taxpayer-entity, officers, employees, or former employees of the taxpayer.

The portion of the interest expense that is allocable to unborrowed policy cash values is an amount that bears the same ratio to that interest expense as the taxpayer's average unborrowed policy cash values under such life insurance policies bears to the average adjusted bases for all assets of the taxpayer.

If the taxpayer is not the owner, but is the direct or indirect beneficiary under the contract, then the amount of unborrowed cash value of the policy taken into account in computing the portion of the taxpayer's interest expense allocable to unborrowed policy cash values cannot exceed the benefit to which the taxpayer is directly or indirectly entitled under the policy.

INVESTMENT IN THE POLICY. Investment in the Policy means (i) the aggregate amount of any premiums or other consideration paid for a Policy, minus (ii) the aggregate amount received under the Policy which has been excluded from gross income of the policyowner (except that the amount of any loan from, or secured by, a Policy that is a Modified Endowment Contract, to the extent such amount has been excluded from gross income, will be disregarded), plus (iii) the amount of any loan from, or secured by, a Policy that is a Modified Endowment Contract to the extent that such amount has been included in the gross income of the policyowner.

MULTIPLE POLICIES. All Modified Endowment Contracts that are issued by us (or our affiliates) to the same policyowner during any calendar year are treated as one Modified Endowment Contract for purposes of determining the amount includible in the gross income under Section 72(e) of the Code.

THE COMPANY'S TAXES

As a result of the Omnibus Budget Reconciliation Act of 1990, insurance companies are generally required to capitalize and amortize certain policy acquisition expenses over a 10-year period rather than currently deducting such expenses. This treatment applies to the deferred acquisition expenses of a Policy and results in a significantly higher corporate income tax liability for the Company. We reserve the right to make a charge to premiums to compensate us for the anticipated higher corporate income taxes.

At the present time, we make no charge to the Separate Account for any federal, state or local taxes that we incur that may be attributable to the Account or to the Policies. We, however, reserves the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the Separate Account or to the Policies.

DISTRIBUTION OF THE POLICY

ManEquity, Inc., one of our indirect wholly-owned subsidiaries, acts as the principal underwriter of, and continuously offers, the Policies pursuant to a Distribution Agreement with us. ManEquity, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers. The Policies will be sold by registered representatives of either ManEquity, Inc. or other broker-dealers having distribution agreements with ManEquity, Inc. who are also authorized by state insurance departments to do so. Compensation is comprised of first-year commissions and bonus not to exceed 105% of premiums paid up to the Target Premium, commissions not to exceed 2% of premiums in excess thereof and, after the third anniversary, 0.15% of the Policy Value per annum. If certain standards with regard to the sale of the Policies and certain other policies issued by us or Manufacturers Life (USA) are met, additional compensation will be available.

RESPONSIBILITIES ASSUMED BY MANUFACTURERS LIFE

Manufacturers Life and Manufacturers USA have entered into an agreement with ManEquity, Inc. pursuant to which Manufacturers Life or Manufacturers USA, on behalf of ManEquity, Inc., will pay the sales commissions in respect of the Policies and certain other policies issued by us, prepare and maintain all books and records required to be prepared and maintained by ManEquity, Inc. with respect to the Policies and such other policies, and send all confirmations required to be sent by ManEquity, Inc. with respect to the Policies and such other policies. ManEquity, Inc. will promptly reimburse Manufacturers Life or Manufacturers USA for all sales commissions paid by them and will pay them for their other services under the agreement in such amounts and at such times as agreed to by the parties.

Manufacturers Life and Manufacturers USA have also entered into a Service Agreement with us pursuant to which Manufacturers Life or Manufacturers USA will provide to us all issue, administrative, general services and recordkeeping functions on our behalf with respect to all of our insurance policies including the Policies.

Finally, Manufacturers Life of America may, from time to time in its sole discretion, enter into one or more reinsurance agreements with other life insurance companies under which policies issued by it may be reinsured, such that its total amount at risk under a policy would be limited for the life of an insured.

VOTING RIGHTS

As stated above, we will invest all of the assets held in the sub-accounts of the Separate Account in shares of a particular Portfolio of Manufacturers Investment Trust. We are the legal owner of those shares and as such have the right to vote upon matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual and to vote upon any other matters that may be voted upon at a shareholders' meeting. However, we will vote shares held in the sub-accounts in accordance with instructions received from policyowners having an interest in such sub-accounts.

We will vote shares held in each sub-account for which no timely instructions from policyowners are received, including shares not attributable to Policies, in the same proportion as those shares in that sub-account for which instructions are received. Should the applicable federal securities laws or regulations change so as to permit us to vote shares held in the Separate Account in our own right, we may elect to do so.

The number of shares in each sub-account for which instructions may be given by a policyowner is determined by dividing the portion of the Policy Value derived from participation in that sub-account, if any, by the value of one share of the corresponding Portfolio of Manufacturers Investment Trust. We will determine the number as of a date chosen by us, but not more than 90 days before the shareholders' meeting. Fractional votes are counted. Voting instructions will be solicited in writing at least 14 days prior to the shareholders' meeting.

We may, if required by state insurance officials, disregard voting instructions if such instructions would require shares to be voted so as to cause a change in the sub-classification or investment policies of one or more of the Portfolios, or to approve or disapprove an investment management contract. In addition, we may disregard voting instructions that would require changes in the investment policies or investment adviser, provided that we reasonably disapprove such changes in accordance with applicable federal regulations. If we disregard voting instructions, we will advise you of that action and our reasons for such action in the next communication to policyowners.



OFFICERS AND DIRECTORS

                                Position with
                                Manufacturers Life
Name                            of America                             Principal Occupation
Sandra M. Cotter (36)           Director                               Attorney, Dykema Gosset, PLLC, 1989 to present.
                                (since December 1992)
James D. Gallagher (44)         Director (since May 1996),             Vice President, Secretary and General Counsel,

                                Secretary and                          The Manufacturers Life Insurance Company (USA), January
                                General Counsel                        1997 to present; Secretary and General Counsel,
                                                                       Manufacturers Adviser Corporation, January 1997 to present;
                                                                       Vice President, Legal Services - U.S. Operations, The
                                                                       Manufacturers Life Insurance Company, January 1996 to
                                                                       present; Vice President, Secretary and General Counsel, The
                                                                       Manufacturers Life Insurance Company of North America , 1994
                                                                       to present; Vice President and Associate General Counsel,
                                                                       The Prudential Insurance Company of America, 1991 to 1994.

Theodore Kilkuskie, Jr. (43)    Director (since May 1996)              Senior Vice President, U.S. Annuities, The
                                                                       Manufacturers Life Insurance Company, January 1999 to
                                                                       present; President, The Manufacturers Life Insurance Company of North America, January 1999 to present; Senior Vice
                                                                       President, U.S. Individual Insurance, The Manufacturers Life
                                                                       Insurance Company, August 1998 to December 1998; Vice
                                                                       President, U.S. Individual Insurance, The Manufacturers Life
                                                                       Insurance Company, June 1995 to February 1998; Executive
                                                                       Vice President, Mutual Fund Sales & Marketing, State Street
                                                                       Research, March 1994 to June 1995.

James O'Malley (52)             Director (since November 1998)         Senior Vice President, U.S. Pensions, The Manufacturers
                                                                       Life Insurance Company, January 1999 to present; Vice
                                                                       President, Systems New Business Pensions, The
                                                                       Manufacturers Life Insurance Company,  1984 to December
                                                                       1998.

Joseph J. Pietroski (60)        Director (since July 1992)             Senior Vice President, General Counsel and Corporate
                                                                       Secretary, The Manufacturers Life Insurance Company,
                                                                       1988 to present.

John D. Richardson (61)         Chairman and Director                  Senior Executive Vice President, The Manufacturers Life
                                (since January 1995)                   Insurance Company; January 1999 to present; Executive
                                                                       Vice President, U.S. Operations, The Manufacturers Life
                                                                       Insurance Company, November 1995 to December 1998; Senior
                                                                       Vice President and General Manager, U.S. Operations, The
                                                                       Manufacturers Life Insurance Company, January 1995 to
                                                                       October 1997; Senior Vice President and General Manager,
                                                                       Canadian Operations, The Manufacturers Life Insurance
                                                                       Company, June 1992 to December 1994.

Victor Apps (51)                Vice President, Asia                   Executive Vice President, Asia Operations, The Manufacturers
                                                                       Life Insurance Company, November 1997 to present; Senior
                                                                       Vice President and General Manager, Greater China Division,
                                                                       The Manufacturers Life Insurance Company, 1995 to 1997; Vice
                                                                       President and General Manager, Greater China Division, The

                                                                       Manufacturers Life Insurance Company, 1993 to 1995;
                                                                       International Vice President, Asia Pacific Division, The
                                                                       Manufacturers Life Insurance Company, 1988 to 1993.

Felix Chee (52)                 Vice President, Investments            Executive Vice President ,The Manufacturers Life Insurance
                                                                       Company; November 1997 to present, Chief Investment Officer,
                                                                       The Manufacturers Life Insurance Company, June 1997 to
                                                                       present, Senior Vice President and Treasurer, The
                                                                       Manufacturers Life Insurance Company, August 1994 to May
                                                                       1997; Vice President and Treasurer, The Manufacturers Life
                                                                       Insurance Company, October 1993 to July 1994.

Robert A. Cook (44)             Vice President, Marketing              Senior Vice President, U.S. Individual Insurance, The
                                                                       Manufacturers Life Insurance Company, January 1999 to
                                                                       present; Vice President, Product Management, The
                                                                       Manufacturers Life Insurance Company, 1996 to December 1998;
                                                                       Sales and Marketing Director, The Manufacturers Life
                                                                       Insurance Company, 1994 to 1995.

Hugh C. McHaffie (40)           Vice President                         Vice President, Product Development, U.S. Annuities, The
                                                                       Manufacturers Life Insurance Company, January 1996 to
                                                                       present; Vice President U.S. Annuities, The Manufacturers
                                                                       Life Insurance Company of North America, September 1996 to
                                                                       present; Vice President, Product Actuary, The Manufacturers
                                                                       Life Insurance Company of North America, August 1994 to
                                                                       September 1996; Product Development Executive, The
                                                                       Manufacturers Life Insurance Company of North America,
                                                                       August 1990 to August 1994.

Douglas H. Myers (44)           Vice President, Finance and            President, ManEquity, Inc., April 1994 to present; Assistant
                                Compliance, Controller                 Vice President and Controller, U.S. Operations, The
                                                                       Manufacturers Life Insurance Company, 1988 to present.

John G. Vrysen (43)             Vice President, Appointed Actuary      Chief Financial Officer and Treasurer, Manulife-Wood
                                                                       Logan Holding Co., Inc., January 1996 to present; Vice
                                                                       President and Chief Financial Officer, U.S. Operations,
                                                                       The Manufacturers Life Insurance Company, January 1996
                                                                       to present; Vice President and Chief Actuary, The
                                                                       Manufacturers Life Insurance Company of New York, March
                                                                       1992 to present; Vice President and Chief Actuary, The
                                                                       Manufacturers Life Insurance Company of North America,
                                                                       January 1986 to present.

Jean Wong (35)                  Vice President and Treasurer           Vice President and Chief Accountant, U.S. Division, The
                                                                       Manufacturers Life Insurance Company, May 1998 to
                                                                       present; Chief Accountant, U.S. Division, The
                                                                       Manufacturers Life Insurance Company, July 1996 to May
                                                                       1998; Director, Finance and Administration,

                                                                       Star Data Systems Inc., December 1995 to July 1996; Vice
                                                                       President and Chief Financial Officer, Primerica Financial
                                                                       Services, June 1993 to December 1995.


IMPACT OF YEAR 2000

The Company makes extensive use of information systems in the operations of its various businesses, including for the exchange of financial data and other information with customers, suppliers and other counterparties. The Company also uses software and information systems provided by third parties in its accounting, business and investment systems.

The Year 2000 risk, as it is commonly known, is the result of computer programs being written suing two digits, rather than four, to define the applicable year. Any of the Company's computer programs that have date-sensitive software may recognize a date using "00" as the year 1900 rather than the Year 2000. This could result in systems failures or miscalculations causing disruptions of operations, including among other things, a temporary inability to process transactions, send premium billing notices, make claims payments or engage in other normal business activities.

The systems used by the company have been assessed as part of a comprehensive written plan conducted by The Manufacturers Life Insurance Company (collectively with its subsidiaries, "Manulife Financial"), to ensure that computer systems and processes of Manulife Financial and its subsidiaries and affiliates, including the Company, will continue to perform through the end of this century and in the next.

In 1996, in order to make Manulife Financial's systems Year 2000 compliant, a program was instituted to modify or replace both Manulife Financial's information technology systems ("IT systems") and embedded technology systems "Non-IT systems"). The phases of this program include (I) an inventory and assessment of all systems to determine which are critical, (ii) planning and designing the required modifications and replacements, (iii) making these modifications and replacements, (iv) testing modified or replaced systems, (v) redeploying modified or replaced systems and (vi) final management review and certification. For most IT and Non-IT systems identified as critical, certification has been completed for the company. Of those systems classified as critical, management believes that over 99% were Year 2000 compliant at the end of 1998. Management continues to focus attention on the remaining 1% of critical systems. Those that affect the Company are expected to be compliant by the end of the first quarter in 1999. Management believes that the Company's non-critical systems will be Year 2000 compliant by the end of the first quarter 1999.

In addition to efforts directed at Manulife Financial's own systems, Manulife Financial is presently consulting vendors, customers, and other third parties with which it deals in an effort to ensure that no material aspect of Manulife Financial's operations will be hindered by Year 2000 problems of these third parties. This process includes providing third parties with questionnaires regarding the state of their Year 2000 readiness and, where possible or where appropriate, conducting further due diligence activities.

Manulife Financial recognizes the importance of preparing for the change to the Year 2000 and, in January 1999, commenced preparation of contingency plans, in the event that Manulife Financial's year 2000 program has not fully resolved its Year 2000 issues. The Year 2000 Project Management Office for Manulife Financial's U.S. division is coordinating the preparation of the Year 2000 contingency plan on behalf of U.S. Division affiliates and subsidiaries. Contingency planning is targeted for completion by mid-1999.

Management currently believes that, with modifications to existing software and conversions to new software, the Year 2000 risk will not pose significant operations problems for Manulife Financial's computer systems. As part of the Year 2000 program, critical systems were "time-shift" tested in the year 2000 and beyond to confirm that they will continue to function properly before, during and after the change to the Year 2000. However, there can be no assurance that Manulife Financial's Year 2000 program, including consulting third parties and its contingency planning, will avoid any material adverse effect on

Manulife Financial's operations, customer relations or financial condition. Manulife Financial estimates the total cost of its Year 2000 program will be approximately $59 million, of which $49.5 million has been incurred through December 31, 1998; however, there can be no assurance that the actual cost incurred will not be materially higher than such estimate. Most costs will be expensed as incurred; however, those costs attributed to the purchase of new software and hardware will generally be capitalized. The total cost of the Year 2000 program is not expected to have a material effect on Manulife Financial's net operating income.


STATE REGULATIONS

We are subject to regulation and supervision by the Michigan Department of Insurance, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions in which we are authorized to do business. The Policies have been filed with insurance officials, and meet all standards set by law, in each jurisdiction where they are sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions in which we do business for the purposes of determining solvency and compliance with local insurance laws and regulations.

PENDING LITIGATION

No litigation is pending that would have a material effect upon the Separate Account or Manufacturers Investment Trust.

ADDITIONAL INFORMATION

We have filed a registration statement under the Securities Act of 1933 with the S.E.C. relating to the offering described in this prospectus. This prospectus does not include all the information set forth in the registration statement. You may obtain the omitted information from the S.E.C.'s principal office in Washington, D.C. upon payment of the prescribed fee.

For further information you may also contact Manufacturers Life of America's Service Office, the address and telephone number of which are on the cover page of this prospectus.




INDEPENDENT AUDITORS

The consolidated financial statements of Manufacturers Life Insurance Company of America and Separate Account Three of The Manufacturers Life Insurance Company of America at December 31, 1998 and 1997, and for each of the three years in the period ended December 31, 1998, appearing in this Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


FINANCIAL STATEMENTS

The financial statements of Manufacturers Life of America included herein should be distinguished from the financial statements of Separate Account Three and should be considered only as bearing upon the ability of Manufacturers Life of America to meet its obligations under the Policies.

                            Separate Account Three of
               The Manufacturers Life Insurance Company of America

                              Financial Statements

                       Three years ended December 31, 1998



                                    CONTENTS


Report of Independent Auditors.............................................
Audited Financial Statements
Statement of Assets and Liabilities........................................
Statements of Operations...................................................
Statements of Changes in Net Assets........................................
Notes to Financial Statements..............................................

                         Report of Independent Auditors


To the Board of Directors
The Manufacturers Life Insurance
    Company of America

We have audited the accompanying statement of assets and liabilities of Separate Account Three of The Manufacturers Life Insurance Company of America as of December 31, 1998 and the related statements of operations and changes in net assets for each of the periods presented therein. These financial statements are the responsibility of The Manufacturers Life Insurance Company of America's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Separate Account Three of The Manufacturers Life Insurance Company of America at December 31, 1998, and the results of its operations and the changes in its net assets for each of the periods presented therein, in conformity with generally accepted accounting principles.



Philadelphia, Pennsylvania
February 4, 1999

                            Separate Account Three of
               The Manufacturers Life Insurance Company of America

                       Statement of Assets and Liabilities

                                December 31, 1998

                                                                                            SUB-ACCOUNT      NET ASSET
                                                                              NET ASSET        UNITS         VALUE PER
                                                                                VALUE       OUTSTANDING        UNIT
                                                                          ---------------------------------------------
ASSETS
Investment in Manufacturers Investment Trust--at market value:
   Emerging Growth Trust, 2,802,542 shares (cost $62,104,620)             $  66,756,555   $  1,547,427      $   43.14
   Quantitative Equity Trust, 2,069,537 shares (cost $38,807,860)            52,193,727       1,202,134         43.42
   Real Estate Securities Trust, 1,536,662 shares (cost $24,594,352)         22,696,503         689,209         32.93
   Balanced Trust, 2,589,172 shares (cost $43,897,491)                       50,229,936       1,674,992         29.99
   Capital Growth Bond Trust, 1,757,260 shares (cost $19,935,560)            21,245,278         929,261         22.86
   Money Market Trust, 3,170,806 shares (cost $31,708,063)                   31,708,063       1,731,857         18.31
   International Stock Trust, 1,585,335 shares (cost $18,934,357)            20,577,642       1,473,246         13.97
   Pacific Rim Emerging Markets Trust, 822,886 shares (cost $5,198,434)       5,620,314         772,206          7.28
   Equity Index Trust, 2,839,061 shares (cost $37,536,543)                   43,806,714       2,221,635         19.72
   Equity Trust, 1,257,356 shares (cost $25,523,708)                         24,493,286       1,651,448         14.83
   Value Equity Trust, 1,044,760 shares (cost $16,442,598)                   18,575,830       1,154,317         16.09
   Growth and Income Trust, 1,165,238 shares (cost $26,765,264)              33,127,715       1,678,270         19.74
   U.S. Government Securities Trust, 239,148 shares (cost $3,198,130)         3,305,023         276,793         11.94
   Conservative Asset Allocation Trust, 80,313 shares (cost $925,126)           950,102          73,213         12.98
   Moderate Asset Allocation Trust, 234,294 shares (cost $2,942,382)          3,125,486         218,986         14.27
   Aggressive Asset Allocation Trust, 237,596 shares (cost $3,281,821)        3,625,719         233,924         15.50
   International Small Cap Trust, 176,272 shares (cost $2,492,390)            2,693,435         190,424         14.14
   Blue Chip Growth Trust, 566,488 shares (cost $8,957,998)                  10,717,944         519,809         20.62
   Science & Technology Trust, 252,885 shares (cost $3,476,302)               4,936,311         244,906         20.16
   Pilgram Baxter Growth Trust, 122,992 shares (cost $1,528,419)              1,603,809         105,774         15.16
   Small/Mid Cap Trust, 296,586 shares (cost $5,033,231)                      5,863,507         299,424         19.58
   Worldwide Growth Trust, 71,291 shares (cost $1,065,955)                    1,080,064          72,735         14.85
   Global Equity Trust, 208,185 shares (cost $3,996,239)                      4,242,810         259,150         16.37
   Growth Trust, 329,119 shares (cost $6,264,920)                             6,746,944         363,585         18.56
   Value Trust, 253,715 shares (cost $3,817,475)                              3,567,228         251,058         14.21
   International Growth and Income Trust, 124,135 shares (cost
   $1,357,908)                                                                1,405,214         104,239         13.48
   High Yield Trust, 162,690 shares (cost $2,211,281)                         2,101,957         147,641         14.24
   Strategic Bond Trust, 247,629 shares (cost $2,962,146)                     2,902,215         210,298         13.80
   Global Government Bond Trust, 46,669 shares (cost $634,469)                  640,768          45,061         14.22
   Investment Quality Bond Trust, 114,782 shares (cost $1,396,240)            1,430,181          96,815         14.77
   Lifestyle Aggressive 1000 Trust, 288,431 shares (cost $3,929,209)          3,862,092         257,160         15.02
   Lifestyle Growth 820 Trust, 1,150,754 shares (cost $15,767,114)           15,857,396       1,049,185         15.11
   Lifestyle Balanced 640 Trust, 422,244 shares (cost $5,614,581)             5,696,069         382,101         14.91
   Lifestyle Moderate 460 Trust, 48,767 shares (cost $658,448)                  678,344          44,619         15.20
   Lifestyle Conservative 280 Trust, 7,984 shares (cost $102,293)               108,017           7,151         15.11
   Small Company Value Trust, 32,243 shares (cost $355,941)                     366,605          42,981          8.53
                                                                          -------------
Net assets                                                                $ 478,538,803
                                                                          =============


See accompanying notes.

                            Separate Account Three of
               The Manufacturers Life Insurance Company of America

                            Statements of Operations


                                                             EMERGING GROWTH                       QUANTITATIVE EQUITY
                                                               SUB-ACCOUNT                              SUB-ACCOUNT
                                                   -------------------------------------------------------------------------------
                                                   YEAR ENDED   YEAR ENDED     YEAR ENDED    YEAR ENDED  YEAR ENDED    YEAR ENDED
                                                   DEC. 31/98   DEC. 31/97     DEC. 31/96    DEC. 31/98  DEC. 31/97    DEC. 31/96
                                                   -------------------------------------------------------------------------------
Net investment income:
   Dividend income                                $   995,471   $      --     $ 7,702,014   $ 5,169,494  $      --    $ 4,240,752
                                                  -------------------------------------------------------------------------------

Realized and unrealized gain (loss) on
investments:
   Realized gain (loss) from security
   transactions:
       Proceeds from sales                          6,100,016     7,107,331     4,088,127     4,267,545    3,096,117    1,222,403
       Cost of securities sold                      4,854,772     5,908,528     3,518,688     2,650,426    2,122,759      976,262
                                                  -------------------------------------------------------------------------------
   Net realized gain (loss)                         1,245,244     1,198,803       569,439     1,617,119      973,358      246,141
                                                  -------------------------------------------------------------------------------
   Unrealized appreciation (depreciation) of
   investments:
       Beginning of year                            6,743,875    (1,640,500)    4,794,911     9,470,255    1,534,960    2,295,941
       End of year                                  4,651,935     6,743,875    (1,640,500)   13,385,867    9,470,255    1,534,960
                                                  -------------------------------------------------------------------------------
   Net unrealized appreciation (depreciation)
   during the year                                 (2,091,940)    8,384,375    (6,435,411)    3,915,612    7,935,295     (760,981)
                                                  -------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
   investments                                       (846,696)    9,583,178    (5,865,972)    5,532,731    8,908,653     (514,840)
                                                  -------------------------------------------------------------------------------
Net increase (decrease) in net assets derived
from operations                                   $   148,775   $ 9,583,178   $ 1,836,042   $10,702,225  $ 8,908,653  $ 3,725,912
                                                  ===============================================================================

* Reflects the period from commencement of operations February 14, 1996 through December 31, 1996

** Reflects the period from commencement of operations May 1, 1997 through December 31, 1997

*** Reflects the period from commencement of operations May 1, 1998 through December 31, 1998

See accompanying notes.

           REAL ESTATE SECURITIES                        BALANCED                         CAPITAL GROWTH BOND
                 SUB-ACCOUNT                            SUB-ACCOUNT                           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
  YEAR ENDED     YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
  DEC. 31/98     DEC. 31/97   DEC. 31/96   DEC. 31/98   DEC. 31/97   DEC. 31/96   DEC. 31/98   DEC. 31/97   DEC. 31/96
------------------------------------------------------------------------------------------------------------------------
$ 3,092,425      $      -    $ 2,776,056  $ 5,710,136   $      -    $ 4,478,042  $ 1,051,960   $       -     $ 864,430
------------------------------------------------------------------------------------------------------------------------
  2,650,837       1,134,797      660,261    3,244,479    4,291,414    1,836,560    3,019,340    1,876,127    1,292,420
  2,269,138         898,569      631,891    2,557,957    3,671,860    1,674,031    2,667,419    1,866,847    1,363,232
------------------------------------------------------------------------------------------------------------------------
    381,699         236,228       28,370      686,522      619,554      162,529      351,921        9,280      (70,812)
------------------------------------------------------------------------------------------------------------------------
  5,819,408       2,155,063      748,034    6,626,044      958,041    2,693,376    1,199,605     (223,171)     153,798
 (1,897,849)      5,819,409    2,155,063    6,332,445    6,626,043      958,041    1,309,718    1,199,605     (223,171)
------------------------------------------------------------------------------------------------------------------------
 (7,717,257)      3,664,346    1,407,029     (293,599)   5,668,002   (1,735,335)     110,113    1,422,776     (376,969)
------------------------------------------------------------------------------------------------------------------------
 (7,335,558)      3,900,574    1,435,399      392,923    6,287,556   (1,572,806)     462,034    1,432,056     (447,781)
------------------------------------------------------------------------------------------------------------------------
$(4,243,133)     $3,900,574  $ 4,211,455  $ 6,103,059   $6,287,556  $ 2,905,236  $ 1,513,994   $1,432,056    $ 416,649
========================================================================================================================

                            Separate Account Three of
               The Manufacturers Life Insurance Company of America

                      Statements of Operations (continued)

                                                               MONEY MARKET                          INTERNATIONAL STOCK
                                                               SUB-ACCOUNT                               SUB-ACCOUNT
                                                  -------------------------------------------------------------------------------
                                                   YEAR ENDED    YEAR ENDED     YEAR ENDED    YEAR ENDED  YEAR ENDED   YEAR ENDED
                                                   DEC. 31/98    DEC. 31/97     DEC. 31/96    DEC. 31/98  DEC. 31/97   DEC. 31/96
                                                  -------------------------------------------------------------------------------
Net investment income:
   Dividend income                               $  1,481,440  $  1,159,280   $  1,505,315   $   313,529  $  209,753   $ 248,736
                                                 -------------------------------------------------------------------------------
Realized and unrealized gain (loss) on
investments:
   Realized and unrealized gain (loss) from
   security transactions:
       Proceeds from sales                         55,917,389    18,425,413     17,344,859     4,550,901     780,310     289,302
       Cost of securities sold                     55,917,389    19,340,111     16,936,049     3,876,157     656,813     250,445
                                                 -------------------------------------------------------------------------------
   Net realized gain (loss)                              --        (914,698)       408,810       674,744     123,497      38,857
                                                 -------------------------------------------------------------------------------
   Unrealized appreciation (depreciation) of
   investments:
       Beginning of year                                 --        (914,724)       233,720       131,809     450,565      99,777
       End of year                                       --               1       (914,724)    1,643,285     131,811     450,565
                                                 -------------------------------------------------------------------------------
   Net unrealized appreciation (depreciation)
   during the year                                       --         914,725     (1,148,444)    1,511,476    (318,754)    350,788
                                                 -------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
   investments                                           --              27       (739,634)    2,186,220    (195,257)    389,645
                                                 -------------------------------------------------------------------------------
Net increase (decrease) in net assets derived
from operations                                  $  1,481,440  $  1,159,307   $    765,681   $ 2,499,749  $   14,496   $ 638,381
                                                 ===============================================================================


* Reflects the period from commencement of operations February 14, 1996 through December 31, 1996

** Reflects the period from commencement of operations May 1, 1997 through December 31, 1997

*** Reflects the period from commencement of operations May 1, 1998 through December 31, 1998


See accompanying notes.

        PACIFIC RIM EMERGING MARKETS
                SUB-ACCOUNT                          EQUITY INDEX SUB-ACCOUNT                      EQUITY SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
  YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED   PERIOD ENDED*   YEAR ENDED    YEAR ENDED   PERIOD ENDED*
  DEC. 31/98     DEC. 31/97    DEC. 31/96    DEC. 31/98    DEC. 31/97    DEC. 31/96     DEC. 31/98    DEC. 31/97     DEC. 31/96
----------------------------------------------------------------------------------------------------------------------------------
$         -     $    12,667   $   239,201   $ 1,392,501   $ 2,468,634   $   449,782    $ 3,871,537   $ 2,150,334   $    26,181
----------------------------------------------------------------------------------------------------------------------------------
  4,347,338       1,556,257       443,740     2,890,323     1,982,591       231,179      1,483,382     1,891,337        54,581
  6,967,881       1,571,876       374,390     2,287,244     1,529,141       214,759      1,636,220     1,889,551        56,756
----------------------------------------------------------------------------------------------------------------------------------
 (2,620,543)        (15,619)       69,350       603,079       453,450        16,420       (152,838)        1,786        (2,175)
----------------------------------------------------------------------------------------------------------------------------------
 (2,120,318)         67,813        88,856       488,049       (46,898)            -        737,427       495,686             -
    421,880      (2,120,317)       67,813     6,270,171       488,048       (46,898)    (1,030,422)      737,427       495,686
----------------------------------------------------------------------------------------------------------------------------------
  2,542,198      (2,188,130)      (21,043)    5,782,122       534,946       (46,898)    (1,767,849)      241,741       495,686
----------------------------------------------------------------------------------------------------------------------------------
    (78,345)     (2,203,749)       48,307     6,385,201       988,396       (30,478)    (1,920,687)      243,527       493,511
----------------------------------------------------------------------------------------------------------------------------------
$   (78,345)    $(2,191,082)  $   287,508   $ 7,777,702   $ 3,457,030   $   419,304    $ 1,950,850   $ 2,393,861   $   519,692
==================================================================================================================================

                            Separate Account Three of
               The Manufacturers Life Insurance Company of America

                      Statements of Operations (continued)

                                                         VALUE EQUITY SUB-ACCOUNT              GROWTH AND INCOME SUB-ACCOUNT
                                                 ----------------------------------------------------------------------------------
                                                  YEAR ENDED    YEAR ENDED  PERIOD ENDED*  YEAR ENDED    YEAR ENDED    PERIOD ENDED*
                                                  DEC. 31/98    DEC. 31/97    DEC. 31/96   DEC. 31/98    DEC. 31/97     DEC. 31/96
                                                 ----------------------------------------------------------------------------------
Net investment income:
   Dividend income                               $  976,745    $1,127,557    $    8,790    $1,500,080    $  556,761    $    1,952
                                                 --------------------------------------------------------------------------------
Realized and unrealized gain (loss) on
investments:
   Realized and unrealized gain (loss) from
   security transactions:
       Proceeds from sales                        1,391,651     1,288,325       438,548     2,830,806     3,054,342        82,474
       Cost of securities sold                    1,104,171     1,107,952       417,223     2,030,090     2,467,777        77,312
                                                 --------------------------------------------------------------------------------
Net realized gain (loss)                            287,480       180,373        21,325       800,716       586,565         5,162
                                                 --------------------------------------------------------------------------------
Unrealized appreciation (depreciation) of
  investments:
       Beginning of year                          1,914,865       364,883          --       2,511,120       405,558          --
       End of year                                2,133,232     1,914,865       364,883     6,362,451     2,511,120       405,558
                                                 --------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
  during the year                                   218,367     1,549,982       364,883     3,851,331     2,105,562       405,558
                                                 --------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
  investments                                       505,847     1,730,355       386,208     4,652,047     2,692,127       410,720
                                                 --------------------------------------------------------------------------------
Net increase (decrease) in net assets derived
  from operations                                $1,482,592    $2,857,912    $  394,998    $6,152,127    $3,248,888    $  412,672
                                                 ================================================================================

* Reflects the period from commencement of operations February 14, 1996 through December 31, 1996

** Reflects the period from commencement of operations May 1, 1997 through December 31, 1997

*** Reflects the period from commencement of operations May 1, 1998 through December 31, 1998

See accompanying notes.

        U.S. GOVERNMENT SECURITIES               CONSERVATIVE ASSET ALLOCATION               MODERATE ASSET ALLOCATION
               SUB-ACCOUNT                                SUB-ACCOUNT                               SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
  YEAR ENDED     YEAR ENDED  PERIOD ENDED*   YEAR ENDED    YEAR ENDED   PERIOD ENDED*  YEAR ENDED    YEAR ENDED   PERIOD ENDED*
  DEC. 31/98     DEC. 31/97   DEC. 31/96     DEC. 31/98    DEC. 31/97    DEC. 31/96    DEC. 31/98    DEC. 31/97    DEC. 31/96
-------------------------------------------------------------------------------------------------------------------------------
  $ 109,401      $ 123,037    $  26,995       $ 72,830      $ 42,335    $   8,660      $ 247,923      $ 83,798      $ 2,105
-------------------------------------------------------------------------------------------------------------------------------
    986,654        750,917      141,134        207,048       236,418       30,301        147,097        71,531       45,521
    954,836        752,455      149,988        202,366       228,648       31,365        136,136        65,973       45,706
-------------------------------------------------------------------------------------------------------------------------------
     31,818         (1,538)      (8,854)         4,682         7,770       (1,064)        10,961         5,558         (185)
-------------------------------------------------------------------------------------------------------------------------------
     67,077         38,928            -         17,540         6,566            -        101,169        23,967            -
    106,893         67,077       38,928         24,976        17,540        6,566        183,104       101,169       23,967
-------------------------------------------------------------------------------------------------------------------------------
     39,816         28,149       38,928          7,436        10,974        6,566         81,935        77,202       23,967
-------------------------------------------------------------------------------------------------------------------------------
     71,634         26,611       30,074         12,118        18,744        5,502         92,896        82,760       23,782
-------------------------------------------------------------------------------------------------------------------------------
  $ 181,035      $ 149,648    $  57,069       $ 84,948      $ 61,079    $  14,162      $ 340,819     $ 166,558     $ 25,887
===============================================================================================================================

                            Separate Account Three of
               The Manufacturers Life Insurance Company of America

                      Statements of Operations (continued)


                                                        AGGRESSIVE ASSET ALLOCATION          INTERNATIONAL SMALL CAP
                                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                                  -------------------------------------------------------------------------
                                                   YEAR ENDED    YEAR ENDED    PERIOD ENDED*    YEAR ENDED      YEAR ENDED
                                                   DEC. 31/98    DEC. 31/97     DEC. 31/96      DEC. 31/98      DEC. 31/97
                                                  -------------------------------------------------------------------------
Net investment income:
   Dividend income                               $   312,103    $   140,784    $    11,072     $     5,687     $       212
                                                 -------------------------------------------------------------------------
Realized and unrealized gain (loss) on
investments:
   Realized and unrealized gain (loss) from
   security transactions:                            210,791        226,753         79,723       3,812,286         206,034
       Proceeds from sales                           181,226        204,492         82,946       3,842,577         203,025
                                                 -------------------------------------------------------------------------
       Cost of securities sold                        29,565         22,261         (3,223)        (30,291)          3,009
                                                 -------------------------------------------------------------------------
   Net realized gain (loss)

   Unrealized appreciation (depreciation) of
   investments:
       Beginning of year                             164,721         43,313           --           (39,080)           --
       End of year                                   343,898        164,721         43,313         201,045         (39,080)
                                                 -------------------------------------------------------------------------
   Net unrealized appreciation (depreciation)
   during the year                                   179,177        121,408         43,313         240,125         (39,080)
                                                 -------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
   investments                                       208,742        143,669         40,090         209,834         (36,071)
                                                 -------------------------------------------------------------------------
Net increase (decrease) in net assets derived
from operations                                  $   520,845    $   284,453    $    51,162     $   215,521     $   (35,859)
                                                 =========================================================================

* Reflects the period from commencement of operations February 14, 1996 through December 31, 1996

** Reflects the period from commencement of operations May 1, 1997 through December 31, 1997

*** Reflects the period from commencement of operations May 1, 1998 through December 31, 1998

See accompanying notes.

     BLUE CHIP GROWTH      SCIENCE & TECHNOLOGY        PILGRAM BAXTER GROWTH              SMALL/MID
       SUB-ACCOUNT              SUB-ACCOUNT                 SUB-ACCOUNT                CAP SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
 YEAR ENDED  YEAR ENDED  YEAR ENDED  PERIOD ENDED**  YEAR ENDED  PERIOD ENDED**   YEAR ENDED  PERIOD ENDED**
 DEC. 31/98  DEC. 31/97  DEC. 31/98    DEC. 31/97    DEC. 31/98    DEC. 31/97     DEC. 31/98    DEC. 31/97
-------------------------------------------------------------------------------------------------------------
$   98,459   $104,304   $      -     $  16,815      $       -    $        -     $              $       -
-------------------------------------------------------------------------------------------------------------
   933,491    121,709    7,343,188     457,533        341,421        37,770        341,669        52,379
   796,180    128,505    7,715,056     477,311        359,211        36,070        302,630        43,433
-------------------------------------------------------------------------------------------------------------
   137,311     (6,796)    (371,868)    (19,778)       (17,790)        1,700         39,039         8,946
-------------------------------------------------------------------------------------------------------------
   239,380          -      (62,464)          -        (18,510)            -         (4,182)            -
 1,759,946    239,382    1,460,009     (62,465)        75,390       (18,510)       830,276        (4,182)
-------------------------------------------------------------------------------------------------------------
 1,520,566    239,382    1,522,473     (62,465)        93,900       (18,510)       834,458        (4,182)
-------------------------------------------------------------------------------------------------------------
 1,657,877    232,586    1,150,605     (82,243)        76,110       (16,810)       873,497         4,764
-------------------------------------------------------------------------------------------------------------
$1,756,336   $336,890   $1,150,605   $ (65,428)       $76,110    $  (16,810)    $  873,497      $  4,764
=============================================================================================================

     WORLDWIDE GROWTH
       SUB-ACCOUNT
---------------------------
 YEAR ENDED  PERIOD ENDED**
 DEC. 31/98     DEC. 31/97
---------------------------
$    5,574    $   2,704
---------------------------
   884,820      40,572
   870,108      38,790
---------------------------
    14,712       1,782
---------------------------
    (4,391)          -
    14,109      (4,391)
---------------------------
    18,500      (4,391)
---------------------------
    33,212      (2,609)
---------------------------
$   38,786    $     95
===========================

                            Separate Account Three of
               The Manufacturers Life Insurance Company of America

                      Statements of Operations (continued)

                                                     GLOBAL                                                             VALUE
                                               EQUITY SUB-ACCOUNT                GROWTH SUB-ACCOUNT                  SUB-ACCOUNT
                                          ------------------------------------------------------------------------------------------
                                             YEAR ENDED   PERIOD ENDED**   YEAR ENDED   PERIOD ENDED** YEAR ENDED    PERIOD ENDED**
                                             DEC. 31/98     DEC. 31/97     DEC. 31/98     DEC. 31/97   DEC. 31/98      DEC. 31/97
                                          ------------------------------------------------------------------------------------------
Net investment income:
   Dividend income                         $    167,578    $    --      $     95,683    $    --      $  117,791     $  33,133
                                           ----------------------------------------------------------------------------------
Realized and unrealized gain (loss) on
investments:
   Realized and unrealized gain (loss)
   from security transactions:
       Proceeds from sales                   14,996,508        6,150       1,586,113        9,760       539,843        28,449
       Cost of securities sold               15,031,676        5,777       1,462,588        8,653       517,327        25,668
                                           ----------------------------------------------------------------------------------
   Net realized gain (loss)                     (35,168)         373         123,525        1,107        22,516         2,781
                                           ----------------------------------------------------------------------------------
   Unrealized appreciation
   (depreciation) of investments:
       Beginning of year                         32,115         --            15,489         --         (20,774)         --
       End of year                              246,571       32,115         482,024       15,489      (250,247)      (20,774)
                                           ----------------------------------------------------------------------------------
   Net unrealized appreciation
     (depreciation) during the year             214,456       32,115         466,535       15,489      (229,473)      (20,774)
                                           ----------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
on investments                                  179,288       32,488         590,060       16,596      (206,957)      (17,993)
                                           ----------------------------------------------------------------------------------
Net increase (decrease) in net assets
derived from operations                    $    346,866    $  32,488    $    685,743    $  16,596    $  (89,166)    $  15,140
                                           ==================================================================================

* Reflects the period from commencement of operations February 14, 1996 through December 31, 1996

** Reflects the period from commencement of operations May 1, 1997 through December 31, 1997

*** Reflects the period from commencement of operations May 1, 1998 through December 31, 1998

See accompanying notes.

     INTERNATIONAL GROWTH AND                                                                     GLOBAL
             INCOME                     HIGH YIELD                STRATEGIC BOND              GOVERNMENT BOND
          SUB-ACCOUNT                  SUB-ACCOUNT                 SUB-ACCOUNT                  SUB-ACCOUNT
 -------------------------------------------------------------------------------------------------------------------
  YEAR ENDED   PERIOD ENDED**   YEAR ENDED  PERIOD ENDED**  YEAR ENDED  PERIOD ENDED**   YEAR ENDED  PERIOD ENDED**
  DEC. 31/98     DEC. 31/97     DEC. 31/98    DEC. 31/97    DEC. 31/98    DEC. 31/97     DEC. 31/98    DEC. 31/97
 -------------------------------------------------------------------------------------------------------------------
 $   51,082      $       -      $  151,912    $  39,931       $ 86,088    $       -       $  27,334    $       -
 -------------------------------------------------------------------------------------------------------------------
  7,091,488         18,809       2,330,540      347,712        556,779       18,384         370,605        3,662
  7,095,830         18,622       2,338,454      339,830        574,721       17,681         378,835        3,587
 -------------------------------------------------------------------------------------------------------------------
     (4,342)           187          (7,914)       7,882        (17,942)         703          (8,230)          75
 -------------------------------------------------------------------------------------------------------------------
    (39,257)             -         (13,453)           -         10,709            -           3,801            -
     47,306        (39,257)       (109,324)     (13,453)       (59,931)      10,709           6,299        3,801
 -------------------------------------------------------------------------------------------------------------------
     86,563        (39,257)        (95,871)     (13,453)       (70,640)      10,709           2,498        3,801
 -------------------------------------------------------------------------------------------------------------------
     82,221        (39,070)       (103,785)      (5,571)       (88,582)      11,412          (5,732)       3,876
 -------------------------------------------------------------------------------------------------------------------
   $133,303      $ (39,070)     $   48,127    $  34,360       $ (2,494)   $  11,412       $  21,602    $   3,876
 ===================================================================================================================

         INVESTMENT
        QUALITY BOND
         SUB-ACCOUNT
------------------------------
  YEAR ENDED  PERIOD ENDED**
  DEC. 31/98    DEC. 31/97
------------------------------
   $ 20,278     $       -
------------------------------
    134,493         4,700
    127,939         4,564
------------------------------
      6,554           136
------------------------------
      6,089             -
     33,941         6,089
------------------------------
     27,852         6,089
------------------------------
     34,406         6,225
------------------------------
   $ 54,684     $   6,225
==============================

                            Separate Account Three of
               The Manufacturers Life Insurance Company of America

                      Statements of Operations (continued)

                                                         LIFESTYLE                                               LIFESTYLE
                                                      AGGRESSIVE 1000               LIFESTYLE                   BALANCED 640
                                                        SUB-ACCOUNT           GROWTH 820 SUB-ACCOUNT            SUB-ACCOUNT
                                                 -----------------------------------------------------------------------------------
                                                 YEAR ENDED  PERIOD ENDED**  YEAR ENDED  PERIOD ENDED**  YEAR ENDED   PERIOD ENDED**
                                                 DEC. 31/98    DEC. 31/97    DEC. 31/98    DEC. 31/97    DEC. 31/98     DEC. 31/97
                                                 -----------------------------------------------------------------------------------
Net investment income:                           $ 168,006     $   4,916     $ 629,682     $  36,584     $ 189,230     $  16,038
                                                 -------------------------------------------------------------------------------
   Dividend income

Realized and unrealized gain (loss) on
investments:
   Realized and unrealized gain (loss)
   from security transactions:                     787,348        18,722       634,837        53,801       896,183       152,797
       Proceeds from sales                         797,310        17,881       654,079        50,741       898,112       147,960
                                                 -------------------------------------------------------------------------------
       Cost of securities sold                      (9,962)          841       (19,242)        3,060        (1,929)        4,837
                                                 -------------------------------------------------------------------------------
   Net realized gain (loss)

   Unrealized appreciation (depreciation)
   of investments:
       Beginning of year                           (11,048)         --         (24,738)         --          43,780          --

       End of year                                 (67,117)      (11,049)       90,282       (24,740)       81,488        43,781
                                                 -------------------------------------------------------------------------------
   Net unrealized appreciation
   (depreciation) during the year                  (56,069)      (11,049)      115,020       (24,740)       37,708        43,781
                                                 -------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on
   investments                                     (66,031)      (10,208)       95,778       (21,680)       35,779        48,618
                                                 -------------------------------------------------------------------------------
   Net increase (decrease) in net assets
   derived from operations                       $ 101,975     $  (5,292)    $ 725,460     $  14,904     $ 225,009     $  64,656
                                                 ===============================================================================

* Reflects the period from commencement of operations February 14, 1996 through December 31, 1996

** Reflects the period from commencement of operations May 1, 1997 through December 31, 1997

*** Reflects the period from commencement of operations May 1, 1998 through December 31, 1998


See accompanying notes.

           LIFESTYLE                      LIFESTYLE              SMALL COMPANY
         MODERATE 460                  CONSERVATIVE 280           VALUE TRUST
          SUB-ACCOUNT                    SUB-ACCOUNT              SUB-ACCOUNT                     TOTAL
----------------------------------------------------------------------------------------------------------------------------
  YEAR ENDED   PERIOD ENDED**     YEAR ENDED  PERIOD ENDED**    PERIOD ENDED***   YEAR ENDED    YEAR ENDED      YEAR ENDED
  DEC. 31/98     DEC. 31/97       DEC. 31/98    DEC. 31/97        DEC. 31/98      DEC. 31/98    DEC. 31/97      DEC. 31/96
----------------------------------------------------------------------------------------------------------------------------
  $  20,025     $     842         $     552    $         9       $         -     $ 28,132,536  $ 8,330,428     $ 22,590,083
----------------------------------------------------------------------------------------------------------------------------
    195,747         2,366            64,048            173            20,186       138,107,190  49,351,462      28,281,133
    204,400         2,372            62,423            172            23,678       134,346,562  45,853,994      26,801,043
----------------------------------------------------------------------------------------------------------------------------
     (8,653)           (6)            1,625              1            (3,492)        3,760,628   3,497,468       1,480,090
----------------------------------------------------------------------------------------------------------------------------
          4             -                29              -                 -        33,986,145   3,720,050      11,108,413
     19,896             3             5,724             29            10,664        45,119,935  33,986,146       3,720,050
----------------------------------------------------------------------------------------------------------------------------
     19,892             3             5,695             29            10,664        11,133,790  30,266,096      (7,388,363)
----------------------------------------------------------------------------------------------------------------------------
     11,239            (3)            7,320             30             7,172        14,894,418  33,763,564      (5,908,273)
----------------------------------------------------------------------------------------------------------------------------
  $  31,264     $     839         $   7,872    $        39       $     7,172     $ 43,026,954  $ 42,093,992    $ 16,681,810
============================================================================================================================

                            Separate Account Three of
               The Manufacturers Life Insurance Company of America

                       Statements of Changes in Net Assets


                                                    EMERGING GROWTH                               QUANTITATIVE EQUITY
                                                      SUB-ACCOUNT                                     SUB-ACCOUNT
                                      --------------------------------------------------------------------------------------------
                                        YEAR ENDED     YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                        DEC. 31/98     DEC. 31/97      DEC. 31/96      DEC. 31/98      DEC. 31/97      DEC. 31/96
                                      --------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income                 $    995,471    $       --      $  7,702,014    $  5,169,494    $       --      $  4,240,752
Net realized gain (loss)                 1,245,244       1,198,803         569,439       1,617,119         973,358         246,141
Net unrealized appreciation
   (depreciation) of investments
   during the period                    (2,091,940)      8,384,375      (6,435,411)      3,915,612       7,935,295        (760,981)
                                      --------------------------------------------------------------------------------------------
Net increase (decrease) in net
assets derived from operations             148,775       9,583,178       1,836,042      10,702,225       8,908,653       3,725,912
                                      --------------------------------------------------------------------------------------------

FROM CAPITAL TRANSACTIONS Additions
(deductions) from:
   Transfer of net premiums             12,733,443      16,038,468      22,504,630       7,242,095       7,834,132       9,633,477
   Transfer on death                          --              --              --              --              --              --
   Transfer on terminations             (6,445,689)     (6,450,838)     (4,593,540)     (3,997,775)     (4,132,053)     (2,214,864)
   Transfer on policy loans               (218,046)       (358,214)       (610,713)       (273,706)       (432,977)       (113,064)
   Net interfund transfers              (5,805,034)     (6,440,946)        (11,484)     (1,628,360)        (60,101)      1,337,385
                                      --------------------------------------------------------------------------------------------
                                           264,674       2,788,470      17,288,893       1,342,254       3,209,001       8,642,934
                                      --------------------------------------------------------------------------------------------
Net increase (decrease) in net assets      413,449      12,371,648      19,124,935      12,044,479      12,117,654      12,368,846

NET ASSETS
Beginning of year                       66,343,106      53,971,458      34,846,523      40,149,248      28,031,594      15,662,748
                                      --------------------------------------------------------------------------------------------
End of year                           $ 66,756,555    $ 66,343,106    $ 53,971,458    $ 52,193,727    $ 40,149,248    $ 28,031,594
                                      ============================================================================================

* Reflects the period from commencement of operations February 14, 1996 through December 31, 1996

** Reflects the period from commencement of operations May 1, 1997 through December 31, 1997

*** Reflects the period from commencement of operations May 1, 1998 through December 31, 1998

See accompanying notes.

                                                                                                    CAPITAL GROWTH
              REAL ESTATE SECURITIES                           BALANCED                                   BOND
                   SUB-ACCOUNT                               SUB-ACCOUNT                              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
   YEAR ENDED      YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
   DEC. 31/98      DEC. 31/97    DEC. 31/96    DEC. 31/98    DEC. 31/97    DEC. 31/96    DEC. 31/98    DEC. 31/97    DEC. 31/96
--------------------------------------------------------------------------------------------------------------------------------
$   3,092,425     $         -   $ 2,776,056   $ 5,710,136   $         -   $ 4,478,042   $ 1,051,960   $         -   $   864,430
      381,699         236,228        28,370       686,522       619,554       162,529       351,921         9,280       (70,812)
   (7,717,257)      3,664,346     1,407,029      (293,599)    5,668,002    (1,735,335)      110,113     1,422,776      (376,969)
--------------------------------------------------------------------------------------------------------------------------------
   (4,243,133)      3,900,574     4,211,455     6,103,059     6,287,556     2,905,236     1,513,994     1,432,056       416,649
--------------------------------------------------------------------------------------------------------------------------------
    5,859,264       5,723,061     4,465,307     7,177,808     8,963,510    10,619,657     3,364,775     4,146,312     4,480,626
            -               -             -             -       (44,313)            -             -             -             -
   (2,117,340)     (2,219,786)   (1,347,117)   (4,188,769)   (3,729,355)   (2,563,981)   (1,655,470)   (1,575,696)   (1,205,581)
      (77,402)       (369,877)      (65,858)     (150,786)     (417,435)     (355,780)      (32,638)     (105,540)      (27,779)
   (2,327,888)      1,279,970       467,823      (534,390)   (2,581,258)     (394,561)     (584,488)      (81,587)      685,493
--------------------------------------------------------------------------------------------------------------------------------
    1,336,634       4,413,368     3,520,155     2,303,863     2,191,149     7,305,335     1,092,179     2,383,489     3,932,759
--------------------------------------------------------------------------------------------------------------------------------
   (2,906,499)      8,313,942     7,731,610     8,406,922     8,478,705    10,210,571     2,606,173     3,815,545     4,349,408
   25,603,002      17,289,060     9,557,450    41,823,014    33,344,309    23,133,738    18,639,105    14,823,560    10,474,152
--------------------------------------------------------------------------------------------------------------------------------
$  22,696,503     $25,603,002   $17,289,060   $50,229,936   $41,823,014   $33,344,309   $21,245,278   $18,639,105   $14,823,560
================================================================================================================================

                            Separate Account Three of
               The Manufacturers Life Insurance Company of America

                 Statements of Changes in Net Assets (continued)


                                                      MONEY MARKET                                INTERNATIONAL STOCK
                                                      SUB-ACCOUNT                                      SUB-ACCOUNT
                                      --------------------------------------------------------------------------------------------
                                       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED       YEAR ENDED      YEAR ENDED
                                       DEC. 31/98      DEC. 31/97      DEC. 31/96      DEC. 31/98       DEC. 31/97      DEC. 31/96
                                      --------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income                 $  1,481,440    $  1,159,280    $  1,505,315    $    313,529    $    209,753    $    248,736
Net realized gain (loss)                      --          (914,698)        408,810         674,744         123,497          38,857
Net unrealized appreciation
   (depreciation) of investments
   during the period                          --           914,725      (1,148,444)      1,511,476        (318,754)        350,788
                                      --------------------------------------------------------------------------------------------
Net increase (decrease) in net
assets derived from operations           1,481,440       1,159,307         765,681       2,499,749          14,496         638,381
                                      --------------------------------------------------------------------------------------------

FROM CAPITAL TRANSACTIONS Additions
(deductions) from:
   Transfer of net premiums             22,297,227      33,859,872      23,926,029       4,538,425       5,795,630       4,320,339
   Transfer on death                          --              --              --              --              --              --
   Transfer on terminations             (3,358,411)     (2,797,321)     (2,399,186)     (1,187,826)     (1,224,478)       (555,702)
   Transfer on policy loans               (384,658)       (282,014)        (34,484)        (59,954)       (106,208)        (31,389)
   Net interfund transfers             (17,755,116)    (20,937,650)    (16,858,040)       (574,437)      1,344,064       2,632,184
                                      --------------------------------------------------------------------------------------------
                                           799,042       9,842,887       4,634,319       2,716,208       5,809,008       6,365,432
                                      --------------------------------------------------------------------------------------------
Net increase (decrease) in net assets    2,280,482      11,002,194       5,400,000       5,215,957       5,823,504       7,003,813
                                      --------------------------------------------------------------------------------------------
NET ASSETS
Beginning of year                       29,427,581      18,425,387      13,025,387      15,361,685       9,538,181       2,534,368
                                      --------------------------------------------------------------------------------------------
End of year                           $ 31,708,063    $ 29,427,581    $ 18,425,387    $ 20,577,642    $ 15,361,685    $  9,538,181
                                      ============================================================================================

* Reflects the period from commencement of operations February 14, 1996 through December 31, 1996

** Reflects the period from commencement of operations May 1, 1997 through December 31, 1997

*** Reflects the period from commencement of operations May 1, 1998 through December 31, 1998

See accompanying notes.

PACIFIC RIM EMERGING MARKETS SUB-ACCOUNT         EQUITY INDEX SUB-ACCOUNT                     EQUITY SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
 YEAR ENDED     YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED  PERIOD ENDED*     YEAR ENDED   YEAR ENDED   PERIOD ENDED*
 DEC. 31/98     DEC. 31/97    DEC. 31/96   DEC. 31/98   DEC. 31/97    DEC. 31/96      DEC. 31/98   DEC. 31/97    DEC. 31/96
-------------------------------------------------------------------------------------------------------------------------------
$         -    $    12,667   $   239,201  $ 1,392,501  $ 2,468,634  $   449,782      $ 3,871,537  $ 2,150,334  $    26,181
 (2,620,543)       (15,619)       69,350      603,079      453,450       16,420         (152,838)       1,786       (2,175)
  2,542,198     (2,188,130)      (21,043)   5,782,122      534,946      (46,898)      (1,767,849)     241,741      495,686
-------------------------------------------------------------------------------------------------------------------------------
    (78,345)    (2,191,082)      287,508    7,777,702    3,457,030      419,304        1,950,850    2,393,861      519,692
-------------------------------------------------------------------------------------------------------------------------------
  1,563,148      2,059,145     2,541,885   12,850,700    7,852,789    5,327,031        5,682,311    7,868,634    4,931,946
          -              -             -            -            -            -                -            -            -
   (436,588)      (620,211)     (354,050)  (2,024,088)    (781,683)    (136,828)      (1,536,387)  (1,054,893)    (260,549)
    (15,173)       (58,638)      (25,816)    (475,140)    (721,710)           -          (34,034)     (45,576)     (65,890)
    229,348       (630,778)    1,682,204    6,006,985    3,377,661      876,961           19,738      778,412    3,345,171
-------------------------------------------------------------------------------------------------------------------------------
  1,340,735        749,518     3,844,223   16,358,457    9,727,057    6,067,164        4,131,628    7,546,577    7,950,678
-------------------------------------------------------------------------------------------------------------------------------
  1,262,390     (1,441,564)    4,131,731   24,136,159   13,184,087    6,486,468        6,082,478    9,940,438    8,470,370
  4,357,924      5,799,488     1,667,757   19,670,555    6,486,468            -       18,410,808    8,470,370            -
-------------------------------------------------------------------------------------------------------------------------------
$ 5,620,314    $ 4,357,924   $ 5,799,488  $43,806,714  $19,670,555  $ 6,486,468      $24,493,286  $18,410,808  $ 8,470,370
===============================================================================================================================

                            Separate Account Three of
               The Manufacturers Life Insurance Company of America

                 Statements of Changes in Net Assets (continued)

                                                         VALUE EQUITY                                GROWTH AND INCOME
                                                         SUB-ACCOUNT                                    SUB-ACCOUNT
                                        --------------------------------------------------------------------------------------------
                                          YEAR ENDED      YEAR ENDED    PERIOD ENDED*     YEAR ENDED      YEAR ENDED   PERIOD ENDED*
                                          DEC. 31/98      DEC. 31/97      DEC. 31/96      DEC. 31/98      DEC. 31/97     DEC. 31/96
                                        --------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income                   $    976,745    $  1,127,557    $      8,790    $  1,500,080    $    556,761    $     1,952
Net realized gain (loss)                     287,480         180,373          21,325         800,716         586,565          5,162
Net unrealized appreciation
   (depreciation) of investments
   during the period                         218,367       1,549,982         364,883       3,851,331       2,105,562        405,558
                                        -------------------------------------------------------------------------------------------
Net increase (decrease) in net
assets derived from operations             1,482,592       2,857,912         394,998       6,152,127       3,248,888        412,672
                                        -------------------------------------------------------------------------------------------

FROM CAPITAL TRANSACTIONS Additions
(deductions) from:
   Transfer of net premiums                3,243,426       4,090,507       3,266,118       6,862,398       7,079,242      2,527,210
   Transfer on death                            --              --              --              --              --             --
   Transfer on terminations               (1,437,923)       (793,110)       (147,201)     (1,576,405)       (910,308)       (98,012)
   Transfer on policy loans                  (98,668)        (69,774)        (36,263)        (46,701)        (76,204)       (13,676)
   Net interfund transfers                   563,898       3,108,426       2,150,892       2,330,998       4,479,340      2,756,146
                                        -------------------------------------------------------------------------------------------
                                           2,270,733       6,336,049       5,233,546       7,570,290      10,572,070      5,171,668
                                        -------------------------------------------------------------------------------------------
Net increase (decrease) in net assets      3,753,325       9,193,961       5,628,544      13,722,417      13,820,958      5,584,340

NET ASSETS
Beginning of year                         14,822,505       5,628,544            --        19,405,298       5,584,340           --
                                        -------------------------------------------------------------------------------------------
End of year                             $ 18,575,830    $ 14,822,505    $  5,628,544    $ 33,127,715    $ 19,405,298    $ 5,584,340
                                        ===========================================================================================

* Reflects the period from commencement of operations February 14, 1996 through December 31, 1996

** Reflects the period from commencement of operations May 1, 1997 through December 31, 1997

*** Reflects the period from commencement of operations May 1, 1998 through December 31, 1998

See accompanying notes.

              U.S. GOVERNMENT                           CONSERVATIVE ASSET                           MODERATE ASSET
                SECURITIES                                  ALLOCATION                                 ALLOCATION
                SUB-ACCOUNT                                SUB-ACCOUNT                                SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
  YEAR ENDED    YEAR ENDED  PERIOD ENDED*    YEAR ENDED   YEAR ENDED  PERIOD ENDED*     YEAR ENDED    YEAR ENDED   PERIOD ENDED*
  DEC. 31/98    DEC. 31/97    DEC. 31/96     DEC. 31/98   DEC. 31/97    DEC. 31/96      DEC. 31/98    DEC. 31/97     DEC. 31/96
----------------------------------------------------------------------------------------------------------------------------------
$   109,401    $   123,037  $    26,995     $    72,830  $    42,335   $     8,660     $   247,923  $    83,798    $   2,105
     31,818         (1,538)      (8,854)          4,682        7,770        (1,064)         10,961        5,558         (185)
     39,816         28,149       38,928           7,436       10,974         6,566          81,935       77,202       23,967
----------------------------------------------------------------------------------------------------------------------------------
    181,035        149,648       57,069          84,948       61,079        14,162         340,819      166,558       25,887
----------------------------------------------------------------------------------------------------------------------------------
    664,545        745,345      757,201         176,976      334,314       143,807         895,345      692,412      348,167
          -              -            -               -            -             -               -            -            -
   (154,411)      (221,531)     (35,748)        (52,005)     (34,376)      (33,413)       (208,435)    (104,738)     (25,611)
    (32,573)       (50,875)     (30,576)              -            -             -          (7,332)        (346)           -
    423,298        (76,765)     929,361          46,253      (37,686)      246,043         230,395      588,790      183,575
----------------------------------------------------------------------------------------------------------------------------------
    900,859        396,174    1,620,238         171,224      262,252       356,437         909,973    1,176,118      506,131
----------------------------------------------------------------------------------------------------------------------------------
  1,081,894        545,822    1,677,307         256,172      323,331       370,599       1,250,792    1,342,676      532,018
  2,223,129      1,677,307            -         693,930      370,599             -       1,874,694      532,018            -
----------------------------------------------------------------------------------------------------------------------------------
$ 3,305,023    $ 2,223,129  $ 1,677,307     $   950,102  $   693,930   $   370,599     $ 3,125,486  $ 1,874,694    $ 532,018
==================================================================================================================================

                            Separate Account Three of
               The Manufacturers Life Insurance Company of America

                 Statements of Changes in Net Assets (continued)

                                            AGGRESSIVE ASSET ALLOCATION         INTERNATIONAL SMALL CAP       BLUE CHIP GROWTH
                                                     SUB-ACCOUNT                       SUB-ACCOUNT                SUB-ACCOUNT
                                        --------------------------------------------------------------------------------------------
                                         YEAR ENDED   YEAR ENDED   PERIOD ENDED*   YEAR ENDED  YEAR ENDED   YEAR ENDED    YEAR ENDED
                                         DEC. 31/98   DEC. 31/97    DEC. 31/96     DEC. 31/98  DEC. 31/97   DEC. 31/98    DEC. 31/97
                                        --------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income                   $  312,103   $   140,784   $  11,072    $     5,687   $       212  $    98,459   $  104,304
Net realized gain (loss)                    29,565        22,261      (3,223)       (30,291)        3,009      137,311       (6,796)
Net unrealized appreciation
   (depreciation) of investments
   during the period                       179,177       121,408      43,313        240,125       (39,080)   1,520,566      239,382
                                        -------------------------------------------------------------------------------------------
Net increase (decrease) in net
   assets derived from operations          520,845       284,453      51,162        215,521       (35,859)   1,756,336      336,890
                                        -------------------------------------------------------------------------------------------
FROM CAPITAL TRANSACTIONS Additions
(deductions) from:
   Transfer of net premiums                953,535     1,008,793     387,073        923,655       609,617    3,950,204    1,748,929
   Transfer on death                          --            --          --             --            --           --           --
   Transfer on terminations               (257,332)     (143,026)    (58,999)       (94,819)      (48,039)    (422,824)    (152,046)
   Transfer on policy loans                 (9,000)       (2,986)       --          (11,877)       (2,873)     (27,578)      (5,593)
   Net interfund transfers                 193,464       263,513     434,224        258,711       879,398    1,683,424    1,850,202
                                        -------------------------------------------------------------------------------------------
                                           880,667     1,126,294     762,298      1,075,670     1,438,103    5,183,226    3,441,492
                                        -------------------------------------------------------------------------------------------
Net increase (decrease) in net assets    1,401,512     1,410,747     813,460      1,291,191     1,402,244    6,939,562    3,778,382

NET ASSETS
Beginning of year                        2,224,207       813,460        --        1,402,244          --      3,778,382         --
                                        -------------------------------------------------------------------------------------------
End of year                             $3,625,719   $ 2,224,207   $ 813,460    $ 2,693,435   $ 1,402,244  $10,717,944   $3,778,382
                                        ===========================================================================================

* Reflects the period from commencement of operations February 14, 1996 through December 31, 1996

** Reflects the period from commencement of operations May 1, 1997 through December 31, 1997

*** Reflects the period from commencement of operations May 1, 1998 through December 31, 1998

See accompanying notes.

       SCIENCE & TECHNOLOGY            PILGRAM BAXTER GROWTH                                              WORLDWIDE GROWTH
           SUB-ACCOUNT                      SUB-ACCOUNT              SMALL/MID CAP SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
   YEAR ENDED     PERIOD ENDED**    YEAR ENDED    PERIOD ENDED**    YEAR ENDED    PERIOD ENDED**    YEAR ENDED    PERIOD ENDED**
   DEC. 31/98      DEC. 31/97       DEC. 31/98      DEC. 31/97      DEC. 31/98      DEC. 31/97      DEC. 31/98     DEC. 31/97
----------------------------------------------------------------------------------------------------------------------------------
$         -      $    16,815      $         -     $           -   $         -     $           -   $     5,574    $       2,704
   (371,868)         (19,778)         (17,790)            1,700        39,039             8,946        14,712            1,782
  1,522,473          (62,465)          93,900           (18,510)      834,458            (4,182)       18,500           (4,391)
----------------------------------------------------------------------------------------------------------------------------------
  1,150,605          (65,428)          76,110           (16,810)      873,497             4,764        38,786               95
----------------------------------------------------------------------------------------------------------------------------------
  1,150,664          361,963          515,555           141,492     1,769,196           757,544       396,653          143,932
          -                -                -                 -             -                 -             -                -
    (90,696)         (21,603)         (58,953)           (7,886)     (173,727)          (32,683)      (41,648)          (4,603)
    (13,553)            (904)         (11,158)                -        (9,934)             (269)       (6,172)          (1,290)
  1,674,262          791,001          520,806           444,653     1,932,598           742,521       377,034          177,277
----------------------------------------------------------------------------------------------------------------------------------
  2,720,677        1,130,457          966,250           578,259     3,518,133         1,467,113       725,867          315,316
----------------------------------------------------------------------------------------------------------------------------------
  3,871,282        1,065,029        1,042,360           561,449     4,391,630         1,471,877       764,653          315,411

  1,065,029                -          561,449                 -     1,471,877                 -       315,411                -
----------------------------------------------------------------------------------------------------------------------------------
$ 4,936,311      $ 1,065,029      $ 1,603,809      $    561,449   $ 5,863,507     $   1,471,877   $ 1,080,064    $     315,411
==================================================================================================================================

                           Separate Account Three of
              The Manufacturers Life Insurance Company of America

                Statements of Changes in Net Assets (continued)


                                         GLOBAL EQUITY SUB-ACCOUNT       GROWTH SUB-ACCOUNT                  VALUE SUB-ACCOUNT
                                     -----------------------------------------------------------------------------------------------
                                     YEAR ENDED     PERIOD ENDED**    YEAR ENDED     PERIOD ENDED**    YEAR ENDED     PERIOD ENDED**
                                     DEC. 31/98      DEC. 31/97       DEC. 31/98       DEC. 31/97      DEC. 31/98       DEC. 31/97
                                     -----------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income                $  167,578     $       --        $   95,683     $       --        $  117,791     $   33,133
Net realized gain (loss)                (35,168)           373           123,525          1,107            22,516          2,781
Net unrealized appreciation
  (depreciation) of investments
  during the period                     214,456         32,115           466,535         15,489          (229,473)       (20,774)
                                     -----------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets derived from operations        346,866         32,488           685,743         16,596           (89,166)        15,140
                                     -----------------------------------------------------------------------------------------------

FROM CAPITAL TRANSACTIONS
Additions (deductions) from:
  Transfer of net premiums            1,830,508        697,468         3,294,658        470,000         1,600,753        346,369
  Transfer on death                          --             --                --             --                --             --
  Transfer on terminations             (146,797)       (22,616)         (107,258)       (29,691)         (117,194)       (21,998)
  Transfer on policy loans               (6,447)          (283)          (38,221)        (2,329)          (12,965)        (1,030)
  Net interfund transfers               750,096        761,527         1,662,737        794,709         1,104,824        742,495
                                     -----------------------------------------------------------------------------------------------
                                      2,427,360      1,436,096         4,811,916      1,232,689         2,575,418      1,065,836
                                     -----------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets                              2,774,226      1,468,584         5,497,659      1,249,285         2,486,252      1,080,976

NET ASSETS
Beginning of year                     1,468,584             --         1,249,285             --         1,080,976             --
                                     -----------------------------------------------------------------------------------------------
End of year                          $4,242,810     $1,468,584        $6,746,944     $1,249,285        $3,567,228     $1,089,976
                                     ===============================================================================================

* Reflects the period from commencement of operations February 14, 1996 through December 31, 1996
** Reflects the period from commencement of operations May 1, 1997 through December 31, 1997
*** Reflects the period from commencement of operations May 1, 1998 through December 31, 1998


See accompanying notes.


 INTERNATIONAL GROWTH AND                                                                    GLOBAL GOVERNMENT BOND
    INCOME SUB-ACCOUNT         HIGH YIELD SUB-ACCOUNT        STRATEGIC BOND SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
YEAR ENDED   PERIOD ENDED**    YEAR ENDED  PERIOD ENDED**    YEAR ENDED  PERIOD ENDED**    YEAR ENDED   PERIOD ENDED**
DEC. 31/98     DEC. 31/97        DEC. 31/98  DEC. 31/97       DEC. 31/98   DEC. 31/97      DEC. 31/98     DEC. 31/97
----------------------------------------------------------------------------------------------------------------------

$   51,082   $      --        $  151,912   $   39,931       $   86,088    $      --        $  27,334     $      --
    (4,342)        187            (7,914)       7,882          (17,942)         703           (8,230)           75

    86,563     (39,257)          (98,871)     (13,453)         (70,640)      10,709            2,498         3,801
----------------------------------------------------------------------------------------------------------------------
   133,303     (39,070)           48,127       34,360           (2,494)      11,412           21,602         3,876
----------------------------------------------------------------------------------------------------------------------

   515,640     744,217           943,552      276,881        1,272,907      273,501          143,923        58,746
        --          --                --           --               --           --               --            --
   (50,349)     (9,912)         (111,555)     (31,310)        (103,790)     (11,295)         (17,835)       (2,335)
    (2,253)         --            (7,304)      (6,696)         (10,279)        (504)          (6,107)           --
    23,545      90,093           158,145      797,757        1,091,881      380,876          277,425       161,473
----------------------------------------------------------------------------------------------------------------------
   486,583     824,398           982,838    1,036,632        2,250,719      642,578          397,406       217,884
----------------------------------------------------------------------------------------------------------------------
   619,886     785,328         1,030,965    1,070,992        2,248,225      653,990          419,008       221,760

   785,328          --         1,070,992           --          653,990           --          221,760            --
----------------------------------------------------------------------------------------------------------------------
$1,405,214   $ 785,328        $2,101,957   $1,070,992       $2,902,215    $ 653,990        $ 640,768     $ 221,760
======================================================================================================================

                           SEPARATE ACCOUNT THREE OF
              THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                      INVESTMENT QUALITY BOND SUB-   LIFESTYLE AGGRESIVE 1000 SUB-     LIFESTYLE GROWTH 820 SUB-
                                              ACCOUNT                         ACCOUNT                         ACCOUNT
                                      ---------------------------------------------------------------------------------------------
                                      YEAR ENDED     PERIOD ENDED**  YEAR ENDED     PERIOD ENDED**     YEAR ENDED    PERIOD ENDED**
                                      DEC. 31/98     DEC. 31/97      DEC. 31/98       DEC. 31/97       DEC. 31/98      DEC. 31/97
                                      ---------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income                 $   20,278       $     --      $  168,006       $    4,916     $   629,682      $   36,584
Net realized gain (loss)                   6,554            136          (9,962)             841         (19,242)          3,060
Net unrealized appreciation
 (depreciation) of investments
 during the period                        27,852          6,089         (56,069)         (11,049)        115,020         (24,740)
                                      ---------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 derived form operations                  54,684          6,225         101,975           (5,292)        725,460          14,904
                                      ---------------------------------------------------------------------------------------------
FROM CAPITAL TRANSACTIONS
Additions (deductions) from:
 Transfer of net premiums                443,446         75,411       1,299,712          421,769       7,009,770       2,011,046
 Transfer on death                            --             --              --               --              --              --
 Transfer on terminations                (45,715)        (3,321)       (258,375)         (47,502)       (827,050)        (85,509)
 Transfer on policy loans                (46,096)            --         (26,714)          (3,766)       (176,891)           (826)
 Net interfund transfers                 762,855        182,692         316,522        2,063,763       3,867,109       3,319,383
                                      ---------------------------------------------------------------------------------------------
                                       1,114,490        254,782       1,331,145        2,434,264       9,872,938       5,244,094
                                      ---------------------------------------------------------------------------------------------
Net increase (decrease) in
 net assets                            1,169,174        261,007       1,433,120        2,428,972      10,598,398       5,258,998

NET ASSETS
Beginning of year                        261,007             --       2,428,972               --       5,258,998              --
                                      ---------------------------------------------------------------------------------------------
End of year                           $1,430,181       $261,007      $3,862,092       $2,428,972     $15,857,396      $5,258,998
                                      =============================================================================================

* Reflects the period from commencement of operations February 14, 1996 through December 31, 1996
** Reflects the period from commencement of operations May 1, 1997 through December 31, 1997
*** Reflects the period from commencement of operations May 1, 1998 through December 31, 1998

See accompanying notes


   LIFESTYLE BALANCED 640            LIFESTYLE MODERATE 460            LIFESTYLE CONSERVATIVE 280
         SUB-ACCOUNT                      SUB-ACCOUNT                         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
YEAR ENDED       PERIOD ENDED**     YEAR ENDED     PERIOD ENDED**      YEAR ENDED     PERIOD ENDED**
DEC. 31/98         DEC. 31/97       DEC. 31/98      DEC. 31/97         DEC. 31/98       DEC. 31/97
----------------------------------------------------------------------------------------------------
$  189,230       $   16,038         $ 20,025        $    842           $    552          $    9
    (1,929)           4,837           (8,653)             (6)             1,625               1


    37,708           43,781           19,892               3              5,695              29
----------------------------------------------------------------------------------------------------

   225,009           64,656           31,264             839              7,872              39
----------------------------------------------------------------------------------------------------



 2,223,707          568,684          287,313          92,570             35,078             150
        --               --               --              --                 --              --
  (520,437)        (122,871)         (25,583)         (2,513)            (3,934)           (224)
   (28,495)              --               --              --                 --              --
 1,672,788        1,613,028          282,970          11,484             67,660           1,376
----------------------------------------------------------------------------------------------------
 3,347,563        2,058,841          544,700         101,541            98,804            1,302
----------------------------------------------------------------------------------------------------
 3,572,572        2,123,497          575,964         102,380           106,676            1,341

 2,123,497               --          102,380              --             1,341               --
----------------------------------------------------------------------------------------------------
$5,696,069       $2,123,497         $678,344        $102,380          $108,017           $1,341
====================================================================================================

 SMALL COMPANY
  VALUE TRUST
  SUB-ACCOUNT                           TOTAL
----------------------------------------------------------------------
 PERIOD ENDED***     YEAR ENDED      YEAR ENDED             YEAR ENDED
  DEC. 31/98         DEC. 31/98      DEC. 31/97             DEC. 31/96
------------------------------------------------------------------------
  $     --         $ 28,132,536          $  8,330,428      $ 22,590,083
    (3,492)           3,760,628             3,497,468         1,480,090


    10,664           11,133,790            30,266,096        (7,388,363)
-----------------------------------------------------------------------

     7,172           43,026,954            42,093,992        16,681,810
-----------------------------------------------------------------------
   183,290          125,895,605           123,892,455       100,180,503
        --                   --               (44,313)               --
    (6,126)         (33,859,519)          (27,451,360)      (16,030,382)
        --           (2,357,855)           (3,124,737)       (1,411,288)
   182,269             (497,675)              179,113           463,377
-----------------------------------------------------------------------
   359,433           89,180,556            93,451,158        83,202,210
-----------------------------------------------------------------------
   366,605          132,207,510           135,545,150        99,884,020

        --          346,331,293           210,786,143       110,902,123
-----------------------------------------------------------------------
  $366,605         $478,538,803          $346,331,293      $210,786,143
========================================================================

                           Separate Account Three of
              The Manufacturers Life Insurance Company of America

                         Notes to Financial Statements

                               December 31, 1998

1. ORGANIZATION

Separate Account Three of The Manufacturers Life Insurance Company of America (the "Separate Account") is a unit investment trust registered under the Investment Company Act of 1940, as amended. The Separate Account is comprised of investment sub-accounts available for allocation of net premiums under single premium variable life and variable universal life insurance policies (the "Policies") issued by The Manufacturers Life Insurance Company of America ("Manufacturers Life of America"). The Separate Account was established by Manufacturers Life of America, a life insurance company organized in 1983 under Michigan law. Manufacturers Life of America is an indirect, wholly-owned subsidiary of The Manufacturers Life Insurance Company ("Manulife Financial"), a Canadian mutual life insurance company. Each investment sub-account invests solely in shares of a particular Manufacturers Investment Trust. Manufacturers Investment Trust is registered under the Investment Company Act of 1940 as an open-end management investment company.

The Equity Index Fund, Equity, Value Equity, Growth and Income, U.S. Government Securities, Conservative Asset Allocation, Moderate Asset Allocation, and Aggressive Asset Allocation Trusts were added to the Separate Account on February 14, 1996 as investment options for variable universal life policy holders of Manufacturers Life of America.

The International Small Cap and Blue Chip Growth Trusts was added to the Separate Account on January 1, 1997 as investment options for variable universal life policy holders of Manufacturers Life of America. The Science & Technology, Pilgram Baxter Growth, Small/Mid Cap, Worldwide Growth, Global Equity, Growth, Value, International Growth and Income, High Yield, Strategic Bond, Global Government Bond, Investment Quality Bond, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, and Lifestyle Conservative 280 Trusts were added to the Separate Account on May 1, 1997 as investment options for variable universal life policy holders of Manufacturers Life of America. The Small Company Value Trust was added to the Separate Account on May 1, 1998.

                           Separate Account Three of
              The Manufacturers Life Insurance Company of America

                   Notes to Financial Statements (continued)


1. ORGANIZATION (CONTINUED)

Manufacturers Life of America is the legal owner of the Separate Account. Manufacturers Life of America is required to maintain assets in the Separate Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all policies participating in the Separate Account. These assets may not be charged with liabilities which arise from any other business Manufacturers Life of America conducts. However, all obligations under the variable policies are general corporate obligations of Manufacturers Life of America.

Additional assets are held in Manufacturers Life of America's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in preparation of its financial statements:

a. Valuation of Investments -- Investments are made among thirty-six Trusts of Manufacturers Investment Trust and are valued at the reported net asset values of these Trusts. Transactions are recorded on the trade date. Net investment income and net realized gains on investments in Manufacturers Investment Trust are reinvested.

b. Realized gains and losses on the sale of investments are computed on the first-in, first-out basis.

c.   Dividend income is recorded on the ex-dividend date.

d. Federal Income Taxes -- Manufacturers Life of America, the Separate Account's sponsor, is taxed as a "life insurance company" under the Internal Revenue Code. Under these provisions of the Code, the operations of the Separate Account form part of the sponsor's total operations and are not taxed separately.

The current year's operations of the Separate Account are not expected to affect the sponsor's tax liabilities and, accordingly, no charges were made against the Separate Account for federal, state and local taxes. However, in the future, should the sponsor incur significant tax liabilities related to the Separate Account's operations, it intends to make a charge or establish a provision within the Separate Account for such taxes.

                           Separate Account Three of
              The Manufacturers Life Insurance Company of America

                   Notes to Financial Statements (continued)


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. PREMIUM DEDUCTIONS

Manufacturers Life of America deducts certain charges for state, local, and federal taxes from the gross premium before placing the remaining net premiums in the sub-accounts.

4. PURCHASES AND SALES OF MANUFACTURERS INVESTMENT TRUST SHARES

Purchases and sales of the shares of common stock of Manufacturers Investment Trust for the year ended December 31, 1998 were $255,373,727 and $138,107,190, respectively, and for the year ended December 31, 1997 were $152,223,137 and $49,351,462, respectively.

5. RELATED PARTY TRANSACTIONS

ManEquity, Inc., a registered broker-dealer and indirect wholly-owned subsidiary of Manulife Financial, acts as the principal underwriter of the Policies pursuant to a Distribution Agreement with Manufacturers Life of America. Registered representatives of either ManEquity, Inc. or other broker-dealers having distribution agreements with ManEquity, Inc. who are also authorized as variable life insurance agents under applicable state insurance laws, sell the Policies. Registered representatives are compensated on a commission basis.

Manufacturers Life of America has a formal service agreement with its affiliates, Manulife Financial and The Manufacturers Life Insurance Company (U.S.A.), which can be terminated by either party upon two months notice. Under this Agreement, Manufacturers Life of America pays for legal, actuarial, investment and certain other administrative services.

                       CONSOLIDATED FINANCIAL STATEMENTS
                        THE MANUFACTURERS LIFE INSURANCE
                               COMPANY OF AMERICA

                  YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
                       WITH REPORT OF INDEPENDENT AUDITORS

                                    CONTENTS



Report of Independent Auditors......................................
Audited Consolidated Financial Statements...........................
     Consolidated Balance Sheets....................................
     Consolidated Statements of Income..............................
     Consolidated Statements of Changes in Capital And Surplus......
     Consolidated Statements of Cash Flows..........................
Notes to Consolidated Financial Statements..........................

                         REPORT OF INDEPENDENT AUDITORS


The Board of Directors
The Manufacturers Life Insurance Company of America


We have audited the accompanying consolidated balance sheets of The Manufacturers Life Insurance Company of America as of December 31, 1998 and 1997, and the related consolidated statements of income, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Manufacturers Life Insurance Company of America at December 31, 1998 and 1997, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 1998 in conformity with generally accepted accounting principles.



Philadelphia, Pennsylvania
March 15, 1999                                                 Ernst & Young LLP

THE MANUFACTURERS LIFE INSURANCE COMPANY OF
AMERICA

CONSOLIDATED BALANCE SHEETS

   As at December 31 ($  thousands)
ASSETS                                                                                     1998                     1997
INVESTMENTS:
Securities available-for-sale, at fair value: (note 3)
   Fixed maturity (amortized cost: 1998 $45,248; 1997 $66,565)                        $   49,254               $   67,893
   Equity (cost: 1998 $ 19,219;  1997 $20,153)                                            20,524                   19,460
Short-term investments                                                                       459                    2,130
Policy loans                                                                              19,320                   14,673
TOTAL INVESTMENTS                                                                     $   89,557               $  104,156
Cash and cash equivalents                                                             $   23,789               $   19,882
Deferred acquisition costs (note 5)                                                      163,506                  130,355
Income taxes recoverable                                                                   2,665                    5,679
Other assets                                                                               9,062                    9,495
Separate account assets                                                                1,075,231                  897,044
-------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                          $1,363,810               $1,166,611
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES, CAPITAL AND SURPLUS                                                           1998                 1997
-------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Policyholder liabilities and accruals                                                 $   60,830               $   94,477
Notes payable (note 7)                                                                         -                   41,500
Due to affiliates                                                                          5,133                   13,943
Deferred income taxes (note 6)                                                               763                    1,174
Other liabilities                                                                         18,656                   11,704
Separate account liabilities                                                           1,075,231                  897,044
TOTAL LIABILITIES                                                                     $1,160,613               $1,059,842
-------------------------------------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS:
Common shares (note 8)                                                                $    4,502               $    4,502
Preferred shares (note 8)                                                                 10,500                   10,500
Contributed surplus                                                                      193,096                   98,569
Retained earnings (deficit)                                                               (2,664)                  (1,910)
Accumulated other comprehensive income (loss)                                             (2,237)                  (4,892)
TOTAL CAPITAL AND SURPLUS                                                             $  203,197               $  106,769
TOTAL LIABILITIES, CAPITAL AND SURPLUS                                                $1,363,810               $1,166,611
-------------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these consolidated financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF
AMERICA
Consolidated Statements of Income

FOR THE YEARS ENDED DECEMBER 31
($ thousands)                                                                     1998          1997          1996
--------------------------------------------------------------------------------------------------------------------
REVENUE:
     Premiums                                                                    $9,290         $8,607       $12,898
     Consideration paid on reinsurance terminated (note 10)                     (40,975)              -             -
     Fee income                                                                  54,547         38,682        40,434
     Net investment income (note 3)                                               6,128          8,275        19,651
     Realized investment gains (losses)                                            (206)            118         (119)
     Other                                                                        1,082            544           668
--------------------------------------------------------------------------------------------------------------------
TOTAL REVENUE                                                                   $29,866        $56,226       $73,532
--------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
     Policyholder benefits and claims                                           $16,541         $6,733       $14,473
     Reduction of reserves on reinsurance terminated (note 10)                  (40,975)              -             -
     Operating costs and expenses                                                41,676         41,742        34,581
     Commissions                                                                  2,561          2,838        10,431
     Amortization of deferred acquisition costs (note 5)                          9,266          4,860        13,240
     Interest expense                                                             1,722          2,750        12,251
     Policyholder dividends                                                         221          1,416           872
--------------------------------------------------------------------------------------------------------------------
TOTAL BENEFITS AND EXPENSES                                                      31,012         60,339        85,848
--------------------------------------------------------------------------------------------------------------------
LOSS BEFORE INCOME TAXES                                                         (1,146)        (4,113)      (12,316)
--------------------------------------------------------------------------------------------------------------------
INCOME TAX BENEFIT (NOTE 6)                                                         392            477         3,909
--------------------------------------------------------------------------------------------------------------------
NET LOSS                                                                        $  (754)       $(3,636)     $ (8,407)
--------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these consolidated financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF
AMERICA

CONSOLIDATED STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS


                                                                                        ACCUMULATED
                                                                          RETAINED         OTHER          TOTAL
  FOR THE YEARS ENDED DECEMBER 31            CAPITAL     CONTRIBUTED      EARNINGS     COMPREHENSIVE   CAPITAL AND
  ($ thousands)                               STOCK        SURPLUS        (DEFICIT)    INCOME (LOSS)     SURPLUS
  -----------------------------------------------------------------------------------------------------------------

  Balance at January 1, 1996                  $15,002       $ 83,569       $10,133       $  1,816       $  110,520
  Issuance of shares                               -          15,000            -              -            15,000
  Comprehensive income (loss) (note 2)             -            -           (8,407)          (483)          (8,890)
  -----------------------------------------------------------------------------------------------------------------
  BALANCE, DECEMBER 31, 1996                  $15,002       $ 98,569       $ 1,726       $  1,333       $  116,630
  Comprehensive income (loss) (note 2)             -            -           (3,636)        (6,225)          (9,861)
  -----------------------------------------------------------------------------------------------------------------
  BALANCE, DECEMBER 31, 1997                  $15,002       $ 98,569       $(1,910)      $ (4,892)      $  106,769
  Capital contribution (note 8)                    -          94,527             -              -           94,527
  Comprehensive income (loss) (note 2)             -               -          (754)         2,655            1,901
  -----------------------------------------------------------------------------------------------------------------
  BALANCE, DECEMBER 31, 1998                  $15,002       $193,096       $(2,664)      $ (2,237)      $  203,197
  -----------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these consolidated financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF
AMERICA

CONSOLIDATED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31
($ thousands)                                                                      1998         1997          1996
-------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES:
Net Loss                                                                       $    (754)   $  (3,636)   $  (8,407)
Adjustments to reconcile net loss to net cash used in operating activities:
     Additions (deductions)  to policy liabilities and accruals                  (36,217)      (2,147)       3,287
     Deferred acquisition costs                                                  (43,065)     (33,544)     (36,024)
     Amortization of deferred acquisition costs                                    9,266        4,860       13,240
     Realized (gains) losses on investments                                          206         (118)         119
     Decreases (increases) to deferred  income taxes                              (1,796)       2,730          777
     Other                                                                         3,067        7,144        6,540
-------------------------------------------------------------------------------------------------------------------
Net cash used in operating activities                                          $ (69,293)   $ (24,711)   $ (20,468)
-------------------------------------------------------------------------------------------------------------------
INVESTING ACTIVITIES:
Fixed maturity securities sold                                                 $  27,852    $  73,772    $ 120,234
Fixed maturity securities purchased                                               (6,429)     (89,763)    (108,401)
Equity securities sold                                                             8,555       10,586       25,505
Equity securities purchased                                                       (8,082)     (11,289)     (22,203)
Mortgage loans repaid                                                               --            514        6,669
Net change in short-term investments                                               1,671        4,558       (2,992)
Net policy loans advanced                                                         (4,647)      (4,851)      (2,867)
Guaranteed annuity contracts                                                        --        171,691      (16,356)
-------------------------------------------------------------------------------------------------------------------
Cash provided by investing activities                                          $  18,920    $ 155,218    $   2,581
-------------------------------------------------------------------------------------------------------------------
FINANCING ACTIVITIES:
Receipts from variable life and annuity policies
     credited to policyholder account balances                                 $   7,981    $   7,582    $   5,493
Withdrawals of policyholder account balances on
     variable life and annuity policies                                           (5,410)      (3,252)      (2,994)
Bonds payable repaid                                                                --       (158,760)        --
Issuance of shares                                                                  --           --         15,000
Issuance of promissory note                                                         --         33,000         --
Capital Contribution                                                              51,709         --           --
-------------------------------------------------------------------------------------------------------------------
Cash provided by (used in) financing activities                                $  54,280    $(121,430)   $  17,499
-------------------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS:
Increase (decrease) during the year                                                3,907        9,077       (3,380)
Balance, beginning of year                                                        19,882       10,805       14,185
-------------------------------------------------------------------------------------------------------------------
BALANCE, END OF YEAR                                                           $  23,789    $  19,882    $  10,805
-------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these consolidated financial statements.

               THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 1998
                            (IN THOUSANDS OF DOLLARS)


1.       ORGANIZATION

         The Manufacturers Life Insurance Company of America (the "Company") is a wholly-owned subsidiary of The Manufacturers Life Insurance Company (U.S.A.) ("ManUSA"), which is in turn an indirectly wholly-owned subsidiary of The Manufacturers Life Insurance Company ("Manulife Financial"), a Canadian-based mutual life insurance company. The Company markets variable annuity and variable life products in the United States and traditional insurance products in Taiwan.

         On December 31, 1996, ManUSA transferred to the Company all of the common and preferred shares of Manulife Holding Corporation ("Holdco"), an investment holding company. The Company then transferred all the common and preferred shares of Manufacturers Adviser Corporation ("MAC") to Holdco for two shares of $1 common stock of Holdco. Holdco has primarily three wholly-owned subsidiaries, ManEquity Inc., a registered broker/dealer, MAC, an investment fund management company, and Manulife Capital Corporation ("MCC"), an investment holding company.

         In October 1997, the Manufacturers Life Mortgage Securities Corporation ("MLMSC"), a subsidiary of Holdco, was absorbed into Holdco subsequent to the maturity and repayment of the mortgage-backed US dollar bonds. All assets and liabilities of MLMSC were transferred to Holdco at their respective book values.

         These transfers have been accounted for using the pooling-of-interests method of accounting. Under this method, the assets, liabilities, capital and surplus, revenues and expenses of each separate entity are combined retroactively at their historical carrying values to form the financial statements of the Company for all periods presented to give effect to the reorganization as if the structure in place at December 31, 1996 had been in place as of the earliest period presented in these consolidated financial statements. The accounts of all subsidiary companies are therefore combined and all significant intercompany balances and transactions are eliminated on combination. In addition, the capital and surplus of the Company has been restated retroactively to reflect the capital structure in place at December 31, 1996.

         The revenues and net income reported by the separate entities and the combined amounts presented in the accompanying consolidated financial statements are as follows:

FOR THE YEAR ENDED DECEMBER 31
($ thousands)                                                       1996
--------------------------------------------------------------------------
Revenue:
  ManAmerica                                                       $54,404
  Holdco                                                            15,543
  MAC                                                                3,585
--------------------------------------------------------------------------
TOTAL REVENUE                                                      $73,532
--------------------------------------------------------------------------
Net Income (loss):
  ManAmerica                                                       $(8,676)
  Holdco                                                              (670)
  MAC                                                                  939
--------------------------------------------------------------------------
TOTAL NET LOSS                                                     $(8,407)
--------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES

      a) BASIS OF PRESENTATION

         The accompanying consolidated financial statements of the Company have been prepared in conformity with generally accepted accounting principles ("GAAP").

         The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

         Certain reclassifications have been made to 1997 and 1996 financial information to conform to the 1998 presentation.

      b) RECENT ACCOUNTING STANDARDS

      i) During 1998, the Company adopted Statement of Financial Accounting Standards (SFAS) No. 130, "Reporting Comprehensive Income". SFAS No. 130 establishes standards for reporting and displaying comprehensive income and its components in a full set of general-purpose annual financial statements. Comprehensive income includes all changes in shareholder's equity during a period except those resulting from investments by and distributions to shareholders. The adoption of SFAS No. 130 resulted in revised and additional disclosures but had no effect on the financial position, results of operations, or liquidity of the Company.

         Total comprehensive income was as follows:

          FOR THE YEARS ENDED DECEMBER 31
          ($ thousands)                                                            1998         1997         1996
          -------------------------------------------------------------------------------------------------------
          NET INCOME (LOSS)                                                    $   (754)   $  (3,636)    $ (8,407)
          -------------------------------------------------------------------------------------------------------
          OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX:
            Unrealized holding gains (losses) arising during the period           2,435       (1,030)        (560)
            Foreign currency translation                                             86       (5,272)           -
             Reclassification adjustment for realized gains (losses)
          included in net
                 income                                                            (134)          77          (77)
          -------------------------------------------------------------------------------------------------------
          Other comprehensive income (loss)                                       2,655       (6,225)        (483)
          -------------------------------------------------------------------------------------------------------
          COMPREHENSIVE INCOME (LOSS)                                          $  1,901    $  (9,861)    $ (8,890)
          -------------------------------------------------------------------------------------------------------

          Other comprehensive income (loss) is reported net of tax expense (benefit) of $1,430, $(513), and $260 for 1998, 1997, and 1996,
          respectively.

          Accumulated other comprehensive income is comprised of the following:

         AS AT DECEMBER 31
         ($ thousands)                                                                      1998            1997
          -------------------------------------------------------------------------------------------------------
         UNREALIZED GAINS (LOSSES):
              Beginning balance                                                        $     380      $     1,333
              Current period change                                                        2,569             (953)
          -------------------------------------------------------------------------------------------------------
              Ending balance                                                           $   2,949      $       380
          -------------------------------------------------------------------------------------------------------
         FOREIGN CURRENCY:
              Beginning balance                                                         $ (5,272)     $        -
              Current period change                                                           86          (5,272)
          -------------------------------------------------------------------------------------------------------
              Ending balance                                                            $ (5,186)     $   (5,272)
          -------------------------------------------------------------------------------------------------------
         ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)                                  $ (2,237)     $   (4,892)
          -------------------------------------------------------------------------------------------------------

ii) During 1998, the Company adopted SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information". SFAS No. 131 establishes standards for the disclosure of information about the Company's operating segments, including disclosures about products and services, geographic areas, and major customers. The adoption of SFAS No. 131 did not affect results of operations or financial position, nor did it affect the manner in which the Company defines its operating segments. The Company reports two business segments:
          Traditional Life Insurance sold in Taiwan and Variable Life and Annuities sold in the U.S. Refer to Note 12 for additional segment information.

     c)  INVESTMENTS

         The Company classifies all of its fixed maturity and equity securities as available-for-sale and records these securities at fair value. Realized gains and losses on sales of securities classified as available-for-sale are recognized in net income using the specific identification method. Changes in the fair value of securities available-for-sale are reflected directly in accumulated other comprehensive income after adjustments for deferred taxes and deferred acquisition costs. Discounts and premiums on investments are amortized using the effective interest method.

         Policy loans are reported at aggregate unpaid balances which approximate fair value.

         Short-term investments include investments with maturities of less than one year at the date of acquisition.

     d)  CASH EQUIVALENTS

         The Company considers all highly liquid debt instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash equivalents are stated at cost plus accrued interest, which approximates fair value.

     e)  DEFERRED ACQUISITION COSTS (DAC)

         Commissions and other expenses which vary with and are primarily related to the production of new business are deferred to the extent recoverable and included as an asset. DAC associated with variable annuity and variable life insurance contracts is charged to expense in relation to the estimated gross profits of those contracts. The amortization is adjusted retrospectively when estimates of current or future gross profits are revised. DAC associated with traditional life insurance policies is charged to expense over the premium paying period of the related policies. DAC is adjusted for the impact on estimated future gross profits assuming the unrealized gains or losses on securities had been realized at year-end. The impact of any such adjustments is included in net unrealized gains (losses) in accumulated other comprehensive income. DAC is reviewed annually to determine recoverability from future income and, if not recoverable, it is immediately expensed.

     f)  POLICYHOLDER LIABILITIES

         For variable annuity and variable life contracts, reserves equal the policyholder account value. Account values are increased for deposits received and interest credited and are reduced by withdrawals, mortality charges and administrative expenses charged to the policyholders. Policy charges which compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DAC.

         Policyholder liabilities for traditional life insurance policies sold in Taiwan are computed using the net level premium method and are based upon estimates as to future mortality, persistency, maintenance expense and interest rate yields that were established in the year of issue.

     g)  SEPARATE ACCOUNTS

         Separate account assets and liabilities represent funds that are separately administered, principally for variable annuity and variable life contracts, and for which the contract holder, rather than the Company, bears the investment risk Separate account assets are recorded at market value. Operations of the separate accounts are not included in the accompanying financial statements.

     h)  REVENUE RECOGNITION

         Fee income from variable annuity and variable life insurance policies consists of policy charges for the cost of insurance, expenses and surrender charges that have been assessed against the policy account balances. Policy charges that are designed to compensate the company for future services are deferred and recognized in income over the period benefited, using the same assumptions used to amortize DAC. Premiums on long-duration life insurance contracts are recognized as revenue when due. Investment income is recorded when due.


     i)  EXPENSES

         Expenses for variable annuity and variable life insurance policies include interest credited to policy account balances and benefit claims incurred during the period in excess of policy account balances.

     j)  REINSURANCE

         The Company is routinely involved in reinsurance transactions in order to minimize exposure to large risks. Life reinsurance is accomplished through various plans including yearly renewable term, co-insurance and modified co-insurance. Reinsurance premiums, policy charges for cost of insurance and claims are accounted for on a basis consistent with that used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, fees and claims are reported net of reinsured amounts. Amounts paid with respect to ceded reinsurance contracts are reported as reinsurance receivables in other assets.

     k)  FOREIGN EXCHANGE

         The Company's Taiwanese branch balance sheet and statement of income are translated at the current exchange and average exchange rates for the year respectively. The resultant translation adjustments are included in accumulated other comprehensive income.

     l)  INCOME TAX

         Income taxes have been provided for in accordance with SFAS No. 109 "Accounting for Income Taxes." The Company joins ManUSA, Manulife Reinsurance Corporation ("MRC") and Manulife Reinsurance Limited ("MRL") in filing a U.S. consolidated income tax return as a life insurance group under provisions of the Internal Revenue Code. In accordance with an income tax sharing agreement, the Company's income tax provision (or benefit) is computed as if the Company filed a separate income tax return. Tax benefits from operating losses are provided at the U.S. statutory rate plus any tax credits attributable to the Company, provided the consolidated group utilizes such benefits currently. Deferred income taxes result from temporary differences between the tax basis of assets and liabilities and their recorded amounts for financial reporting purposes. Income taxes recoverable represents amounts due from ManUSA in connection with the consolidated return.

3.       INVESTMENTS AND INVESTMENT INCOME

     a)  FIXED MATURITY AND EQUITY SECURITIES

         At December 31, 1998, all fixed maturity and equity securities have been classified as available-for-sale and reported at fair value. The amortized cost and fair value is summarized as follows:

                                                                   GROSS            GROSS
                                           AMORTIZED COST       UNREALIZED      UNREALIZED LOSSES       FAIR VALUE
         AS AT DECEMBER 31,                                        GAINS
         ($ thousands)                     1998     1997      1998      1997     1998      1997       1998     1997
         -----------------------------------------------------------------------------------------------------------

         FIXED MATURITY SECURITIES:
         U.S. government                 $27,349   $51,694  $2,578     $ 937   $     -    $(135)   $29,927   $52,496
         Foreign governments               9,353     6,922     709       203         -      (14)    10,062     7,111
         Corporate                         8,546     7,949     719       415         -      (78)     9,265     8,286
         -----------------------------------------------------------------------------------------------------------
         Total fixed maturity            $45,248   $66,565  $4,006    $1,555   $     -    $(227)   $49,254   $67,893
         securities

         Equity securities               $19,219   $20,153  $3,217    $1,496  $(1,912)  $(2,189)   $20,524   $19,460
         -----------------------------------------------------------------------------------------------------------


         Proceeds from sales of fixed maturity securities during 1998 were $27,852 (1997 $73,772; 1996 $120,234). Gross gains of $362 and gross losses of $107 were realized on those sales (1997 $955 and $837; 1996 $1,858 and $1,837 respectively).

         Proceeds from sale of equity securities during 1998 were $8,555 (1997 $10,586; 1996 $25,505). Gross gains of $16 and gross losses of $477 were realized on those sales (1997 $NIL and $NIL; 1996 $NIL and $140 respectively).

         The contractual maturities of fixed maturity securities at December 31, 1998 are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties. Corporate requirements and investment strategies may result in the sale of investments before maturity.

         ($ thousands)                                                         AMORTIZED COST        FAIR VALUE
         ------------------------------------------------------------------------------------------------------
         Fixed maturity securities
              One year or less                                                      $ 1,174             $1,179
              Greater than 1; up to 5 years                                           7,792              8,081
              Greater than 5; up to 10 years                                         24,822             26,395
              Due after 10 years                                                     11,860             13,599
         ------------------------------------------------------------------------------------------------------
         TOTAL FIXED MATURITY SECURITIES                                            $45,248             $49,254
         ------------------------------------------------------------------------------------------------------

     b)  INVESTMENT INCOME

         Income by type of investment was as follows:

         FOR THE YEARS ENDED DECEMBER 31
         ($ thousands)                                                            1998          1997        1996
         --------------------------------------------------------------------------------------------------------
         Fixed maturity securities                                              $ 4,675       $ 4,545   $   4,447
         Equity securities                                                          227           331         671
         Guaranteed annuity contracts                                                 -         2,796      13,196
         Other investments                                                        1,485           772       1,697
         --------------------------------------------------------------------------------------------------------
         Gross investment income                                                  6,387         8,444      20,011
         --------------------------------------------------------------------------------------------------------
         Investment expenses                                                        259           169         360
         --------------------------------------------------------------------------------------------------------
         NET INVESTMENT INCOME                                                  $ 6,128       $ 8,275   $  19,651
         --------------------------------------------------------------------------------------------------------

4.       GUARANTEED ANNUITY CONTRACTS AND BONDS PAYABLE

         The Company's wholly-owned subsidiary, Manufacturers Life Mortgage Securities Corporation, has historically invested amounts received as repayments of mortgage loans in annuities issued by ManUSA. These annuities were collateral for the 8 1/4 % mortgage-backed bonds payable. On March 1, 1997 the annuities matured and the proceeds were used to repay the bonds payable.

         In October 1997, MLMSC was absorbed into Manulife Holding Corporation.

5.      DEFERRED ACQUISITION COSTS

         The components of the change in DAC were as follows:

         FOR THE YEARS ENDED DECEMBER 31
         ($ thousands)                                                          1998          1997           1996
         ---------------------------------------------------------------------------------------------------------
         Balance at January 1,                                                $130,355      $102,610     $  78,829
         Capitalization                                                         43,065        33,544        36,024
         Accretion of interest                                                  11,417         9,357         6,344
         Amortization                                                         (20,683)      (14,217)      (19,583)
         Effect of net unrealized gains (losses)
              on securities available for sale                                   (784)         1,268           996
         Currency                                                                  136       (2,207)             -
         ---------------------------------------------------------------------------------------------------------
         BALANCE AT DECEMBER 31                                               $163,506      $130,355     $ 102,610
         ---------------------------------------------------------------------------------------------------------

6.       INCOME TAXES

        Components of income tax expense (benefit) were as follows:

         FOR THE YEARS ENDED DECEMBER 31
         ($ thousands)                                                         1998         1997           1996
         ----------------------------------------------------------------------------------------------------------
         Current expense (benefit)                                          $  1,404      $(3,207)        $(4,686)
         Deferred expense (benefit)                                          (1,796)         2,730             777
         ----------------------------------------------------------------------------------------------------------
         TOTAL EXPENSE (BENEFIT)                                            $  (392)      $  (477)        $(3,909)
         ----------------------------------------------------------------------------------------------------------

         The Company's deferred income tax liability, which results from tax effecting the differences between financial statement values and tax values of assets and liabilities at each balance sheet date, relates to the following:

         AS AT DECEMBER 31
         ($ thousands)                                                                        1998            1997
         ---------------------------------------------------------------------------------------------------------
         DEFERRED TAX ASSETS:
              Differences in computing policy reserves                                     $38,888          $34,291
              Policyholder dividends payable                                                     -              240
              Investments                                                                      708              793
              Other deferred tax assets                                                        333                -
         ---------------------------------------------------------------------------------------------------------
         Deferred tax assets                                                               $39,929          $35,324
         ---------------------------------------------------------------------------------------------------------
         DEFERRED TAX LIABILITIES:
              Deferred acquisition costs                                                   $38,778          $30,682
              Investments                                                                    1,859              166
              Policyholder dividends payable                                                    55                -
              Other deferred tax liabilities                                                     -            5,650
         ---------------------------------------------------------------------------------------------------------
         Deferred tax liabilities                                                          $40,692          $36,498
         ---------------------------------------------------------------------------------------------------------
         NET DEFERRED TAX LIABILITIES                                                      $ (763)          $(1,174)
         ---------------------------------------------------------------------------------------------------------

         At December 31, 1998, the consolidated group has utilized all available operating loss carryforwards and net capital loss carryforwards. The losses of the Company, MRC and ManUSA may be used to offset the ordinary and capital gain income of MRL. However, losses of MRL may not be used to offset the income of the other members of the consolidated group.

7.       NOTES PAYABLE

         a) On June 15, 1998, the outstanding promissory note in the amount of $33,000 plus interest at 6.95% issued on December 5, 1997 payable to ManUSA was discharged and the amount due of $34,318 ($33,000 plus interest of $1,318) was recorded as a capital contribution.

         b) On December 31, 1998, the surplus debenture in the amount of $8,500 plus interest at 6.7% issued on December 31, 1995 to ManUSA was discharged and the amount due of $8,500 was recorded as a capital contribution.

8.   CAPITAL AND SURPLUS

         The Company has two classes of capital stock, as follows:

          AS AT DECEMBER 31:
          ($ thousands, except per share amounts)                                   1998                        1997
          ----------------------------------------------------------------------------------------------------------
          AUTHORIZED:
              5,000,000 Common shares, Par value $1
              5,000,000 Preferred shares, Par value $100
          ISSUED AND OUTSTANDING:
              4,501,861 Common shares                                            $ 4,502                      $4,502
              105,000 Preferred shares                                            10,500                      10,500
          ----------------------------------------------------------------------------------------------------------
          TOTAL                                                                  $15,002                     $15,002
          ----------------------------------------------------------------------------------------------------------

         During 1996, the Company issued two common shares to its Parent Company in return for a capital contribution of $15,000.

         In 1998, the outstanding promissory note payable referred to in note 7(a) above, totaling $34,318, was discharged and recorded as a capital contribution.

         On December 31, 1998, the Company issued one common share to ManUSA in exchange for a capital contribution of $60,209. Included in this capital contribution was the discharge of the surplus debenture in the amount of $8,500 referred to in note 7(b) above.

         The Company is subject to statutory limitations on the payment of dividends to its Parent. Under Michigan Insurance Law, the payment of dividends to shareholders is restricted to the surplus earnings of the Company, unless prior approval is obtained from the Michigan Insurance Bureau.

         The aggregate statutory capital and surplus of the Company at December 31, 1998 was $121,799 (1997 $56,598). The aggregate statutory net loss of the Company for the year ended 1998 was $23,491 (1997 $2,550; 1996 $5,961). State regulatory authorities prescribe statutory accounting practices that differ in certain respects from generally accepted accounting principles followed by stock life insurance companies. The significant differences relate to investments, deferred acquisition costs, deferred income taxes, non-admitted asset balances and reserve calculation assumptions.

9.   FAIR VALUE OF FINANCIAL INSTRUMENTS

         The carrying values and the estimated fair values of certain of the Company's financial instruments at December 31, 1998 were as follows:

                                                                                             ESTIMATED
       ($ thousands)                                           CARRYING VALUE                FAIR VALUE
       ------------------------------------------------------------------------------------------------
       ASSETS:
           Fixed maturity and equity securities                  $69,778                     $69,778
           Short-term investments                                    459                         459
           Policy loans                                           19,320                      19,320
           Cash and cash equivalents                              23,789                      23,789
       ------------------------------------------------------------------------------------------------

         The following methods and assumptions were used to estimate the fair values of the above financial instruments:

         FIXED MATURITY AND EQUITY SECURITIES: Fair values of fixed maturity and equity securities were based on quoted market prices, where available. Fair values were estimated using values obtained from independent pricing services.

         SHORT-TERM INVESTMENTS AND CASH AND CASH EQUIVALENTS: Carrying values approximate fair values.

         POLICY LOANS:   Carrying values approximate fair values.

10.      RELATED  PARTY TRANSACTIONS

         The Company has formal service agreements with Manulife Financial and ManUSA which can be terminated by any party upon two months' notice. Under the agreements, the Company will pay direct operating expenses incurred each year by Manulife Financial and ManUSA on its behalf. Services provided under the agreement include legal, actuarial, investment, data processing and certain other administrative services. Costs incurred under these agreements were $34,070, $32,733 and $29,384 in 1998, 1997 and 1996 respectively. In addition, there were $12,817, $11,249 and $6,934 of agents bonuses allocated to the Company during 1998, 1997 and 1996, respectively, which are included in deferred acquisition costs.

         The Company has several reinsurance agreements with affiliated companies which may be terminated upon the specified notice by either party. These agreements are summarized as follows:

         (a) On December 31, 1998, the coinsurance treaties under which the Company had assumed two blocks of insurance from ManUSA were terminated. The Company's risk under these treaties was limited to $100,000 of initial face amount per claim plus a pro-rata share of any increase in face amount. Upon the termination of the treaties, the Company paid consideration in the amount of approximately $41.0 million to ManUSA and policyholder reserves totaling $41.0 million were recaptured by ManUSA. No gain or loss resulted from the termination of these treaties.

         (b) The Company cedes the risk in excess of $25,000 per life to MRC under the terms of an automatic reinsurance agreement

         (c) The Company cedes a substantial portion of its risk on its Flexible Premium Variable Life policies to MRC under the terms of a stop loss reinsurance agreement.

         Selected amounts relating to the above treaties reflected in the financial statements are as follows:

         FOR THE YEARS ENDED DECEMBER 31
         ($ thousands)                                                           1998          1997            1996
         ----------------------------------------------------------------------------------------------------------
         Life and annuity premiums assumed                                    $    48      $    509          $  724
         Life and annuity premiums ceded                                           76            69              99
         Policy reserves assumed                                                    -        40,975          44,497
         Policy reserves ceded                                                    145           130             304
         ----------------------------------------------------------------------------------------------------------

         Reinsurance recoveries on ceded reinsurance contracts to affiliates were $NIL, $3,972 and $NIL during 1998, 1997 and 1996 respectively.

         The Company and Manulife Financial have entered into an agreement whereby Manulife Financial provides a claims paying guarantee to the Company's U.S. policyholders. This claims paying guarantee does not apply to the Company's separate account contract holders

11.      REINSURANCE

         In the normal course of business, the Company assumes and cedes reinsurance as a party to several reinsurance treaties with major unrelated insurance companies. The Company remains liable for amounts ceded in the event that reinsurers do not meet their obligations.

         The effects of reinsurance on premiums were as follows:

         FOR THE YEARS ENDED DECEMBER 31
         ($ thousands)                                                          1998            1997         1996
         ---------------------------------------------------------------------------------------------------------
         Direct premiums                                                      $9,723         $8,607        $12,949
         Reinsurance ceded                                                       405            440            676
         ---------------------------------------------------------------------------------------------------------
         TOTAL PREMIUMS                                                       $9,318         $8,167        $12,273
         ---------------------------------------------------------------------------------------------------------

         Reinsurance recoveries on ceded reinsurance contracts with unrelated insurance companies were $1,362, $909 and $357 during 1998, 1997 and 1996 respectively.

12.      SEGMENT DISCLOSURES

         The Company reports two business segments: Traditional Life Insurance sold in Taiwan and Variable Life and Annuities sold in the U.S. The Company's reportable segments have been determined based on geography, differences in product features, and distribution; the segments are also consistent with the Company's management structure. Segmented information for the Company is as follows:

         AS AT DECEMBER 31,
         ($ thousands)                                                              TAIWAN         U.S.        TOTAL
         -----------------------------------------------------------------------------------------------------------
         1998
         Premiums and fee income                                                   $ 9,243     $ 54,594     $ 63,837
         Interest expense                                                                -        1,722        1,722
         Income taxes (benefit)                                                    (1,219)          827        (392)
         Net income (loss)                                                         (2,265)        1,511        (754)
         Total assets excluding separate account assets                            $30,268     $258,311     $288,579
         -----------------------------------------------------------------------------------------------------------
         1997
         Premiums and fee income                                                    $8,099     $ 39,190     $ 47,289
         Interest expense                                                                -        2,750        2,750
         Income taxes (benefit)                                                    (1,526)        1,049        (477)
         Net income (loss)                                                         (2,835)        (801)      (3,636)
         Total assets excluding separate account assets                            $25,401     $244,166     $269,567
         -----------------------------------------------------------------------------------------------------------
         1996
         Premiums and fee income                                                   $12,200     $ 41,132     $ 53,332
         Interest expense                                                                -       12,251       12,251
         Income taxes (benefit)                                                    (6,125)        2,216      (3,909)
         Net income (loss)                                                        (17,500)        9,093      (8,407)
         Total assets excluding separate account assets                            $15,268     $379,241     $394,509
         -----------------------------------------------------------------------------------------------------------


         The accounting policies for each segment above are the same as those described in the summary of significant accounting policies. The Company has no intersegment revenues and no significant major customers.

13.      CONTINGENCIES

         The Company is subject to various lawsuits that have arisen in the course of its business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the financial position of the Company.


14.      UNCERTAINTY DUE TO THE YEAR 2000 RISK (UNAUDITED)

         The Year 2000 risk is the result of computer programs being written using two digits, rather than four, to define the applicable year. Any of the Company's computer programs that have date-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. The effects of the Year 2000 risk may be experienced before, on, or after January 1, 2000 and, if not addressed, could result in systems failures or miscalculations causing disruptions of normal business operations. It is not possible to be certain that the Company's Year 2000 program will fully resolve all aspects of the Year 2000 risk, including those related to third parties.

APPENDIX A

SAMPLE ILLUSTRATIONS OF POLICY VALUES, CASH SURRENDER VALUES AND DEATH BENEFITS

The following tables have been prepared to help show how values under the Policy change with investment performance. The tables include both Policy Values and Cash Surrender Values as well as Death Benefits. The Policy Value is the sum of the values in the Investment Accounts, as the tables assume no values in the Fixed Account or Loan Account. The Cash Surrender Value is the Policy Value less any applicable surrender charges. The tables illustrate how Policy Values and Cash Surrender Values, which reflect all applicable charges and deductions, and Death Benefits of the Policy on an insured of a given age would vary over time if the return on the assets of the Portfolio was a uniform, gross, after-tax, annual rate of 0%, 6% or 12%. The Policy Values, Death Benefits and Cash Surrender Values would be different from those shown if the returns averaged 0%, 6% or 12%, but fluctuated over and under those averages throughout the years. The charges reflected in the tables include those for: deductions from premiums for state, local and federal taxes, deferred underwriting and sales charges, and monthly deductions for administration, cost of insurance and mortality and expense risks.


The amounts shown for the Policy Value, Death Benefit and Cash Surrender Value as of each policy year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because the expenses and fees borne by the Portfolios are deducted from the gross return. The illustrations reflect an average of those Portfolios' current expenses, which is approximately 0.949% per annum. The gross annual rates of return of 0%, 6% and 12% correspond to approximate net annual rates of return of -- 0.944%, 4.999% and 10.942%. The illustrations reflect the expense reimbursements in effect for the Lifestyle Trusts and the expense limitation in effect for the Equity Index Trust. In the absence of such expense reimbursements and expense limitation, the average of the Portfolio's current expenses would have been 0.953% per annum and the gross annual rates of return of 0%, 6% and 12% would have corresponded to approximate net annual rates of return of -- 0.949%, 4.994% and 10.939%. The expense reimbursements for the LifeStyle Trusts and the expense limitation for the Equity Index Trust remained in effect during the fiscal year ended December 31, 1998, and are expected to remain in effect during the fiscal year ended December 31, 1999. Were the expense reimbursement and expense limitation to terminate, the average of the Portfolios' current expenses would be higher and the approximate net annual rates of return would be lower.


The tables assume that no premiums have been allocated to the Fixed Account, that planned premiums are paid on the policy anniversary and that no transfers, partial withdrawals, policy loans, changes in death benefit options or changes in face amount have been made. The tables reflect the fact that no charges for federal, state or local taxes are currently made against the Separate Account. If such a charge is made in the future, it would take a higher gross rate of return to produce after-tax returns of 0%, 6% and 12% than it does now.

There are two tables shown for each combination of age and death benefit option for male non-smokers, one based on current cost of insurance and monthly administration charges and the other based on the maximum administration charges, deductions from premiums and cost of insurance charges based on the 1980 Commissioners Standard Ordinary Smoker/Nonsmoker Mortality Tables. The current waiver of deductions from premiums and current monthly administration charges and cost of insurance charges are not guaranteed and may be changed. Upon request, Manufacturers Life of America will furnish a comparable illustration based on the proposed life insured's age, sex (unless unisex rates are required by law) and risk class, any additional ratings and the death benefit option, face amount and planned premium requested. Illustrations for smokers would show less favorable results than the illustrations shown below.

From time to time, in advertisements or sales literature for the Policies that quote performance data of one or more of the Portfolios, the Company may include cash surrender values and death benefit figures computed using the same methodology as that used in the following illustrations, but with the average annual total return of the Portfolios for which performance data is shown in the advertisement replacing the hypothetical rates of return shown in the following tables. This information may be shown in the form of graphs, charts, tables and examples.

The Policies have been offered to the public only since September 10, 1993. However, total return data may be advertised for as long a period of time as the underlying Portfolio has been in existence. The results for any period prior to the Policies' being offered would be calculated as if the Policies had been offered during that period of time, with all charges assumed to be those applicable to the Policies.

                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                     MALE NON-SMOKER ISSUE AGE 35 (STANDARD)
                   $500,000 FACE AMOUNT DEATH BENEFIT OPTION 1
                         $5,960 ANNUAL PLANNED PREMIUM*
                            ASSUMING CURRENT CHARGES


                                               0% Hypothetical                                      6% Hypothetical
                                           Gross Investment Return                             Gross Investment Return
                                -------------------------------------------         -------------------------------------------
End Of          Accumulated       Policy           Cash              Death             Policy         Cash              Death
Policy            Premiums        Value          Surrender          Benefit            Value        Surrender          Benefit
Year (1)            (2)                            Value                                              Value
                                                   (3)(4)                                             (3)(4)
   1                6,258         4,614                 0           500,000             4,925            271           500,000
   2               12,829         9,408             4,637           500,000            10,324          5,554           500,000
   3               19,728        14,070             7,548           500,000            15,899          9,377           500,000
   4               26,973        18,598            12,129           500,000            21,652         15,183           500,000
   5               34,579        22,985            16,565           500,000            27,582         21,161           500,000
   6               42,566        27,256            21,135           500,000            33,719         27,599           500,000
   7               50,953        31,374            25,554           500,000            40,035         34,215           500,000
   8               59,758        35,345            29,824           500,000            46,540         41,020           500,000
   9               69,004        39,159            34,156           500,000            53,233         48,230           500,000
  10               78,712        42,823            38,760           500,000            60,126         56,063           500,000
  11               88,906        46,334            43,084           500,000            67,224         63,974           500,000
  12               99,609        49,674            47,236           500,000            74,520         72,082           500,000
  13              110,848        52,842            51,217           500,000            82,020         80,395           500,000
  14              122,648        55,833            55,021           500,000            89,727         88,915           500,000
  15              135,039        58,635            58,635           500,000            97,642         97,642           500,000
  16              148,049        61,242            61,242           500,000           105,768        105,768           500,000
  17              161,709        63,627            63,627           500,000           114,094        114,094           500,000
  18              176,052        65,796            65,796           500,000           122,636        122,636           500,000
  19              191,113        67,728            67,728           500,000           131,387        131,387           500,000
  20              206,927        69,524            69,524           500,000           140,453        140,453           500,000
  21              223,531        71,186            71,186           500,000           149,851        149,851           500,000
  22              240,966        72,536            72,536           500,000           159,453        159,453           500,000
  23              259,272        73,563            73,563           500,000           169,268        169,268           500,000
  24              278,494        74,247            74,247           500,000           179,303        179,303           500,000
  25              298,676        74,553            74,553           500,000           189,553        189,553           500,000
  26              319,868        74,787            74,787           500,000           200,932        200,932           500,000
  27              342,119        74,556            74,556           500,000           212,625        212,625           500,000
  28              365,483        73,796            73,796           500,000           224,632        224,632           500,000
  29              390,016        72,432            72,432           500,000           236,958        236,958           500,000
  30              415,774        71,022            71,022           500,000           250,003        250,003           500,000
  31              442,821        69,550            69,550           500,000           263,803        263,803           500,000
  32              471,220        67,395            67,395           500,000           278,072        278,072           500,000
  33              501,039        64,495            64,495           500,000           292,860        292,860           500,000
  34              532,349        60,781            60,781           500,000           308,225        308,225           500,000
  35              565,224        56,160            56,160           500,000           324,233        324,233           500,000
  36              600,131        50,712            50,712           500,000           341,288        341,288           500,000
  37              636,783        43,678            43,678           500,000           359,046        359,046           500,000
  38              675,268        35,115            35,115           500,000           377,721        377,721           500,000
  39              715,677        24,287            24,287           500,000           397,348        397,348           500,000
  40              758,106        11,230            11,230           500,000           418,226        418,226           500,000
  41              802,657         0 (5)             0 (5)           500,000           440,416        440,416           500,000
  42              849,435         0 (5)             0 (5)           500,000           464,347        464,347           500,000
  43              898,552         0 (5)             0 (5)           500,000           490,322        490,322           514,839
  44              950,125         0 (5)             0 (5)           500,000           517,286        517,286           543,151
  45            1,004,277         0 (5)             0 (5)           500,000           545,209        545,209           572,470
  46            1,061,136         0 (5)             0 (5)           500,000           574,096        574,096           602,801
  47            1,120,838         0 (5)             0 (5)           500,000           603,944        603,944           634,142
  48            1,183,526         0 (5)             0 (5)           500,000           634,738        634,738           666,475
  49            1,249,348         0 (5)             0 (5)           500,000           666,453        666,453           699,776
  50            1,318,460         0 (5)             0 (5)           500,000           699,068        699,068           734,022
  51            1,391,029         0 (5)             0 (5)           500,000           732,959        732,959           769,607
  52            1,467,226         0 (5)             0 (5)           500,000           768,155        768,155           806,563
  53            1,547,232         0 (5)             0 (5)           500,000           804,727        804,727           844,964
  54            1,631,240         0 (5)             0 (5)           500,000           842,724        842,724           884,860
  55            1,719,447         0 (5)             0 (5)           500,000           882,195        882,195           926,305
  56            1,812,065         0 (5)             0 (5)           500,000           923,024        923,024           969,175
  57            1,909,313         0 (5)             0 (5)           500,000           966,280        966,280         1,004,931
  58            2,011,425         0 (5)             0 (5)           500,000         1,012,291      1,012,291         1,042,660
  59            2,118,641         0 (5)             0 (5)           500,000         1,061,554      1,061,554         1,082,785
  60            2,231,219         0 (5)             0 (5)           500,000         1,114,493      1,114,493         1,125,637
  61            2,349,425         0 (5)             0 (5)           500,000         1,171,443      1,171,443         1,171,443
  62            2,473,542         0 (5)             0 (5)           500,000         1,230,973      1,230,973         1,230,973
  63            2,603,864         0 (5)             0 (5)           500,000         1,293,197      1,293,197         1,293,197
  64            2,740,703         0 (5)             0 (5)           500,000         1,358,239      1,358,239         1,358,239
  65            2,884,384         0 (5)             0 (5)           500,000         1,426,225      1,426,225         1,426,225


                                12% Hypothetical
                            Gross Investment Return
                   -----------------------------------------
End Of               Policy         Cash            Death
Policy               Value        Surrender         Benefit
Year (1)                         Value (3)(4)
   1                  5,238             584         500,000
   2                 11,279           6,509         500,000
   3                 17,879          11,357         500,000
   4                 25,089          18,620         500,000
   5                 32,961          26,541         500,000
   6                 41,588          35,468         500,000
   7                 51,009          45,189         500,000
   8                 61,309          55,789         500,000
   9                 72,571          67,568         500,000
  10                 84,898          80,835         500,000
  11                 98,399          95,149         500,000
  12                113,183         110,745         500,000
  13                129,385         127,760         500,000
  14                147,152         146,340         500,000
  15                166,646         166,646         500,000
  16                188,052         188,052         500,000
  17                211,564         211,564         500,000
  18                237,425         237,425         500,000
  19                265,892         265,892         500,000
  20                297,322         297,322         500,000
  21                332,048         332,048         500,000
  22                370,252         370,252         540,567
  23                412,113         412,113         585,200
  24                457,993         457,993         632,030
  25                508,295         508,295         681,115
  26                566,011         566,011         735,815
  27                629,492         629,492         805,750
  28                699,307         699,307         881,127
  29                776,089         776,089         962,351
  30                860,825         860,825       1,050,207
  31                954,362         954,362       1,145,234
  32              1,057,199       1,057,199       1,258,067
  33              1,170,254       1,170,254       1,380,899
  34              1,294,538       1,294,538       1,514,609
  35              1,431,162       1,431,162       1,660,148
  36              1,581,659       1,581,659       1,818,908
  37              1,747,353       1,747,353       1,974,509
  38              1,930,108       1,930,108       2,142,420
  39              2,131,723       2,131,723       2,323,578
  40              2,354,680       2,354,680       2,519,507
  41              2,601,347       2,601,347       2,731,415
  42              2,871,952       2,871,952       3,015,550
  43              3,169,108       3,169,108       3,327,564
  44              3,495,288       3,495,288       3,670,052
  45              3,853,150       3,853,150       4,045,807
  46              4,245,516       4,245,516       4,457,792
  47              4,675,384       4,675,384       4,909,153
  48              5,145,895       5,145,895       5,403,190
  49              5,660,360       5,660,360       5,943,378
  50              6,222,351       6,222,351       6,533,468
  51              6,839,425       6,839,425       7,181,396
  52              7,516,766       7,516,766       7,892,604
  53              8,260,481       8,260,481       8,673,505
  54              9,076,997       9,076,997       9,530,846
  55              9,973,379       9,973,379      10,472,048
  56             10,955,369      10,955,369      11,503,137
  57             12,043,805      12,043,805      12,525,557
  58             13,253,182      13,253,182      13,650,777
  59             14,602,149      14,602,149      14,894,192
  60             16,110,747      16,110,747      16,271,855
  61             17,800,262      17,800,262      17,800,262
  62             19,666,234      19,666,234      19,666,234
  63             21,727,094      21,727,094      21,727,094
  64             24,003,196      24,003,196      24,003,196
  65             26,517,020      26,517,020      26,517,020

* Note that the second tier Death Benefit Guarantee Premium level of $6,329 is paid from age 70.

  (1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

  (2) Assumes net interest of 5% compounded annually.

  (3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 5 Policy Years. Provided the Cumulative Premium Test or the Fund Value Test has been and continues to be met, the Death Benefit Guarantee will keep the Policy in force on all policies for the first three years and until age 100 on Policies issued and maintained with a minimum face amount of $250,000 and Death Benefit Option 1; to age 85 on policies issued and maintained with a face amount of at least $250,000 and if Death benefit Option 2 is selected at any time.

  (4) Cash Surrender Value for the first two years reflects sales charge limitations imposed by the S.E.C.

  (5) In the absence of additional premium payments, the Policy will lapse, unless the Death Benefit Guarantee is in effect.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only, and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                     MALE NON-SMOKER ISSUE AGE 35 (STANDARD)
                   $500,000 FACE AMOUNT DEATH BENEFIT OPTION 1
                         $5,960 ANNUAL PLANNED PREMIUM*
                            ASSUMING MAXIMUM CHARGES


                                                0% Hypothetical                                       6% Hypothetical
                                            Gross Investment Return                               Gross Investment Return
                                ---------------------------------------------          ------------------------------------------
 End Of         Accumulated       Policy       Cash Surrender          Death              Policy          Cash              Death
 Policy         Premiums (2)      Value         Value (3)(4)          Benefit             Value         Surrender          Benefit
 Year (1)                                                                                                 Value
                                                                                                         (3)(4)
   1                6,258         4,339                  0            500,000             4,636                0           500,000
   2               12,829         8,864              4,093            500,000             9,734            4,964           500,000
   3               19,728        13,261              6,739            500,000            14,995            8,473           500,000
   4               26,973        17,529             11,060            500,000            20,421           13,952           500,000
   5               34,579        21,660             15,240            500,000            26,011           19,590           500,000
   6               42,566        25,655             19,534            500,000            31,768           25,648           500,000
   7               50,953        29,501             23,681            500,000            37,687           31,867           500,000
   8               59,758        33,204             27,684            500,000            43,779           38,258           500,000
   9               69,004        36,752             31,749            500,000            50,037           45,034           500,000
  10               78,712        40,151             36,088            500,000            56,473           52,411           500,000
  11               88,906        43,384             40,134            500,000            63,080           59,830           500,000
  12               99,609        46,449             44,011            500,000            69,858           67,421           500,000
  13              110,848        49,339             47,713            500,000            76,812           75,187           500,000
  14              122,648        52,050             51,237            500,000            83,944           83,131           500,000
  15              135,039        54,569             54,569            500,000            91,249           91,249           500,000
  16              148,049        56,891             56,891            500,000            98,735           98,735           500,000
  17              161,709        58,991             58,991            500,000           106,384          106,384           500,000
  18              176,052        60,842             60,842            500,000           114,185          114,185           500,000
  19              191,113        62,424             62,424            500,000           122,129          122,129           500,000
  20              206,927        63,704             63,704            500,000           130,199          130,199           500,000
  21              223,531        64,656             64,656            500,000           138,385          138,385           500,000
  22              240,966        65,250             65,250            500,000           146,675          146,675           500,000
  23              259,272        65,470             65,470            500,000           155,072          155,072           500,000
  24              278,494        65,290             65,290            500,000           163,572          163,572           500,000
  25              298,676        64,661             64,661            500,000           172,154          172,154           500,000
  26              319,868        63,835             63,835            500,000           181,635          181,635           500,000
  27              342,119        62,448             62,448            500,000           191,256          191,256           500,000
  28              365,483        60,417             60,417            500,000           200,995          200,995           500,000
  29              390,016        57,645             57,645            500,000           210,826          210,826           500,000
  30              415,774        54,022             54,022            500,000           220,726          220,726           500,000
  31              442,821        49,441             49,441            500,000           230,681          230,681           500,000
  32              471,220        43,802             43,802            500,000           240,697          240,697           500,000
  33              501,039        36,984             36,984            500,000           250,774          250,774           500,000
  34              532,349        28,852             28,852            500,000           260,923          260,923           500,000
  35              565,224        19,231             19,231            500,000           271,148          271,148           500,000
  36              600,131         8,220              8,220            500,000           281,816          281,816           500,000
  37              636,783         0 (5)              0 (5)            500,000           292,557          292,557           500,000
  38              675,268         0 (5)              0 (5)            500,000           303,340          303,340           500,000
  39              715,677         0 (5)              0 (5)            500,000           314,142          314,142           500,000
  40              758,106         0 (5)              0 (5)            500,000           324,963          324,963           500,000
  41              802,657         0 (5)              0 (5)            500,000           335,858          335,858           500,000
  42              849,435         0 (5)              0 (5)            500,000           346,911          346,911           500,000
  43              898,552         0 (5)              0 (5)            500,000           358,236          358,236           500,000
  44              950,125         0 (5)              0 (5)            500,000           369,990          369,990           500,000
  45            1,004,277         0 (5)              0 (5)            500,000           382,348          382,348           500,000
  46            1,061,136         0 (5)              0 (5)            500,000           395,504          395,504           500,000
  47            1,120,838         0 (5)              0 (5)            500,000           409,713          409,713           500,000
  48            1,183,526         0 (5)              0 (5)            500,000           425,315          425,315           500,000
  49            1,249,348         0 (5)              0 (5)            500,000           442,803          442,803           500,000
  50            1,318,460         0 (5)              0 (5)            500,000           462,907          462,907           500,000
  51            1,391,029         0 (5)              0 (5)            500,000           486,185          486,185           510,495
  52            1,467,226         0 (5)              0 (5)            500,000           510,221          510,221           535,732
  53            1,547,232         0 (5)              0 (5)            500,000           534,767          534,767           561,505
  54            1,631,240         0 (5)              0 (5)            500,000           559,804          559,804           587,794
  55            1,719,447         0 (5)              0 (5)            500,000           585,304          585,304           614,569
  56            1,812,065         0 (5)              0 (5)            500,000           611,232          611,232           641,794
  57            1,909,313         0 (5)              0 (5)            500,000           639,043          639,043           664,605
  58            2,011,425         0 (5)              0 (5)            500,000           669,077          669,077           689,149
  59            2,118,641         0 (5)              0 (5)            500,000           701,740          701,740           715,775
  60            2,231,219         0 (5)              0 (5)            500,000           737,520          737,520           744,895
  61            2,349,425         0 (5)              0 (5)            500,000           777,104          777,104           777,104
  62            2,473,542         0 (5)              0 (5)            500,000           818,480          818,480           818,480
  63            2,603,864         0 (5)              0 (5)            500,000           861,729          861,729           861,729
  64            2,740,703         0 (5)              0 (5)            500,000           906,937          906,937           906,937
  65            2,884,384         0 (5)              0 (5)            500,000           954,191          954,191           954,191


                                          12% Hypothetical
                                       Gross Investment Return
                    ------------------------------------------------------
 End Of                Policy          Cash Surrender               Death
 Policy                Value            Value (3)(4)               Benefit
 Year (1)
   1                    4,933                 279                  500,000
   2                   10,641               5,871                  500,000
   3                   16,873              10,351                  500,000
   4                   23,677              17,208                  500,000
   5                   31,104              24,683                  500,000
   6                   39,214              33,094                  500,000
   7                   48,065              42,245                  500,000
   8                   57,737              52,217                  500,000
   9                   68,304              63,300                  500,000
  10                   79,861              75,798                  500,000
  11                   92,499              89,249                  500,000
  12                  106,327             103,890                  500,000
  13                  121,469             119,844                  500,000
  14                  138,061             137,249                  500,000
  15                  156,252             156,252                  500,000
  16                  176,214             176,214                  500,000
  17                  198,126             198,126                  500,000
  18                  222,193             222,193                  500,000
  19                  248,652             248,652                  500,000
  20                  277,767             277,767                  500,000
  21                  309,849             309,849                  500,000
  22                  345,253             345,253                  504,069
  23                  384,192             384,192                  545,552
  24                  426,845             426,845                  589,046
  25                  473,585             473,585                  634,604
  26                  527,200             527,200                  685,360
  27                  586,126             586,126                  750,241
  28                  650,883             650,883                  820,113
  29                  722,048             722,048                  895,339
  30                  800,260             800,260                  976,318
  31                  886,244             886,244                1,063,493
  32                  980,593             980,593                1,166,905
  33                1,084,106           1,084,106                1,279,246
  34                1,197,673           1,197,673                1,401,277
  35                1,322,262           1,322,262                1,533,824
  36                1,459,312           1,459,312                1,678,209
  37                1,610,237           1,610,237                1,819,568
  38                1,776,627           1,776,627                1,972,056
  39                1,960,345           1,960,345                2,136,776
  40                2,163,608           2,163,608                2,315,061
  41                2,389,096           2,389,096                2,508,551
  42                2,636,578           2,636,578                2,768,407
  43                2,908,064           2,908,064                3,053,467
  44                3,205,738           3,205,738                3,366,025
  45                3,531,934           3,531,934                3,708,531
  46                3,889,113           3,889,113                4,083,569
  47                4,279,861           4,279,861                4,493,854
  48                4,706,860           4,706,860                4,942,203
  49                5,172,897           5,172,897                5,431,542
  50                5,680,934           5,680,934                5,964,981
  51                6,234,148           6,234,148                6,545,856
  52                6,835,955           6,835,955                7,177,753
  53                7,489,992           7,489,992                7,864,492
  54                8,200,205           8,200,205                8,610,216
  55                8,970,691           8,970,691                9,419,226
  56                9,805,661           9,805,661               10,295,944
  57               10,734,634          10,734,634               11,164,019
  58               11,772,759          11,772,759               12,125,942
  59               12,938,422          12,938,422               13,197,191
  60               14,254,096          14,254,096               14,396,637
  61               15,749,382          15,749,382               15,749,382
  62               17,400,840          17,400,840               17,400,840
  63               19,224,780          19,224,780               19,224,780
  64               21,239,218          21,239,218               21,239,218
  65               23,464,050          23,464,050               23,464,050

* Note that the second tier Death Benefit Guarantee Premium level of $6,329 is paid from age 70.

  (1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

  (2) Assumes net interest of 5% compounded annually.

  (3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 5 Policy Years. Provided the Cumulative Premium Test or the Fund Value Test has been and continues to be met, the Death Benefit Guarantee will keep the Policy in force on all policies for the first three years and until age 100 on Policies issued and maintained with a minimum face amount of $250,000 and Death Benefit Option 1; to age 85 on policies issued and maintained with a face amount of at least $250,000 and if Death benefit Option 2 is selected at any time.

  (4) Cash Surrender Value for the first two years reflects sales charge limitations imposed by the S.E.C.

  (5) In the absence of additional premium payments, the Policy will lapse, unless the Death Benefit Guarantee is in effect.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only, and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                     MALE NON-SMOKER ISSUE AGE 35 (STANDARD)
                   $500,000 FACE AMOUNT DEATH BENEFIT OPTION 2
                         $7,450 ANNUAL PLANNED PREMIUM*
                            ASSUMING CURRENT CHARGES


                                                       0% Hypothetical                              6% Hypothetical
                                                   Gross Investment Return                     Gross Investment Return
                                        -------------------------------------------     --------------------------------------

End Of            Accumulated            Policy             Cash             Death        Policy          Cash          Death
Policy              Premiums             Value            Surrender         Benefit        Value        Surrender      Benefit
Year (1)               (2)                                  Value                                         Value
                                                           (3)(4)                                         (3)(4)
   1                 7,823                6,068               931           506,068         6,467          1,329       506,467
   2                16,036               12,280             7,143           512,280        13,460          8,322       513,460
   3                24,660               18,325            11,803           518,325        20,681         14,159       520,681
   4                33,716               24,201            17,732           524,201        28,135         21,666       528,135
   5                43,224               29,897            23,477           529,897        35,818         29,397       535,818
   6                53,208               35,442            29,321           535,442        43,763         37,643       543,763
   7                63,691               40,796            34,976           540,796        51,939         46,119       551,939
   8                74,698               45,963            40,443           545,963        60,356         54,835       560,356
   9                86,255               50,935            45,932           550,935        69,010         64,006       569,010
  10                98,391               55,715            51,652           555,715        77,911         73,848       577,911
  11               111,133               60,301            57,051           560,301        87,063         83,813       587,063
  12               124,512               64,672            62,234           564,672        96,452         94,014       596,452
  13               138,560               68,827            67,202           568,827       106,081        104,456       606,081
  14               153,310               72,758            71,945           572,758       115,948        115,136       615,948
  15               168,798               76,450            76,450           576,450       126,045        126,045       626,045
  16               185,061               79,898            79,898           579,898       136,367        136,367       636,367
  17               202,136               83,069            83,069           583,069       146,888        146,888       646,888
  18               220,066               85,968            85,968           585,968       157,616        157,616       657,616
  19               238,891               88,571            88,571           588,571       168,529        168,529       668,529
  20               258,658               90,997            90,997           590,997       179,750        179,750       679,750
  21               279,414               93,247            93,247           593,247       191,292        191,292       691,292
  22               301,207               95,113            95,113           595,113       202,947        202,947       702,947
  23               324,090               96,583            96,583           596,583       214,702        214,702       714,702
  24               348,117               97,635            97,635           597,635       226,531        226,531       726,531
  25               373,345               98,229            98,229           598,229       238,387        238,387       738,387
  26               399,835               98,778            98,778           598,778       251,359        251,359       751,359
  27               427,649               98,772            98,772           598,772       264,355        264,355       764,355
  28               456,854               98,144            98,144           598,144       277,296        277,296       777,296
  29               487,519               96,817            96,817           596,817       290,093        290,093       790,093
  30               519,718               95,455            95,455           595,455       303,415        303,415       803,415
  31               553,526               94,042            94,042           594,042       317,266        317,266       817,266
  32               589,025               91,858            91,858           591,858       330,929        330,929       830,929
  33               626,299               88,855            88,855           588,855       344,334        344,334       844,334
  34               665,436               84,980            84,980           584,980       357,403        357,403       857,403
  35               706,531               80,161            80,161           580,161       370,034        370,034       870,034
  36               751,234               75,574            75,574           575,574       383,447        383,447       883,447
  37               798,172               69,376            69,376           569,376       395,740        395,740       895,740
  38               847,457               61,727            61,727           561,727       407,002        407,002       907,002
  39               899,206               51,957            51,957           551,957       416,475        416,475       916,475
  40               953,543               40,286            40,286           540,286       424,276        424,276       924,276
  41             1,010,597               25,138            25,138           525,138       428,673        428,673       928,673
  42             1,070,503                6,116             6,116           506,116       429,053        429,053       929,053
  43             1,133,405                0 (5)             0 (5)           500,000       426,594        426,594       926,594
  44             1,199,451                0 (5)             0 (5)           500,000       421,058        421,058       921,058
  45             1,268,801                0 (5)             0 (5)           500,000       412,127        412,127       912,127
  46             1,341,617                0 (5)             0 (5)           500,000       399,341        399,341       899,341
  47             1,418,074                0 (5)             0 (5)           500,000       382,135        382,135       882,135
  48             1,498,355                0 (5)             0 (5)           500,000       359,804        359,804       859,804
  49             1,582,649                0 (5)             0 (5)           500,000       331,571        331,571       831,571
  50             1,671,158                0 (5)             0 (5)           500,000       296,766        296,766       796,766
  51             1,764,092                0 (5)             0 (5)             0 (5)       260,329        260,329       760,329
  52             1,861,673                                                                221,900        221,900       721,900
  53             1,964,133                                                                181,694        181,694       681,694
  54             2,071,717                                                                139,545        139,545       639,545
  55             2,184,679                                                                 95,316         95,316       595,316
  56             2,303,289                                                                 46,995         46,995       546,995
  57             2,427,830                                                                  0 (5)          0 (5)         0 (5)
  58             2,558,598
  59             2,695,905
  60             2,840,077
  61             2,991,457
  62             3,150,406
  63             3,317,303
  64             3,492,545
  65             3,676,548



                                   12% Hypothetical
                                Gross Investment Return
                   --------------------------------------------
End Of               Policy        Cash Surrender        Death
Policy               Value             Value            Benefit
Year (1)                               (3)(4)
   1                  6,866             1,729           506,866
   2                 14,687             9,550           514,687
   3                 23,230            16,708           523,230
   4                 32,559            26,090           532,559
   5                 42,741            36,321           542,741
   6                 53,885            47,765           553,885
   7                 66,044            60,223           566,044
   8                 79,317            73,797           579,317
   9                 93,804            88,800           593,804
  10                109,624           105,562           609,624
  11                126,905           123,655           626,905
  12                145,767           143,329           645,767
  13                166,360           164,735           666,360
  14                188,844           188,031           688,844
  15                213,388           213,388           713,388
  16                240,185           240,185           740,185
  17                269,421           269,421           769,421
  18                301,338           301,338           801,338
  19                336,172           336,172           836,172
  20                374,333           374,333           874,333
  21                416,151           416,151           916,151
  22                461,764           461,764           961,764
  23                511,530           511,530         1,011,530
  24                565,831           565,831         1,065,831
  25                625,067           625,067         1,125,067
  26                692,800           692,800         1,192,800
  27                767,025           767,025         1,267,025
  28                848,340           848,340         1,348,340
  29                937,396           937,396         1,437,396
  30              1,035,696         1,035,696         1,535,696
  31              1,144,187         1,144,187         1,644,187
  32              1,263,169         1,263,169         1,763,169
  33              1,393,675         1,393,675         1,893,675
  34              1,536,838         1,536,838         2,036,838
  35              1,693,893         1,693,893         2,193,893
  36              1,867,608         1,867,608         2,367,608
  37              2,057,686         2,057,686         2,557,686
  38              2,265,981         2,265,981         2,765,981
  39              2,493,662         2,493,662         2,993,662
  40              2,742,956         2,742,956         3,242,956
  41              3,014,415         3,014,415         3,514,415
  42              3,309,881         3,309,881         3,809,881
  43              3,633,263         3,633,263         4,133,263
  44              3,987,362         3,987,362         4,487,362
  45              4,375,205         4,375,205         4,875,205
  46              4,800,000         4,800,000         5,300,000
  47              5,265,201         5,265,201         5,765,201
  48              5,774,511         5,774,511         6,274,511
  49              6,331,974         6,331,974         6,831,974
  50              6,942,203         6,942,203         7,442,203
  51              7,616,110         7,616,110         8,116,110
  52              8,360,048         8,360,048         8,860,048
  53              9,181,647         9,181,647         9,681,647
  54             10,088,912        10,088,912        10,593,358
  55             11,087,320        11,087,320        11,641,686
  56             12,181,083        12,181,083        12,790,137
  57             13,393,130        13,393,130        13,928,856
  58             14,728,518        14,728,518        15,228,518
  59             16,200,775        16,200,775        16,700,775
  60             17,826,319        17,826,319        18,326,319
  61             19,619,738        19,619,738        20,119,738
  62             21,587,538        21,587,538        22,087,538
  63             23,738,205        23,738,205        24,238,205
  64             26,071,385        26,071,385        26,571,385
  65             28,567,246        28,567,246        29,067,246

* Note that the second tier Death Benefit Guarantee Premium level of $8,930 is paid from age 70.

  (1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

  (2) Assumes net interest of 5% compounded annually.

  (3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 5 Policy Years. Provided the Cumulative Premium Test or the Fund Value Test has been and continues to be met, the Death Benefit Guarantee will keep the Policy in force on all policies for the first three years and until age 100 on Policies issued and maintained with a minimum face amount of $250,000 and Death Benefit Option 1; to age 85 on policies issued and maintained with a face amount of at least $250,000 and if Death benefit Option 2 is selected at any time.

  (4) Cash Surrender Value for the first two years reflects sales charge limitations imposed by the S.E.C.

  (5) Provided the Death Benefit Guarantee has been in effect, the Policy will have been kept in force until the end of the policy year in which the life insured reached attained age 85, at which time the Death Benefit Guarantee will expire and in the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only, and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                     MALE NON-SMOKER ISSUE AGE 35 (STANDARD)
                   $500,000 FACE AMOUNT DEATH BENEFIT OPTION 2
                         $7,450 ANNUAL PLANNED PREMIUM*
                            ASSUMING MAXIMUM CHARGES


                                                0% Hypothetical                                     6% Hypothetical
                                            Gross Investment Return                             Gross Investment Return
                                -------------------------------------------         -------------------------------------------

End Of        Accumulated          Policy            Cash             Death           Policy            Cash               Death
Policy          Premiums            Value          Surrender         Benefit          Value           Surrender           Benefit
Year (1)          (2)                                Value                                              Value
                                                     (3)(4)                                             (3)(4)
   1              7,823             5,740               603          505,740           6,121               984            506,121
   2             16,036            11,633             6,496          511,633          12,757             7,620            512,757
   3             24,660            17,364            10,842          517,364          19,606            13,084            519,606
   4             33,716            22,930            16,461          522,930          26,672            20,203            526,672
   5             43,224            28,326            21,905          528,326          33,953            27,533            533,953
   6             53,208            33,548            27,428          533,548          41,453            35,333            541,453
   7             63,691            38,586            32,765          538,586          49,166            43,345            549,166
   8             74,698            43,442            37,922          543,442          57,100            51,579            557,100
   9             86,255            48,106            43,103          548,106          65,248            60,245            565,248
  10             98,391            52,581            48,518          552,581          73,621            69,558            573,621
  11            111,133            56,850            53,600          556,850          82,206            78,956            582,206
  12            124,512            60,908            58,470          560,908          91,002            88,564            591,002
  13            138,560            64,748            63,123          564,748         100,006            98,381            600,006
  14            153,310            68,365            67,553          568,365         109,219           108,406            609,219
  15            168,798            71,743            71,743          571,743         118,626           118,626            618,626
  16            185,061            74,876            74,876          574,876         128,227           128,227            628,227
  17            202,136            77,735            77,735          577,735         137,994           137,994            637,994
  18            220,066            80,289            80,289          580,289         147,896           147,896            647,896
  19            238,891            82,515            82,515          582,515         157,910           157,910            657,910
  20            258,658            84,374            84,374          584,374         167,994           167,994            667,994
  21            279,414            85,839            85,839          585,839         178,115           178,115            678,115
  22            301,207            86,877            86,877          586,877         188,234           188,234            688,234
  23            324,090            87,471            87,471          587,471         198,325           198,325            698,325
  24            348,117            87,595            87,595          587,595         208,352           208,352            708,352
  25            373,345            87,199            87,199          587,199         218,251           218,251            718,251
  26            399,835            86,636            86,636          586,636         228,999           228,999            728,999
  27            427,649            85,439            85,439          585,439         239,571           239,571            739,571
  28            456,854            83,526            83,526          583,526         249,865           249,865            749,865
  29            487,519            80,803            80,803          580,803         259,762           259,762            759,762
  30            519,718            77,173            77,173          577,173         269,132           269,132            769,132
  31            553,526            72,549            72,549          572,549         277,848           277,848            777,848
  32            589,025            66,866            66,866          566,866         285,800           285,800            785,800
  33            626,299            60,045            60,045          560,045         292,855           292,855            792,855
  34            665,436            52,012            52,012          552,012         298,882           298,882            798,882
  35            706,531            42,666            42,666          542,666         303,710           303,710            803,710
  36            751,234            33,249            33,249          533,249         308,589           308,589            808,589
  37            798,172            22,142            22,142          522,142         311,810           311,810            811,810
  38            847,457             9,086             9,086          509,086         313,006           313,006            813,006
  39            899,206             0 (5)             0 (5)          500,000         311,763           311,763            811,763
  40            953,543             0 (5)             0 (5)          500,000         307,666           307,666            807,666
  41         1,010,597              0 (5)             0 (5)          500,000         300,380           300,380            800,380
  42         1,070,503              0 (5)             0 (5)          500,000         289,568           289,568            789,568
  43         1,133,405              0 (5)             0 (5)          500,000         274,905           274,905            774,905
  44         1,199,451              0 (5)             0 (5)          500,000         256,091           256,091            756,091
  45         1,268,801              0 (5)             0 (5)          500,000         232,723           232,723            732,723
  46         1,341,617              0 (5)             0 (5)          500,000         204,236           204,236            704,236
  47         1,418,074              0 (5)             0 (5)          500,000         169,940           169,940            669,940
  48         1,498,355              0 (5)             0 (5)          500,000         128,984           128,984            628,984
  49         1,582,649              0 (5)             0 (5)          500,000          80,418            80,418            580,418
  50         1,671,158              0 (5)             0 (5)          500,000          23,362            23,362            523,362
  51         1,764,092              0 (5)             0 (5)            0 (5)           0 (5)             0 (5)              0 (5)
  52         1,861,673
  53         1,964,133
  54         2,071,717
  55         2,184,679
  56         2,303,289
  57         2,427,830
  58         2,558,598
  59         2,695,905
  60         2,840,077
  61         2,991,457
  62         3,150,406
  63         3,317,303
  64         3,492,545
  65         3,676,548



                            12% Hypothetical
                         Gross Investment Return
                ------------------------------------------
End Of            Policy        Cash                Death
Policy            Value       Surrender            Benefit
Year (1)                        Value
                                (3)(4)
   1               6,503         1,366             506,503
   2              13,927         8,790             513,927
   3              22,032        15,510             522,032
   4              30,880        24,411             530,880
   5              40,535        34,115             540,535
   6              51,071        44,951             551,071
   7              62,561        56,741             562,561
   8              75,100        69,580             575,100
   9              88,776        83,772             588,776
  10             103,702        99,639             603,702
  11             119,981       116,731             619,981
  12             137,738       135,301             637,738
  13             157,110       155,484             657,110
  14             178,245       177,433             678,245
  15             201,300       201,300             701,300
  16             226,453       226,453             726,453
  17             253,878       253,878             753,878
  18             283,763       283,763             783,763
  19             316,322       316,322             816,322
  20             351,773       351,773             851,773
  21             390,367       390,367             890,367
  22             432,375       432,375             932,375
  23             478,111       478,111             978,111
  24             527,908       527,908           1,027,908
  25             582,107       582,107           1,082,107
  26             643,993       643,993           1,143,993
  27             711,659       711,659           1,211,659
  28             785,612       785,612           1,285,612
  29             866,400       866,400           1,366,400
  30             954,621       954,621           1,454,621
  31           1,050,945     1,050,945           1,550,945
  32           1,156,134     1,156,134           1,656,134
  33           1,271,015     1,271,015           1,771,015
  34           1,396,504     1,396,504           1,896,504
  35           1,533,584     1,533,584           2,033,584
  36           1,684,847     1,684,847           2,184,847
  37           1,849,971     1,849,971           2,349,971
  38           2,030,105     2,030,105           2,530,105
  39           2,226,483     2,226,483           2,726,483
  40           2,440,487     2,440,487           2,940,487
  41           2,673,747     2,673,747           3,173,747
  42           2,928,076     2,928,076           3,428,076
  43           3,205,504     3,205,504           3,705,504
  44           3,508,312     3,508,312           4,008,312
  45           3,838,930     3,838,930           4,338,930
  46           4,199,895     4,199,895           4,699,895
  47           4,593,902     4,593,902           5,093,902
  48           5,023,797     5,023,797           5,523,797
  49           5,492,660     5,492,660           5,992,660
  50           6,004,007     6,004,007           6,504,007
  51           6,561,871     6,561,871           7,061,871
  52           7,170,843     7,170,843           7,670,843
  53           7,836,053     7,836,053           8,336,053
  54           8,563,318     8,563,318           9,063,318
  55           9,358,962     9,358,962           9,858,962
  56          10,229,584    10,229,584          10,741,063
  57          11,183,178    11,183,178          11,683,178
  58          12,227,468    12,227,468          12,727,468
  59          13,370,889    13,370,889          13,870,889
  60          14,621,089    14,621,089          15,121,089
  61          15,983,806    15,983,806          16,483,806
  62          17,460,116    17,460,116          17,960,116
  63          19,040,273    19,040,273          19,540,273
  64          20,691,894    20,691,894          21,191,894
  65          22,335,999    22,335,999          22,835,999

* Note that the second tier Death Benefit Guarantee Premium level of $8,930 is paid from age 70.

  (1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

  (2) Assumes net interest of 5% compounded annually.

  (3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 5 Policy Years. Provided the Cumulative Premium Test or the Fund Value Test has been and continues to be met, the Death Benefit Guarantee will keep the Policy in force on all policies for the first three years and until age 100 on Policies issued and maintained with a minimum face amount of $250,000 and Death Benefit Option 1; to age 85 on policies issued and maintained with a face amount of at least $250,000 and if Death benefit Option 2 is selected at any time.

  (4) Cash Surrender Value for the first two years reflects sales charge limitations imposed by the S.E.C.

  (5) Provided the Death Benefit Guarantee has been in effect, the Policy will have been kept in force until the end of the policy year in which the life insured reached attained age 85, at which time the Death Benefit Guarantee will expire and in the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only, and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                     MALE NON-SMOKER ISSUE AGE 55 (STANDARD)
                   $500,000 FACE AMOUNT DEATH BENEFIT OPTION 1
                         $15,095 ANNUAL PLANNED PREMIUM*
                            ASSUMING CURRENT CHARGES


                                               0% Hypothetical                                       6% Hypothetical
                                            Gross Investment Return                              Gross Investment Return
                                   ----------------------------------------         -------------------------------------------
End Of            Accumulated        Policy           Cash           Death            Policy           Cash                Death
Policy              Premiums         Value          Surrender       Benefit           Value          Surrender            Benefit
Year (1)              (2)                             Value                                            Value
                                                      (3)(4)                                           (3)(4)
  1                  15,850          10,718            3,338        500,000           11,479            4,098             500,000
  2                  32,492          21,325           12,807        500,000           23,520           15,002             500,000
  3                  49,966          31,485           15,571        500,000           35,807           19,892             500,000
  4                  68,314          41,479           25,894        500,000           48,636           33,051             500,000
  5                  87,580          51,327           36,089        500,000           62,056           46,817             500,000
  6                 107,809          61,007           47,267        500,000           76,072           62,332             500,000
  7                 129,049          70,361           60,055        500,000           90,559           80,253             500,000
  8                 151,351          79,323           72,452        500,000          105,481           98,610             500,000
  9                 174,768          87,943           84,508        500,000          120,915          117,479             500,000
 10                 199,356          96,221           96,221        500,000          136,896          136,896             500,000
 11                 225,174         104,822          104,822        500,000          154,336          154,336             500,000
 12                 252,282         113,340          113,340        500,000          172,734          172,734             500,000
 13                 280,746         121,739          121,739        500,000          192,117          192,117             500,000
 14                 310,633         129,648          129,648        500,000          212,248          212,248             500,000
 15                 342,015         137,043          137,043        500,000          233,192          233,192             500,000
 16                 375,572         144,218          144,218        500,000          255,453          255,453             500,000
 17                 410,807         150,628          150,628        500,000          278,610          278,610             500,000
 18                 447,805         156,173          156,173        500,000          302,755          302,755             500,000
 19                 486,651         160,094          160,094        500,000          327,665          327,665             500,000
 20                 527,441         161,054          161,054        500,000          353,017          353,017             500,000
 21                 570,269         158,682          158,682        500,000          379,204          379,204             500,000
 22                 615,239         153,412          153,412        500,000          407,040          407,040             500,000
 23                 662,458         145,966          145,966        500,000          437,384          437,384             500,000
 24                 712,038         136,073          136,073        500,000          470,865          470,865             500,000
 25                 764,096         123,350          123,350        500,000          506,594          506,594             531,924
 26                 818,758         107,228          107,228        500,000          543,622          543,622             570,803
 27                 876,152          86,931           86,931        500,000          581,953          581,953             611,051
 28                 936,416          61,388           61,388        500,000          621,582          621,582             652,661
 29                 999,694          29,189           29,189        500,000          662,489          662,489             695,614
 30               1,066,135           0 (5)            0 (5)        500,000          704,660          704,660             739,893
 31               1,135,899           0 (5)            0 (5)        500,000          748,481          748,481             785,905
 32               1,209,150           0 (5)            0 (5)        500,000          793,996          793,996             833,696
 33               1,286,064           0 (5)            0 (5)        500,000          841,292          841,292             883,357
 34               1,366,824           0 (5)            0 (5)        500,000          890,433          890,433             934,954
 35               1,451,622           0 (5)            0 (5)        500,000          941,483          941,483             988,557
 36               1,540,660           0 (5)            0 (5)        500,000          994,330          994,330           1,044,047
 37               1,634,149           0 (5)            0 (5)        500,000        1,050,146        1,050,146           1,092,152
 38               1,732,314           0 (5)            0 (5)        500,000        1,109,316        1,109,316           1,142,595
 39               1,835,386           0 (5)            0 (5)        500,000        1,172,420        1,172,420           1,195,868
 40               1,943,612           0 (5)            0 (5)        500,000        1,239,963        1,239,963           1,252,362
 41               2,057,249           0 (5)            0 (5)        500,000        1,312,362        1,312,362           1,312,362
 42               2,176,568           0 (5)            0 (5)        500,000        1,388,038        1,388,038           1,388,038
 43               2,301,853           0 (5)            0 (5)        500,000        1,467,141        1,467,141           1,467,141
 44               2,433,403           0 (5)            0 (5)        500,000        1,549,825        1,549,825           1,549,825
 45               2,571,529           0 (5)            0 (5)        500,000        1,636,253        1,636,253           1,636,253



                                    12% Hypothetical
                                 Gross Investment Return
                    ----------------------------------------------
End Of               Policy              Cash              Death
Policy               Value             Surrender           Benefit
Year (1)                                 Value
                                         (3)(4)
  1                  12,242               4,861            500,000
  2                  25,810              17,293            500,000
  3                  40,498              24,583            500,000
  4                  56,720              41,135            500,000
  5                  74,666              59,427            500,000
  6                  94,503              80,763            500,000
  7                 116,291             105,985            500,000
  8                 140,197             133,327            500,000
  9                 166,525             163,090            500,000
 10                 195,573             195,573            500,000
 11                 228,860             228,860            500,000
 12                 266,037             266,037            500,000
 13                 307,557             307,557            500,000
 14                 353,782             353,782            500,000
 15                 405,394             405,394            500,000
 16                 463,607             463,607            533,148
 17                 527,816             527,816            596,432
 18                 598,611             598,611            664,458
 19                 676,609             676,609            737,503
 20                 762,479             762,479            815,853
 21                 857,279             857,279            900,143
 22                 961,338             961,338          1,009,405
 23               1,075,647           1,075,647          1,129,429
 24               1,201,162           1,201,162          1,261,220
 25               1,338,912           1,338,912          1,405,858
 26               1,489,994           1,489,994          1,564,493
 27               1,655,569           1,655,569          1,738,347
 28               1,836,861           1,836,861          1,928,704
 29               2,035,158           2,035,158          2,136,916
 30               2,251,851           2,251,851          2,364,443
 31               2,489,783           2,489,783          2,614,272
 32               2,750,957           2,750,957          2,888,505
 33               3,037,725           3,037,725          3,189,612
 34               3,352,566           3,352,566          3,520,195
 35               3,698,206           3,698,206          3,883,116
 36               4,076,885           4,076,885          4,280,729
 37               4,496,485           4,496,485          4,676,344
 38               4,962,559           4,962,559          5,111,435
 39               5,482,241           5,482,241          5,591,886
 40               6,063,215           6,063,215          6,123,848
 41               6,713,658           6,713,658          6,713,658
 42               7,432,035           7,432,035          7,432,035
 43               8,225,440           8,225,440          8,225,440
 44               9,101,712           9,101,712          9,101,712
 45              10,069,503          10,069,503         10,069,503

* Note that the second tier Death Benefit Guarantee Premium level of $15,673 is paid from age 70.

  (1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

  (2) Assumes net interest of 5% compounded annually.

  (3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 5 Policy Years. Provided the Cumulative Premium Test or the Fund Value Test has been and continues to be met, the Death Benefit Guarantee will keep the Policy in force on all policies for the first three years and until age 100 on Policies issued and maintained with a minimum face amount of $250,000 and Death Benefit Option 1; to age 85 on policies issued and maintained with a face amount of at least $250,000 and if Death benefit Option 2 is selected at any time.

  (4) Cash Surrender Value for the first two years reflects sales charge limitations imposed by the S.E.C.

  (5) In the absence of additional premium payments, the Policy will lapse, unless the Death Benefit Guarantee is in effect.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only, and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                     MALE NON-SMOKER ISSUE AGE 55 (STANDARD)
                   $500,000 FACE AMOUNT DEATH BENEFIT OPTION 1
                         $15,095 ANNUAL PLANNED PREMIUM*
                            ASSUMING MAXIMUM CHARGES


                                                   0% Hypothetical                                  6% Hypothetical
                                               Gross Investment Return                           Gross Investment Return
                                   -------------------------------------------          ---------------------------------------
End Of          Accumulated          Policy           Cash              Death            Policy          Cash             Death
Policy            Premiums           Value          Surrender          Benefit           Value         Surrender         Benefit
Year (1)             (2)                              Value                                              Value
                                                      (3)(4)                                             (3)(4)
   1               15,850            10,042            2,661           500,000           10,766           3,385          500,000
   2               32,492            19,892           11,375           500,000           21,970          13,452          500,000
   3               49,966            29,246           13,332           500,000           33,320          17,405          500,000
   4               68,314            38,093           22,507           500,000           44,810          29,225          500,000
   5               87,580            46,398           31,159           500,000           56,416          41,178          500,000
   6              107,809            54,130           40,390           500,000           68,116          54,376          500,000
   7              129,049            61,256           50,950           500,000           79,886          69,580          500,000
   8              151,351            67,718           60,847           500,000           91,688          84,817          500,000
   9              174,768            73,450           70,014           500,000          103,472         100,037          500,000
  10              199,356            78,380           78,380           500,000          115,192         115,192          500,000
  11              225,174            82,843           82,843           500,000          127,414         127,414          500,000
  12              252,282            86,411           86,411           500,000          139,619         139,619          500,000
  13              280,746            89,013           89,013           500,000          151,795         151,795          500,000
  14              310,633            90,579           90,579           500,000          163,939         163,939          500,000
  15              342,015            91,004           91,004           500,000          176,036         176,036          500,000
  16              375,572            90,690           90,690           500,000          188,638         188,638          500,000
  17              410,807            88,873           88,873           500,000          201,134         201,134          500,000
  18              447,805            85,270           85,270           500,000          213,442         213,442          500,000
  19              486,651            79,534           79,534           500,000          225,473         225,473          500,000
  20              527,441            71,278           71,278           500,000          237,159         237,159          500,000
  21              570,269            60,134           60,134           500,000          248,495         248,495          500,000
  22              615,239            45,662           45,662           500,000          259,487         259,487          500,000
  23              662,458            27,347           27,347           500,000          270,162         270,162          500,000
  24              712,038             4,584            4,584           500,000          280,576         280,576          500,000
  25              764,096             0 (5)            0 (5)           500,000          290,750         290,750          500,000
  26              818,758             0 (5)            0 (5)           500,000          300,663         300,663          500,000
  27              876,152             0 (5)            0 (5)           500,000          310,264         310,264          500,000
  28              936,416             0 (5)            0 (5)           500,000          319,464         319,464          500,000
  29              999,694             0 (5)            0 (5)           500,000          328,162         328,162          500,000
  30            1,066,135             0 (5)            0 (5)           500,000          336,294         336,294          500,000
  31            1,135,899             0 (5)            0 (5)           500,000          343,839         343,839          500,000
  32            1,209,150             0 (5)            0 (5)           500,000          350,809         350,809          500,000
  33            1,286,064             0 (5)            0 (5)           500,000          357,221         357,221          500,000
  34            1,366,824             0 (5)            0 (5)           500,000          363,122         363,122          500,000
  35            1,451,622             0 (5)            0 (5)           500,000          368,522         368,522          500,000
  36            1,540,660             0 (5)            0 (5)           500,000          373,388         373,388          500,000
  37            1,634,149             0 (5)            0 (5)           500,000          377,620         377,620          500,000
  38            1,732,314             0 (5)            0 (5)           500,000          380,999         380,999          500,000
  39            1,835,386             0 (5)            0 (5)           500,000          383,101         383,101          500,000
  40            1,943,612             0 (5)            0 (5)           500,000          382,860         382,860          500,000
  41            2,057,249             0 (5)            0 (5)           500,000          377,881         377,881          500,000
  42            2,176,568             0 (5)            0 (5)           500,000          362,421         362,421          500,000
  43            2,301,853             0 (5)            0 (5)           500,000          320,390         320,390          500,000
  44            2,433,403             0 (5)            0 (5)           500,000          194,409         194,409          500,000
  45            2,571,529             0 (5)            0 (5)           500,000            0 (5)           0 (5)          500,000



                             12% Hypothetical
                           Gross Investment Return
               ----------------------------------------------
End Of            Policy            Cash               Death
Policy            Value           Surrender           Benefit
Year (1)                            Value
                                    (3)(4)
   1              11,492             4,111            500,000
   2              24,138            15,621            500,000
   3              37,744            21,829            500,000
   4              52,405            36,820            500,000
   5              68,214            52,976            500,000
   6              85,281            71,541            500,000
   7             103,737            93,431            500,000
   8             123,719           116,849            500,000
   9             145,389           141,953            500,000
  10             168,944           168,944            500,000
  11             195,548           195,548            500,000
  12             224,874           224,874            500,000
  13             257,367           257,367            500,000
  14             293,580           293,580            500,000
  15             334,178           334,178            500,000
  16             380,608           380,608            500,000
  17             433,354           433,354            500,000
  18             492,795           492,795            547,003
  19             558,372           558,372            608,625
  20             630,845           630,845            675,005
  21             711,136           711,136            746,693
  22             799,301           799,301            839,266
  23             896,064           896,064            940,867
  24           1,002,209         1,002,209          1,052,319
  25           1,118,575         1,118,575          1,174,504
  26           1,246,050         1,246,050          1,308,353
  27           1,385,569         1,385,569          1,454,847
  28           1,538,102         1,538,102          1,615,007
  29           1,704,661         1,704,661          1,789,894
  30           1,886,319         1,886,319          1,980,635
  31           2,084,226         2,084,226          2,188,438
  32           2,299,616         2,299,616          2,414,597
  33           2,533,802         2,533,802          2,660,492
  34           2,788,207         2,788,207          2,927,617
  35           3,064,309         3,064,309          3,217,524
  36           3,363,630         3,363,630          3,531,812
  37           3,696,412         3,696,412          3,844,268
  38           4,068,018         4,068,018          4,190,059
  39           4,484,964         4,484,964          4,574,663
  40           4,955,213         4,955,213          5,004,765
  41           5,489,246         5,489,246          5,489,246
  42           6,079,055         6,079,055          6,079,055
  43           6,730,466         6,730,466          6,730,466
  44           7,449,911         7,449,911          7,449,911
  45           8,244,497         8,244,497          8,244,497

* Note that the second tier Death Benefit Guarantee Premium level of $15,673 is paid from age 70.

  (1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

  (2) Assumes net interest of 5% compounded annually.

  (3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 5 Policy Years. Provided the Cumulative Premium Test or the Fund Value Test has been and continues to be met, the Death Benefit Guarantee will keep the Policy in force on all policies for the first three years and until age 100 on Policies issued and maintained with a minimum face amount of $250,000 and Death Benefit Option 1; to age 85 on policies issued and maintained with a face amount of at least $250,000 and if Death benefit Option 2 is selected at any time.

  (4) Cash Surrender Value for the first two years reflects sales charge limitations imposed by the S.E.C.

  (5) In the absence of additional premium payments, the Policy will lapse, unless the Death Benefit Guarantee is in effect.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only, and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                     MALE NON-SMOKER ISSUE AGE 55 (STANDARD)
                   $500,000 FACE AMOUNT DEATH BENEFIT OPTION 2
                         $17,920 ANNUAL PLANNED PREMIUM
                            ASSUMING CURRENT CHARGES


                                                 0% Hypothetical                                  6% Hypothetical
                                              Gross Investment Return                         Gross Investment Return
                                  ---------------------------------------------    -------------------------------------------

End Of         Accumulated          Policy             Cash              Death         Policy          Cash             Death
Policy           Premiums           Value            Surrender          Benefit        Value         Surrender         Benefit
Year (1)           (2)                                 Value                                           Value
                                                       (3)(4)                                          (3)(4)
   1              18,816            13,395              5,019           513,395        14,316           5,940          514,316
   2              38,573            26,534             15,595           526,534        29,202          18,263          529,202
   3              59,317            39,071             23,156           539,071        44,318          28,403          544,318
   4              81,099            51,301             35,715           551,301        59,969          44,383          559,969
   5             103,970            63,247             48,009           563,247        76,193          60,954          576,193
   6             127,985            74,886             61,146           574,886        92,984          79,244          592,984
   7             153,200            86,033             75,727           586,033       110,169          99,863          610,169
   8             179,676            96,602             89,732           596,602       127,666         120,795          627,666
   9             207,476           106,646            103,211           606,646       145,531         142,095          645,531
  10             236,666           116,157            116,157           616,157       163,759         163,759          663,759
  11             267,315           125,932            125,932           625,932       183,420         183,420          683,420
  12             299,497           135,482            135,482           635,482       203,880         203,880          703,880
  13             333,287           144,757            144,757           644,757       225,119         225,119          725,119
  14             368,768           153,249            153,249           653,249       246,645         246,645          746,645
  15             406,022           160,912            160,912           660,912       268,410         268,410          768,410
  16             445,139           167,322            167,322           667,322       289,978         289,978          789,978
  17             486,212           172,503            172,503           672,503       311,346         311,346          811,346
  18             529,339           176,288            176,288           676,288       332,314         332,314          832,314
  19             574,622           177,544            177,544           677,544       351,677         351,677          851,677
  20             622,169           174,300            174,300           674,300       367,289         367,289          867,289
  21             672,093           166,155            166,155           666,155       378,503         378,503          878,503
  22             724,514           154,038            154,038           654,038       386,008         386,008          886,008
  23             779,556           139,323            139,323           639,323       390,998         390,998          890,998
  24             837,350           121,938            121,938           621,938       393,247         393,247          893,247
  25             898,033           101,749            101,749           601,749       392,454         392,454          892,454
  26             961,751            78,498             78,498           578,498       388,174         388,174          888,174
  27           1,028,654            51,847             51,847           551,847       379,859         379,859          879,859
  28           1,098,903            21,356             21,356           521,356       366,822         366,822          866,822
  29           1,172,664             0 (5)              0 (5)           500,000       348,305         348,305          848,305
  30           1,250,113             0 (5)              0 (5)           500,000       323,654         323,654          823,654
  31           1,331,435             0 (5)              0 (5)             0 (5)       297,831         297,831          797,831
  32           1,416,823                                                              270,497         270,497          770,497
  33           1,506,480                                                              241,888         241,888          741,888
  34           1,600,620                                                              211,862         211,862          711,862
  35           1,699,467                                                              180,304         180,304          680,304
  36           1,803,256                                                              145,228         145,228          645,228
  37           1,912,235                                                              104,170         104,170          604,170
  38           2,026,663                                                               56,503          56,503          556,503
  39           2,146,812                                                                4,153           4,153          504,153
  40           2,272,969                                                                0 (5)           0 (5)            0 (5)
  41           2,405,433
  42           2,544,521
  43           2,690,563
  44           2,843,907
  45           3,004,918



                               12% Hypothetical
                            Gross Investment Return
                ----------------------------------------------
End Of            Policy            Cash               Death
Policy            Value           Surrender           Benefit
Year (1)                            Value
                                    (3)(4)
   1              15,239             6,863             515,239
   2              31,982            21,044             531,982
   3              50,007            34,092             550,007
   4              69,743            54,157             569,743
   5              91,379            76,140             591,379
   6             115,072           101,332             615,072
   7             140,827           130,521             640,827
   8             168,747           161,876             668,747
   9             199,091           195,656             699,091
  10             232,082           232,082             732,082
  11             269,430           269,430             769,430
  12             310,584           310,584             810,584
  13             355,885           355,885             855,885
  14             405,223           405,223             905,223
  15             458,955           458,955             958,955
  16             517,081           517,081           1,017,081
  17             580,064           580,064           1,080,064
  18             648,218           648,218           1,148,218
  19             720,855           720,855           1,220,855
  20             796,311           796,311           1,296,311
  21             874,386           874,386           1,374,386
  22             956,270           956,270           1,456,270
  23           1,043,764         1,043,764           1,543,764
  24           1,137,338         1,137,338           1,637,338
  25           1,237,445         1,237,445           1,737,445
  26           1,344,452         1,344,452           1,844,452
  27           1,458,675         1,458,675           1,958,675
  28           1,580,349         1,580,349           2,080,349
  29           1,709,692         1,709,692           2,209,692
  30           1,847,086         1,847,086           2,347,086
  31           1,998,773         1,998,773           2,498,773
  32           2,165,949         2,165,949           2,665,949
  33           2,350,548         2,350,548           2,850,548
  34           2,554,300         2,554,300           3,054,300
  35           2,779,156         2,779,156           3,279,156
  36           3,025,343         3,025,343           3,525,343
  37           3,292,714         3,292,714           3,792,714
  38           3,583,115         3,583,115           4,083,115
  39           3,901,243         3,901,243           4,401,243
  40           4,252,119         4,252,119           4,752,119
  41           4,637,739         4,637,739           5,137,739
  42           5,050,706         5,050,706           5,550,706
  43           5,484,149         5,484,149           5,984,149
  44           5,920,753         5,920,753           6,420,753
  45           6,321,954         6,321,954           6,821,954


  (1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

  (2) Assumes net interest of 5% compounded annually.

  (3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 5 Policy Years. Provided the Cumulative Premium Test or the Fund Value Test has been and continues to be met, the Death Benefit Guarantee will keep the Policy in force on all policies for the first three years and until age 100 on Policies issued and maintained with a minimum face amount of $250,000 and Death Benefit Option 1; to age 85 on policies issued and maintained with a face amount of at least $250,000 and if Death benefit Option 2 is selected at any time.

  (4) Cash Surrender Value for the first two years reflects sales charge limitations imposed by the S.E.C.

  (5) Provided the Death Benefit Guarantee has been in effect, the Policy will have been kept in force until the end of the policy year in which the life insured reached attained age 85, at which time the Death Benefit Guarantee will expire and in the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only, and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                     MALE NON-SMOKER ISSUE AGE 55 (STANDARD)
                   $500,000 FACE AMOUNT DEATH BENEFIT OPTION 2
                         $17,920 ANNUAL PLANNED PREMIUM
                            ASSUMING MAXIMUM CHARGES


                                                 0% Hypothetical                                 6% Hypothetical
                                             Gross Investment Return                         Gross Investment Return
                                    ---------------------------------------         ----------------------------------------

End Of          Accumulated           Policy         Cash            Death            Policy           Cash           Death
Policy            Premiums            Value        Surrender        Benefit           Value          Surrender       Benefit
Year (1)             (2)                             Value                                             Value
                                                     (3)(4)                                            (3)(4)
   1               18,816             12,622          4,246         512,622           13,500            5,124        513,500
   2               38,573             24,910         13,971         524,910           27,442           16,503        527,442
   3               59,317             36,547         20,633         536,547           41,511           25,596        541,511
   4               81,099             47,513         31,928         547,513           55,677           40,092        555,677
   5              103,970             57,759         42,520         557,759           69,883           54,644        569,883
   6              127,985             67,239         53,499         567,239           84,069           70,329        584,069
   7              153,200             75,904         65,598         575,904           98,168           87,862        598,168
   8              179,676             83,680         76,809         583,680          112,085          105,214        612,085
   9              207,476             90,478         87,043         590,478          125,705          122,270        625,705
  10              236,666             96,209         96,209         596,209          138,905          138,905        638,905
  11              267,315            101,273        101,273         601,273          152,275          152,275        652,275
  12              299,497            105,144        105,144         605,144          165,092          165,092        665,092
  13              333,287            107,744        107,744         607,744          177,232          177,232        677,232
  14              368,768            109,002        109,002         609,002          188,574          188,574        688,574
  15              406,022            108,817        108,817         608,817          198,958          198,958        698,958
  16              445,139            107,027        107,027         607,027          208,153          208,153        708,153
  17              486,212            103,440        103,440         603,440          215,885          215,885        715,885
  18              529,339             97,801         97,801         597,801          221,797          221,797        721,797
  19              574,622             89,826         89,826         589,826          225,484          225,484        725,484
  20              622,169             79,249         79,249         579,249          226,539          226,539        726,539
  21              672,093             65,911         65,911         565,911          224,639          224,639        724,639
  22              724,514             49,660         49,660         549,660          219,456          219,456        719,456
  23              779,556             30,379         30,379         530,379          210,678          210,678        710,678
  24              837,350              7,987          7,987         507,987          198,015          198,015        698,015
  25              898,033              0 (5)          0 (5)         500,000          181,075          181,075        681,075
  26              961,751              0 (5)          0 (5)         500,000          159,309          159,309        659,309
  27            1,028,654              0 (5)          0 (5)         500,000          132,038          132,038        632,038
  28            1,098,903              0 (5)          0 (5)         500,000           98,425           98,425        598,425
  29            1,172,664              0 (5)          0 (5)         500,000           57,534           57,534        557,534
  30            1,250,113              0 (5)          0 (5)         500,000            8,500            8,500        508,500
  31            1,331,435              0 (5)          0 (5)           0 (5)            0 (5)            0 (5)          0 (5)
  32            1,416,823
  33            1,506,480
  34            1,600,620
  35            1,699,467
  36            1,803,256
  37            1,912,235
  38            2,026,663
  39            2,146,812
  40            2,272,969
  41            2,405,433
  42            2,544,521
  43            2,690,563
  44            2,843,907
  45            3,004,918



                                12% Hypothetical
                             Gross Investment Return
                -------------------------------------------------
End Of            Policy              Cash               Death
Policy            Value             Surrender           Benefit
Year (1)                              Value
                                      (3)(4)
   1              14,381               6,005              514,381
   2              30,083              19,144              530,083
   3              46,895              30,980              546,895
   4              64,891              49,306              564,891
   5              84,126              68,887              584,126
   6             104,660              90,920              604,660
   7             126,554             116,248              626,554
   8             149,849             142,978              649,849
   9             174,573             171,138              674,573
  10             200,754             200,754              700,754
  11             229,489             229,489              729,489
  12             260,030             260,030              760,030
  13             292,466             292,466              792,466
  14             326,901             326,901              826,901
  15             363,416             363,416              863,416
  16             402,035             402,035              902,035
  17             442,750             442,750              942,750
  18             485,480             485,480              985,480
  19             530,105             530,105            1,030,105
  20             576,506             576,506            1,076,506
  21             624,659             624,659            1,124,659
  22             674,547             674,547            1,174,547
  23             726,181             726,181            1,226,181
  24             779,613             779,613            1,279,613
  25             834,810             834,810            1,334,810
  26             891,588             891,588            1,391,588
  27             949,637             949,637            1,449,637
  28           1,008,487           1,008,487            1,508,487
  29           1,067,550           1,067,550            1,567,550
  30           1,126,298           1,126,298            1,626,298
  31           1,184,292           1,184,292            1,684,292
  32           1,241,186           1,241,186            1,741,186
  33           1,296,657           1,296,657            1,796,657
  34           1,350,501           1,350,501            1,850,501
  35           1,402,390           1,402,390            1,902,390
  36           1,451,856           1,451,856            1,951,856
  37           1,498,250           1,498,250            1,998,250
  38           1,540,590           1,540,590            2,040,590
  39           1,577,416           1,577,416            2,077,416
  40           1,605,444           1,605,444            2,105,444
  41           1,618,342           1,618,342            2,118,342
  42           1,603,854           1,603,854            2,103,854
  43           1,537,510           1,537,510            2,037,510
  44           1,370,665           1,370,665            1,870,665
  45           1,006,378           1,006,378            1,506,378

  (1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

  (2) Assumes net interest of 5% compounded annually.

  (3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 5 Policy Years. Provided the Cumulative Premium Test or the Fund Value Test has been and continues to be met, the Death Benefit Guarantee will keep the Policy in force on all policies for the first three years and until age 100 on Policies issued and maintained with a minimum face amount of $250,000 and Death Benefit Option 1; to age 85 on policies issued and maintained with a face amount of at least $250,000 and if Death benefit Option 2 is selected at any time.

  (4) Cash Surrender Value for the first two years reflects sales charge limitations imposed by the S.E.C.

  (5) Provided the Death Benefit Guarantee has been in effect, the Policy will have been kept in force until the end of the policy year in which the life insured reached attained age 85, at which time the Death Benefit Guarantee will expire and in the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only, and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

APPENDIX B

DEFINITIONS

The following terms have the following meanings when used in this Prospectus:

ADDITIONAL RATING -- an addition to the cost of insurance rate for insureds who do not meet at least the underwriting requirements of the standard risk class.


BUSINESS DAY -- any day that the New York Stock Exchange is open for trading. The net asset value of the underlying shares of a sub-account of the Separate Account will be determined at the end of each Business Day.


CASH SURRENDER VALUE -- the Policy Value less the deferred sales charge, the deferred underwriting charge and any outstanding monthly deductions due.

CUMULATIVE PREMIUM TEST -- a test that, if satisfied in the first three policy years and, where applicable, if satisfied in subsequent policy years, will maintain the Death Benefit Guarantee. To satisfy the Cumulative Premium Test, the sum of premiums paid, less withdrawals, and less policy loans, must equal or exceed the sum of Death Benefit Guarantee Premiums since issue as at the beginning of each policy month.

DEATH BENEFIT GUARANTEE -- Manufacturers Life of America's guarantee that the Policy will not go into default even if a combination of policy loans, adverse investment experience or other factors should cause the Policy's Net Cash Surrender Value to be insufficient to meet the monthly deductions due at the beginning of a policy month.

DEATH BENEFIT GUARANTEE PREMIUM -- a measure of premium used in determining compliance with the Cumulative Premium Test. The Death Benefit Guarantee Premium as an annual amount is established by the Company based on issue age, sex (unless unisex rates are required by law), risk class, death benefit option, supplementary benefits and additional ratings. The Death Benefit Guarantee Premium, which is set forth in the Policy, will increase, when the policyowner reaches attained age 70, to an amount as specified in the Policy.

EFFECTIVE DATE -- the date that Manufacturers Life of America becomes obligated under the Policy and when the first monthly deductions are taken.

FIXED ACCOUNT -- that part of the Policy Value which reflects the value the policyowner has in the general account of Manufacturers Life of America.

FUND VALUE TEST -- a test which, if satisfied in applicable policy years will maintain the Death Benefit Guarantee feature. To satisfy the Fund Value Test, the Gross Single Premium at the beginning of any applicable policy month must not be greater than the Net Policy Value.

GROSS SINGLE PREMIUM -- the amount of premium needed to endow the Policy to the expiration of the Death Benefit Guarantee assuming 4% interest and current charges.

GUIDELINE ANNUAL PREMIUM -- an amount defined by S.E.C. regulation. It is used to determine maximum sales charges that may be deducted during the first two years following issuance of a Policy.

INITIAL PREMIUM -- at least 1/12 of the Target Premium. The Initial Premium must be received within 60 days after the policy date.

INVESTMENT ACCOUNT -- that part of the Policy Value which reflects the value the policyowner has in one of the sub-accounts of the Separate Account.

ISSUE AGE -- the age on the nearest birthday, at policy date, as shown in the Policy.

LOAN ACCOUNT -- that part of the Policy Value which reflects the value the policyowner has transferred from the Fixed Account or the Investment Accounts as collateral for a policy loan.

MODIFIED POLICY DEBT -- as of any date, the Policy Debt plus the amount of interest to be charged to the next policy anniversary, all discounted from the next policy anniversary to such date at an annual rate of 4%.

MONTHLY DEATH BENEFIT GUARANTEE PREMIUM -- 1/12 of the Death Benefit Guarantee Premium.

MONTHLY NO LAPSE GUARANTEE PREMIUM -- 1/12 of the No Lapse Guarantee Premium.

NET CASH SURRENDER VALUE -- the Cash Surrender Value less Policy Debt.

NET POLICY VALUE -- the Policy Value less the value in the Loan Account.

NET PREMIUM -- amount of premium allocated to the Investment Accounts or Fixed Account. It equals gross premiums less the deduction for state, local and federal taxes.

NO LAPSE GUARANTEE -- Manufacturers Life of America guarantees that the Policy will not go into default even if a combination of Policy loans, adverse investment experience and other factors should cause the Policy's Net Cash Surrender Value to be insufficient to meet the monthly deductions due at the beginning of a policy month. In Illinois this benefit is known as the Minimum Premium Guarantee.

NO LAPSE GUARANTEE CUMULATIVE PREMIUM TEST -- a test that, if satisfied in the No Lapse Guarantee Period, will maintain the No Lapse Guarantee. To satisfy the No Lapse Guarantee Cumulative Premium Test, the sum of premiums paid, less withdrawals, and less Policy loans must equal or exceed the sum of No Lapse Guarantee Premiums since issue as at the beginning of each policy month.

NO LAPSE GUARANTEE PERIOD -- is the first 5 policy years for life insureds with an issue age up to and including 85. It is not offered to life insureds whose Issue Age exceeds 85.

NO LAPSE GUARANTEE PREMIUM -- is a measure of premium used in determining compliance with the No Lapse Guarantee Cumulative Premium Test. The No Lapse Guarantee premium for each policyowner is set forth in the Policy.

PLANNED PREMIUM -- The premium the policyowner plans to pay periodically. Subject to certain requirements of law, the Planned Premium may be changed at any time.

POLICY DATE -- The date from which policy years, policy months and policy anniversaries are determined. Monthly deductions are due on the policy date. If a check for at least the Initial Premium accompanies the application, the policy date is the date the application and check are received at the Service office. If an application accepted by the Company is not accompanied by a check for the Initial Premium, the policy will be issued with a policy date which is 7 days after issuance of the policy.

POLICY DEBT -- as of any date, the aggregate amount of policy loans, including borrowed interest, less any loan repayments.

POLICY VALUE -- the sum of the values in the Loan Account, the Fixed Account and the Investment Accounts.

SELECT LOAN -- A loan on which the differential between the interest credited and the interest charged is currently 0%; provided, however, if at some time in the future it is determined that the current differential could cause the loan to be treated as a taxable distribution under any applicable ruling, regulation or court decision, Manufacturers Life of America has the right to increase the differential on all subsequent Select Loans either (i) to an amount that may be presented in such ruling, regulation or court decision that would result in the transaction being treated as a loan under federal tax law or (ii) if no amount is prescribed, to an amount that Manufacturers Life of America feels would be more likely to result in the transaction being treated as a loan under Federal tax law.

SELECT LOAN AMOUNT -- the amount of any Select Loan.

SERVICE OFFICE -- the office designated to service the Policies, which is shown on the cover page of this prospectus.


SURRENDER CHARGE PERIOD -- the period (set forth in Table 1 under the heading "Charges and Deductions -- Surrender Charges" in this prospectus) following issuance of the Policy or any increase in face amount during which surrender charges may be assessed if the Policy is surrendered or lapsed, the face amount is decreased or a partial withdrawal takes place.


TARGET PREMIUM -- a premium amount used to measure the maximum deferred sales charge under a Policy. The Target Premium for the initial face amount is set forth in the Policy. The policyowner will be advised of the Target Premium for any increase in face amount.

WITHDRAWAL TIER AMOUNT -- as of any date, the net Cash Surrender Value at the previous anniversary multiplied by 10%.

APPENDIX C

The maximum deferred sales charge is 50% of premiums received up to a specified number of Target Premiums that varies (from -0.180 to 3.031) with the issue age of the life insured, the face amount of the Policy and the amount of any increase. Beginning after two policy years, that maximum deferred sales charge decreases over time according to a pattern that varies with the issue age of the life insured. In all cases, the deferred sales charge is eliminated entirely by the last month of the 15th policy year. The same pattern applies to sales charges occasioned by face amount increases, with time periods and issue age computed using the date of the increase in face amount rather than the Policy Date.

The following tables show the percentage of the maximum sales charge that would be applicable in the last month of the years shown. The percentages for other months would be derived by interpolation.

If the transaction occurs in the last month of

                                    ISSUE AGE
                                    ---------
POLICY
YEAR*           0             1             2            3              4             5            6             7             8
------       ------        ------        ------        ------        ------        ------        ------        ------        ------
  1          1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000
  2          1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000
  3          0.9666        0.9500        0.9642        0.9444        0.9555        0.9811        0.9843        0.9866        0.9885
  4          0.9666        0.9500        0.9285        0.9444        0.9555        0.9622        0.9687        0.9600        0.9655
  5          0.9333        0.9000        0.8928        0.9166        0.9111        0.9433        0.9531        0.9466        0.9540
  6          0.9333        0.9000        0.8928        0.9166        0.9111        0.9433        0.9531        0.9466        0.9540
  7          0.9333        0.9000        0.8928        0.9166        0.9111        0.9433        0.9531        0.9466        0.9540
  8          0.9333        0.9000        0.8928        0.9166        0.9111        0.9433        0.9531        0.9466        0.9540
  9          0.8503        0.8503        0.8503        0.8503        0.8503        0.8503        0.8503        0.8503        0.8503
  10         0.6803        0.6803        0.6803        0.6803        0.6803        0.6803        0.6803        0.6803        0.6803
  11         0.5442        0.5442        0.5442        0.5442        0.5442        0.5442        0.5442        0.5442        0.5442
  12         0.4082        0.4082        0.4082        0.4082        0.4082        0.4082        0.4082        0.4082        0.4082
  13         0.2721        0.2721        0.2721        0.2721        0.2721        0.2721        0.2721        0.2721        0.2721
  14         0.1361        0.1361        0.1361        0.1361        0.1361        0.1361        0.1361        0.1361        0.1361
  15         0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000



                                    ISSUE AGE
                                    ---------
POLICY
YEAR*          9              10           11            12            13            14             15
------       ------        ------        ------        ------        ------        ------        ------
  1          1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000
  2          1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000
  3          0.9861        0.9873        0.9885        0.9895        0.9875        0.9940        0.9898
  4          0.9696        0.9734        0.9765        0.9722        0.9751        0.9831        0.9796
  5          0.9595        0.9646        0.9609        0.9652        0.9689        0.9719        0.9695
  6          0.9595        0.9646        0.9609        0.9652        0.9689        0.9719        0.9695
  7          0.9595        0.9646        0.9609        0.9652        0.9689        0.9719        0.9695
  8          0.9595        0.9646        0.9609        0.9652        0.9689        0.9719        0.9695
  9          0.8503        0.8503        0.8503        0.8503        0.8503        0.8503        0.8503
  10         0.6803        0.6803        0.6803        0.6803        0.6803        0.6803        0.6803
  11         0.5442        0.5442        0.5442        0.5442        0.5442        0.5442        0.5442

                                                   ISSUE AGE
                                                   ---------
POLICY
YEAR*          9              10           11            12            13            14             15
------       ------        ------        ------        ------        ------        ------        ------
  12         0.4082        0.4082        0.4082        0.4082        0.4082        0.4082        0.4082
  13         0.2721        0.2721        0.2721        0.2721        0.2721        0.2721        0.2721
  14         0.1361        0.1361        0.1361        0.1361        0.1361        0.1361        0.1361
  15         0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000


                                                                 ISSUE AGE
                                                                 ---------
POLICY
YEAR*          16            17            18            19            20            21           22             23           24
------       ------        ------        ------        ------        ------        ------        ------        ------        ------
  1          1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000
  2          1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000
  3          0.9912        0.9872        0.9884        0.9842        0.9903        0.9867        0.9878        0.9887        0.9896
  4          0.9788        0.9795        0.9768        0.9789        0.9806        0.9778        0.9796        0.9804        0.9792
  5          0.9718        0.9681        0.9653        0.9631        0.9661        0.9646        0.9674        0.9699        0.9688
  6          0.9667        0.9667        0.9653        0.9631        0.9661        0.9646        0.9674        0.9699        0.9688
  7          0.9333        0.9333        0.9333        0.9333        0.9333        0.9396        0.9396        0.9396        0.9396
  8          0.9000        0.9000        0.9000        0.9000        0.9000        0.9060        0.9060        0.9060        0.9060
  9          0.8333        0.8333        0.8333        0.8333        0.8333        0.8389        0.8389        0.8389        0.8389
  10         0.6667        0.6667        0.6667        0.6667        0.6667        0.6711        0.6711        0.6711        0.6711
  11         0.5333        0.5333        0.5333        0.5333        0.5333        0.5369        0.5369        0.5369        0.5369
  12         0.4000        0.4000        0.4000        0.4000        0.4000        0.4027        0.4027        0.4027        0.4027
  13         0.2667        0.2667        0.2667        0.2667        0.2667        0.2685        0.2685        0.2685        0.2685
  14         0.1330        0.1330        0.1330        0.1330        0.1330        0.1342        0.1342        0.1342        0.1342
  15         0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000



                                                   ISSUE AGE
                                                   ---------
POLICY
YEAR*          25            26            27            28            29            30           31
------       ------        ------        ------        ------        ------        ------        ------
  1          1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000
  2          1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000
  3          0.9901        0.9885        0.9889        0.9897        0.9887        0.9889        0.9885
  4          0.9803        0.9793        0.9779        0.9770        0.9757        0.9772        0.9771
  5          0.9679        0.9678        0.9678        0.9659        0.9644        0.9650        0.9624
  6          0.9679        0.9678        0.9678        0.9659        0.9644        0.9650        0.9624
  7          0.9396        0.9432        0.9469        0.9507        0.9545        0.9583        0.9622
  8          0.9060        0.9122        0.9184        0.9247        0.9310        0.9375        0.9441
  9          0.8389        0.8446        0.8503        0.8562        0.8621        0.8681        0.8741
  10         0.6711        0.6757        0.6803        0.6849        0.6897        0.6944        0.6993
  11         0.5369        0.5405        0.5442        0.5479        0.5517        0.5556        0.5594
  12         0.4027        0.4054        0.4082        0.4110        0.4138        0.4167        0.4196
  13         0.2685        0.2703        0.2721        0.2740        0.2759        0.2778        0.2797
  14         0.1342        0.1351        0.1361        0.1370        0.1379        0.1389        0.1399
  15         0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000

*Months not shown may be calculated by interpolation.
If the transaction occurs in the last month of

                                                   ISSUE AGE
                                                   ---------
POLICY
YEAR*          32            33            34            35            36            37           38             39            40
---------    ------        ------        ------        ------        ------        ------        ------        ------        ------
  1          1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000
  2          1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000
  3          0.9878        0.9886        0.9883        0.9888        0.9860        0.9859        0.9868        0.9858        0.9849
  4          0.9741        0.9758        0.9751        0.9739        0.9733        0.9728        0.9725        0.9714        0.9706
  5          0.9634        0.9630        0.9614        0.9602        0.9593        0.9577        0.9573        0.9572        0.9529
  6          0.9634        0.9630        0.9614        0.9602        0.9593        0.9577        0.9573        0.9572        0.9529
  7          0.9634        0.9630        0.9614        0.9602        0.9593        0.9577        0.9573        0.9572        0.9529
  8          0.9507        0.9574        0.9614        0.9602        0.9593        0.9577        0.9573        0.9572        0.9529
  9          0.8803        0.8865        0.8929        0.8993        0.8999        0.9006        0.9012        0.9019        0.9025
  10         0.7042        0.7092        0.7143        0.7194        0.7199        0.7205        0.7210        0.7215        0.7220
  11         0.5634        0.5674        0.5714        0.5755        0.5760        0.5764        0.5768        0.5772        0.5776
  12         0.4225        0.4255        0.4286        0.4317        0.4320        0.4323        0.4326        0.4329        0.4332
  13         0.2817        0.2837        0.2857        0.2878        0.2880        0.2882        0.2884        0.2886        0.2888
  14         0.1408        0.1418        0.1429        0.1439        0.1440        0.1441        0.1442        0.1443        0.1444
  15         0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000


                                                   ISSUE AGE
                                                   ---------
POLICY
YEAR*          41            42            43            44            45            46            47
------       ------        ------        ------        ------        ------        ------        ------
  1          1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000
  2          1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000
  3          0.9850        0.9828        0.9839        0.9822        0.9833        0.9819        0.9808
  4          0.9692        0.9680        0.9664        0.9651        0.9659        0.9639        0.9627
  5          0.9526        0.9501        0.9496        0.9480        0.9473        0.9446        0.9425
  6          0.9526        0.9501        0.9496        0.9480        0.9473        0.9446        0.9425
  7          0.9526        0.9501        0.9496        0.9480        0.9473        0.9190        0.9176
  8          0.9526        0.9501        0.9496        0.9480        0.9473        0.9117        0.9104
  9          0.9032        0.9038        0.9045        0.9051        0.9058        0.9045        0.9032
  10         0.7225        0.7231        0.7236        0.7241        0.7246        0.7236        0.7225
  11         0.5780        0.5785        0.5789        0.5793        0.5797        0.5789        0.5780
  12         0.4335        0.4338        0.4342        0.4345        0.4348        0.4342        0.4335
  13         0.2890        0.2892        0.2894        0.2896        0.2899        0.2894        0.2890
  14         0.1445        0.1446        0.1447        0.1448        0.1449        0.1447        0.1445
  15         0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000

                                    ISSUE AGE
                                    ---------
POLICY
YEAR*          48            49            50            51            52            53            54            55            56
------       ------        ------        ------        ------        ------        ------        ------        ------        ------
  1          1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000
  2          1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000
  3          0.9809        0.9796        0.9786        0.9795        0.9779        0.9770        0.9763        0.9761        0.9738
  4          0.9619        0.9598        0.9577        0.9573        0.9563        0.9541        0.9523        0.9512        0.9477
  5          0.9418        0.9385        0.9354        0.9351        0.9330        0.9300        0.9268        0.9250        0.9207
  6          0.9365        0.9251        0.9137        0.9023        0.8910        0.8797        0.8684        0.8571        0.8689
  7          0.9163        0.9150        0.9101        0.8567        0.8032        0.7498        0.6963        0.6429        0.6517
  8          0.9091        0.9078        0.9029        0.8080        0.7132        0.6183        0.5235        0.4286        0.4345
  9          0.9019        0.9006        0.8993        0.7623        0.6253        0.4883        0.3513        0.2143        0.2172
  10         0.7215        0.7205        0.7194        0.5755        0.4316        0.2878        0.1439        0.0000        0.0000
  11         0.5772        0.5764        0.5755        0.4316        0.2876        0.1439        0.0000        0.0000        0.0000
  12         0.4329        0.4323        0.4317        0.2878        0.1439        0.0000        0.0000        0.0000        0.0000
  13         0.2886        0.2882        0.2878        0.1439        0.0000        0.0000        0.0000        0.0000        0.0000
  14         0.1443        0.1441        0.1439        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000
  15         0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000


                                   ISSUE AGE
                                   ---------
POLICY
YEAR*          57            58            59            60            61            62            63
------       ------        ------        ------        ------        ------        ------        ------
  1          1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000
  2          1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000
  3          0.9731        0.9720        0.9707        0.9711        0.9700        0.9690        0.9678
  4          0.9460        0.9441        0.9417        0.9410        0.9389        0.9367        0.9341
  5          0.9192        0.9160        0.9128        0.9109        0.9078        0.9044        0.9006
  6          0.8811        0.8939        0.9071        0.9087        0.9039        0.8986        0.8937
  7          0.6608        0.6704        0.6803        0.6907        0.7015        0.7128        0.7247
  8          0.4406        0.4469        0.4536        0.4605        0.4677        0.4752        0.4831
  9          0.2203        0.2235        0.2268        0.2302        0.2338        0.2376        0.2416
  10         0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000
  11         0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000
  12         0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000
  13         0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000
  14         0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000
  15         0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000

                                                           ISSUE AGE
                                                           ---------
POLICY
YEAR*           64            65            66            67            68            69            70            71
------        ------        ------        ------        ------        ------        ------        ------        ------
   1          1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000
   2          1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000
   3          0.9650        0.9638        0.9637        0.9612        0.9597        0.9573        0.9572        0.9559
   4          0.9315        0.9277        0.9261        0.9224        0.9196        0.9158        0.9144        0.9129
   5          0.8966        0.8916        0.8874        0.8836        0.8796        0.8745        0.8727        0.8700
   6          0.8872        0.8823        0.8769        0.8719        0.8665        0.8612        0.8582        0.8554
   7          0.7370        0.7500        0.7500        0.7500        0.7500        0.7500        0.7500        0.7500
   8          0.4914        0.5000        0.5000        0.5000        0.5000        0.5000        0.5000        0.5000
   9          0.2457        0.2500        0.2500        0.2500        0.2500        0.2500        0.2500        0.2500
  10          0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000
  11          0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000
  12          0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000
  13          0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000
  14          0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000
  15          0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000



                                             ISSUE AGE
                                             ---------
POLICY
YEAR*          72            73            74            75            76            77            78            79
------       ------        ------        ------        ------        ------        ------        ------        ------
   1         1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000
   2         1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000
   3         0.9555        0.9532        0.9518        0.9504        0.9491        0.9464        0.9436        0.9422
   4         0.9113        0.9078        0.9050        0.9021        0.8982        0.8939        0.8885        0.8856
   5         0.8676        0.8623        0.8581        0.8526        0.8472        0.8404        0.8347        0.8301
   6         0.8520        0.8441        0.8387        0.8317        0.8239        0.8170        0.8099        0.8054
   7         0.7500        0.7500        0.7500        0.7500        0.7500        0.7500        0.7500        0.7500
   8         0.5000        0.5000        0.5000        0.5000        0.5000        0.5000        0.5000        0.5000
   9         0.2500        0.2500        0.2500        0.2500        0.2500        0.2500        0.2500        0.2500
  10         0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000
  11         0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000
  12         0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000
  13         0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000
  14         0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000
  15         0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000



*Months not shown may be calculated by interpolation.

If the transaction occurs in the last month of

                                    ISSUE AGE
                                    ---------
POLICY
YEAR*           80            81            82            83            84            85            86            87
------        ------        ------        ------        ------        ------        ------        ------        ------
   1          1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000
   2          1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000
   3          0.9405        0.9388        0.9375        0.9362        0.9360        0.9345        0.9320        0.9303
   4          0.8824        0.8806        0.8777        0.8762        0.8747        0.8705        0.8663        0.8608
   5          0.8267        0.8235        0.8204        0.8176        0.8145        0.8079        0.8009        0.7899
   6          0.8016        0.7971        0.7940        0.7897        0.7842        0.7749        0.7627        0.7451
   7          0.7500        0.7500        0.7500        0.7500        0.7500        0.7405        0.7232        0.6964
   8          0.5000        0.5000        0.5000        0.5000        0.5000        0.5000        0.5000        0.5000
   9          0.2500        0.2500        0.2500        0.2500        0.2500        0.2500        0.2500        0.2500
  10          0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000
  11          0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000
  12          0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000
  13          0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000
  14          0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000
  15          0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000


                                    ISSUE AGE
                                    ---------
POLICY
YEAR*          88            89            90            91            92            93            94            95
------       ------        ------        ------        ------        ------        ------        ------        ------
   1         1.0000        1.0000        1.0000        0.0000        0.0000        0.0000        0.0000        0.0000
   2         1.0000        1.0000        1.0000        0.0000        0.0000        0.0000        0.0000        0.0000
   3         0.9261        0.9191        0.9115        0.0000        0.0000        0.0000        0.0000        0.0000
   4         0.8510        0.8357        0.8165        0.0000        0.0000        0.0000        0.0000        0.0000
   5         0.7732        0.7483        0.7136        0.0000        0.0000        0.0000        0.0000        0.0000
   6         0.7192        0.6822        0.6308        0.0000        0.0000        0.0000        0.0000        0.0000
   7         0.6597        0.6068        0.5399        0.0000        0.0000        0.0000        0.0000        0.0000
   8         0.5000        0.5000        0.4439        0.0000        0.0000        0.0000        0.0000        0.0000
   9         0.2500        0.2500        0.2500        0.0000        0.0000        0.0000        0.0000        0.0000
  10         0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000
  11         0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000
  12         0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000
  13         0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000
  14         0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000
  15         0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000



*Months not shown may be calculated by interpolation.

                                     PART II


                                OTHER INFORMATION

UNDERTAKINGS

Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940.

The Manufacturers Life Insurance Company of America hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

CONTENTS OF REGISTRATION STATEMENT


This registration statement comprises the following papers and documents:
         The facing sheet;
         The Prospectus, consisting of ___ pages;
         Representation pursuant to Section 26 of the Investment Company Act of 1940;
         The signatures;
         Written consents of the following persons:
                 Ernst & Young LLP
                 Lucio Fortunato, FSA, FCIA, MAAA


The following exhibits are filed as part of this Registration Statement:

1. Copies of all exhibits required by paragraph A of the instructions as to exhibits in Form N-8B-2 are set forth below under designations based on such instructions:

A(1) Resolutions of Board of Directors of The Manufacturers Life Insurance Company of America establishing Separate Account Three. Incorporated by reference to Exhibit A(1) to the Initial Registration Statement on Form S-6 filed October 29, 1998 (file No. 333-66303).

A(3)(a)(i)        Distribution Agreement between The Manufacturers Life
                  Insurance Company of America and ManEquity, Inc. dated
                  December 23, 1986. Incorporated by reference to Exhibit
                  A(3)(a)(i) to the Initial Registration Statement on Form S-6 filed October 29, 1998 (file No. 333-66303).

A(3)(a)(ii)       Amendment to Distribution Agreement between The Manufacturers
                  Life Insurance Company of America and ManEquity, Inc. dated
                  May 30, 1992. Incorporated by reference to Exhibit A(3)(a)(ii) to the Initial Registration Statement on Form S-6 filed
                  October 29, 1998 (file No. 333-66303).

A(3)(a)(iii)      Amendment to Distribution Agreement between The Manufacturers
                  Life Insurance Company of America and ManEquity, Inc. dated
                  February 23, 1994. Incorporated by reference to Exhibit
                  A(3)(a)(iii) to the Initial Registration Statement on Form S-6 filed October 29, 1998 (file No. 333-66303).

A(3)(b)(i)        Specimen Agreement between ManEquity, Inc. and registered
                  representatives. Incorporated by reference to Exhibit
                  A(3)(b)(i) to Pre-effective Amendment No. 1 to the
                  Registration Statement on Form S-6 filed August 28, 1998 (file
                  No. 333-51293).

A(3)(b)(ii)       Specimen agreement between The Manufacturers Life Insurance
                  Company of America and registered representatives.
                  Incorporated by reference to Exhibit A(3)(b)(ii) to Pre-effective Amendment No. 1 to the Registration Statement on
                  Form S-6 filed August 28, 1998 (file No. 333-51293).

A(3)(b)(iii)      Specimen Agreement between ManEquity, Inc. and dealers.
                  Incorporated by reference to Exhibit A(3)(b)(iii) to Pre-effective Amendment No. 1 to the Registration Statement on
                  Form S-6 filed August 28, 1998 (file No. 333-51293).

A(3)(b)(iv)       Specimen agreement between The Manufacturers Life Insurance
                  Company of America and dealers. Incorporated by reference to Exhibit A(3)(b)(iv) to Pre-effective Amendment No. 1 to the
                  Registration Statement on Form S-6 filed August 28, 1998 (file
                  No. 333-51293).

A(5)(a)           Form of Flexible Premium Variable Life Insurance Policy.
                  Previously filed as Exhibit A(5)(a)(i) to the Post-Effective Amendment No. 13 to the Registration Statement on Form S-6 filed February 19, 1999 (file No. 33-52310).

A(5)(a)(i)        Endorsement No. 776-1ua to Flexible Premium Variable Life
                  Insurance Policy. Previously filed as Exhibit A(5)(a)(i) to the Post-Effective Amendment No. 11 to the Registration
                  Statement on Form S-6 filed April 29, 1997 (file No.
                  33-52310).

A(5)(a)(ii)       Endorsement No. 770-10ua to Flexible Premium Variable Life
                  Insurance Policy. Previously filed as Exhibit A(5)(a)(ii) to the Post-Effective Amendment No. 11 to the Registration
                  Statement on Form S-6 filed April 29, 1997 (file No.
                  33-52310).

A(6)(a) Restated Articles of Redomestication of The Manufacturers Life Insurance Company of America. Incorporated by reference to
                  Exhibit 3(a)(i) to Post-Effective Amendment No. 6 on Form S-1 filed December 9, 1996 (file No. 33-57020).

A(6)(b) By-Laws of The Manufacturers Life Insurance Company of America. Incorporated by reference to Exhibit 3(b)(i) to Post-Effective Amendment No. 6 on Form S-1 filed December 9, 1996 (file No. 33-57020).

A(8)(a)(i)        Service Agreement between The Manufacturers Life Insurance
                  Company and The Manufacturers Life Insurance Company of
                  America dated June 1, 1988. Incorporated by reference to
                  Exhibit A(8)(a)(i) to Pre-effective Amendment No. 1 to the
                  Registration Statement on Form S-6 filed August 28, 1998 (file
                  No. 333-51293).

A(8)(a)(ii)       Amendment to Service Agreement between The Manufacturers Life
                  Insurance Company and The Manufacturers Life Insurance Company of America dated December 31, 1992. Incorporated by reference to Exhibit A(8)(a)(ii) to Pre-effective Amendment No. 1 to the
                  Registration Statement on Form S-6 filed August 28, 1998 (file
                  No. 333-51293).

A(8)(a)(iii)      Amendment to Service Agreement between The Manufacturers Life
                  Insurance Company and The Manufacturers Life Insurance Company of America dated May 31, 1993. Incorporated by reference to Exhibit A(8)(a)(iii) to Pre-effective Amendment No. 1 to the
                  Registration Statement on Form S-6 filed August 28, 1998 (file
                  No. 333-51293).

A(8)(a)(iv)       Amendment to Service Agreement between The Manufacturers Life
                  Insurance Company and The Manufacturers Life Insurance Company of America dated June 30, 1993. Incorporated by reference to Exhibit A(8)(a)(iv) to Pre-effective Amendment No. 1 to the
                  Registration Statement on Form S-6 filed August 28, 1998 (file
                  No. 333-51293).

A(8)(a)(v)        Amendment to Service Agreement between The Manufacturers Life
                  Insurance Company and The Manufacturers Life Insurance Company of America dated December 31, 1996. Incorporated by reference to Exhibit A(8)(a)(v) to Pre-effective Amendment No. 1 to the
                  Registration Statement on Form S-6 filed August 28, 1998 (file
                  No. 333-51293).

A(8)(a)(vi)       Amendment to Service Agreement between The Manufacturers Life
                  Insurance Company and The Manufacturers Life Insurance Company of America dated May 31, 1998. Incorporated by reference to Exhibit A(8)(a)(vi) to Pre-effective Amendment No. 1 to the
                  Registration Statement on Form S-6 filed August 28, 1998 (file
                  No. 333-51293).

A(8)(a)(vii)      Amendment to Service Agreement between The Manufacturers Life
                  Insurance Company and The Manufacturers Life Insurance Company of America dated December 31, 1998. Incorporated by reference to Exhibit A(8)(a)(vii) to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (file No. 33-57018).

A(8)(b) Form of Stoploss Reinsurance Agreement between The Manufacturers Life Insurance Company of America and The Manufacturers Life Insurance Company. Previously filed as Exhibit A(8)(b) to Post-Effective Amendment No. 13 to the Registration Statement on Form S-6 filed February 19, 1999 (file No. 33-52310).

A(8)(c)(i)        Service Agreement between The Manufacturers Life Insurance
                  Company and ManEquity, Inc. dated January 2, 1991.
                  Incorporated by reference to Exhibit A(8)(c)(i) to Pre-effective Amendment No. 1 to the Registration Statement on
                  Form S-6 filed August 28, 1998 (file No. 333-51293).

A(8)(c)(ii)       Amendment to Service Agreement between The Manufacturers Life
                  Insurance Company and ManEquity, Inc. dated March 1, 1994.
                  Incorporated by reference to Exhibit A(8)(c)(ii) to Pre-effective Amendment No. 1 to the Registration Statement on
                  Form S-6 filed August 28, 1998 (file No. 333-51293).

A(10) Form of Application for Flexible Premium Variable Life Insurance Policy. Previously filed as Exhibit (A)(10) to Post-Effective Amendment No. 7 on Form S-6 filed April 26, 1996 (file No. 33-52310).

A(10)(a) Form of Application Supplement for Flexible Premium Variable Life Insurance Policy. Previously filed as Exhibit A(10)(a) to Post Effective Amendment No. 9 on Form S-6 filed December 23, 1996 (File No. 33-52310).

2.                Not applicable.

3. Opinion and consent of James D. Gallagher, Esq., General Counsel of The Manufacturers Life Insurance Company of America. Previously filed as Exhibit 3 to the Post-Effective Amendment No.9 to the Registration Statement on Form S-6 filed December 23, 1996 (file No. 33-52310).

4. No financial statements are omitted from the prospectus pursuant to instruction 1(b) or (c) of Part I.

5.                Not applicable.

6. Opinion and consent of Lucio Fortunato, FSA, FCIA, MSAA, for The Manufacturers Life Insurance Company of America. Filed herewith.

7.                Form of notice of withdrawal right ("free look" notice).
                  Previously filed as Exhibit 7 to the Post-Effective Amendment No. 13 to the Registration Statement on Form S-6 filed February 19, 1999 (File No. 33-52310).

8(a). Form of notice of right of surrender while sales charge limitation applies (initial purchase). Previously filed as
                  Exhibit 8(a) to the Post-Effective Amendment No. 13 to the Registration Statement on Form S-6 filed February 19, 1999 (File No. 33-52310).

8(b).             Form of notice of cancellation right (face amount increase).
                  Previously filed as Exhibit 8(b) to the Post-Effective Amendment No. 13 to the Registration Statement on Form S-6 filed February 19, 1999 (File No. 33-52310).

8(c). Form of notice of right of surrender while sales charge limitation applies (default). Previously filed as Exhibit 8(c) to the Post-Effective Amendment No. 13 to the Registration Statement on Form S-6 filed February 19, 1999 (File No. 33-52310).

9. Memorandum Regarding Issuance, Face Amount Increase, Redemption and Transfer Procedures for the Policies. Previously filed as Exhibit 9 to Post Effective Amendment No. 8 on Form S-6 filed December 1, 1996 (file no. 33-52310).


10.               Consent of Ernst & Young LLP. Filed herewith.


11. Power of Attorney. Incorporated by reference of Exhibit 12 to Post Effective Amendment No. 10 to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on February 28, 1997 (File No. 33-52310).

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 the registrant, SEPARATE ACCOUNT THREE OF THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA, and the depositor, THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA, certify that the registrant meets all of the requirements for effectiveness of this amended registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and have duly caused this amendment to the registration statement to be signed on their behalf by the undersigned thereunto duly authorized, and the seal of the depositor to be hereunto affixed and attested, all in the City of Toronto, Province of Ontario, Canada, on the 20th day of April, 1999.



                                     SEPARATE ACCOUNT THREE OF THE
                                     MANUFACTURERS LIFE INSURANCE
                                     COMPANY OF AMERICA
                                     (Registrant)


                                     By: THE MANUFACTURERS LIFE
                                     INSURANCE COMPANY OF AMERICA
                                     (Depositor)


                                     By: /s/ Donald A. Guloien
                                         -------------------------
                                     DONALD A. GULOIEN
                                     President

                                     THE MANUFACTURERS LIFE INSURANCE
                                     COMPANY OF AMERICA


                                     By: /s/ Donald A. Guloien
                                         -------------------------
                                     DONALD A. GULOIEN
                                     President

[SEAL]

Attest


/s/ James D. Gallagher
-------------------------
JAMES D. GALLAGHER
Secretary

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of l933, this amended registration statement has been signed by the following persons in the capacities indicated on this 20th day of April, 1999.

Signature                                            Title

*                                                    Chairman and Director
--------------------------------
JOHN D. RICHARDSON


/s/ Donald A. Guloien                                President and Director
--------------------------------
DONALD A. GULOIEN                                    (Principal Executive Officer)

*
--------------------------------
SANDRA M. COTTER                                     Director


/s/ James D. Gallagher                               Director
--------------------------------
JAMES D. GALLAGHER

/s/ James O'Malley                                   Director
--------------------------------
JAMES O'MALLEY

*                                                    Director
--------------------------------
JOSEPH J. PIETROSKI

*                                                    Director
--------------------------------
THEODORE KILKUSKIE, JR.


*                                                    Vice President, Finance
--------------------------------
DOUGLAS H. MYERS                                     (Principal Financial
                                                     and Accounting Officer)


*/s/ James D. Gallagher
--------------------------------
JAMES D. GALLAGHER
  Pursuant to Power of Attorney

                                  EXHIBIT INDEX

Exhibit No.             Description
6                       Consent of Lucio Fortunato, FSA, FCIA, MAAA

10                      Consent of Ernst & Young, LLP